                                                         FILED UNDER RULE 497(c)
                                                  FILE NOS. 2-14213 AND 811-0816

                       AMERICAN CENTURY MUTUAL FUNDS, INC.

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Growth Fund
Ultra(reg.tm) Fund
Vista(sm) Fund
Heritage Fund
Veedot(reg.tm) Fund

FEBRUARY 27, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investors Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
www.americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

     Growth Fund, Ultra Fund, Vista Fund and Heritage Fund                12

     Veedot Fund                                                          14

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. Each fund's investment strategy is based on the belief that, over the long term, stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. A more detailed description of American Century's growth investment style begins on page 12.

Veedot uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, that are growing at an accelerating rate and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page 14.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN SECURITIES - A fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

For Veedot, additional risks include

*  RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

          [GRAPHIC OF TRIANGLE]

          PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND
          SELLS PORTFOLIO SECURITIES.

*  NONDIVERSIFICATION - The fund is classified as NONDIVERSIFIED. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

          [GRAPHIC OF TRIANGLE]

          A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN
          A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

------
2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategies
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment
*  concerned about the tax consequences of high portfolio turnover with an investment in Veedot

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

GROWTH FUND
ULTRA FUND
VISTA FUND
HERITAGE FUND
VEEDOT FUND

Annual Total Returns

The following bar charts show the performance of each fund's Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the fund if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the charts depending on the expenses of that class.

GROWTH FUND - INVESTOR CLASS

[data from bar chart]

2003               24.41%
2002              -26.13%
2001              -18.67%
2000              -14.71%
1999               34.68%
1998               36.77%
1997               29.28%
1996               15.01%
1995               20.35%
1994               -1.49%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                   LOWEST
--------------------------------------------------------------------------------
Growth                    23.62% (4Q 1999)          -19.33% (1Q 2001)
--------------------------------------------------------------------------------

------
4

ULTRA FUND - INVESTOR CLASS

[data from bar chart]

2003               25.83%
2002              -23.15%
2001              -14.61%
2000              -19.91%
1999               41.46%
1998               34.55%
1997               23.13%
1996               13.85%
1995               37.68%
1994               -3.62%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                         HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Ultra                    32.09% (4Q 1999)               -17.49% (1Q 2001)
--------------------------------------------------------------------------------

VISTA FUND - INVESTOR CLASS

[data from bar chart]

2003              42.82%
2002             -20.90%
2001             -27.59%
2000              -0.98%
1999             119.11%
1998             -14.25%
1997              -8.68%
1996               7.56%
1995              46.13%
1994               4.68%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                 LOWEST
--------------------------------------------------------------------------------
Vista                          72.22% (4Q 1999)        -27.52% (3Q 1998)
--------------------------------------------------------------------------------

------
5

HERITAGE FUND - INVESTOR CLASS

[data from bar chart]

2003               21.65%
2002              -15.97%
2001              -25.57%
2000               17.39%
1999               51.28%
1998               -0.15%
1997               19.35%
1996               15.31%
1995               26.66%
1994               -6.32%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                  LOWEST
--------------------------------------------------------------------------------
Heritage                       40.37% (4Q 1999)         -21.16% (3Q 1998)
--------------------------------------------------------------------------------

VEEDOT FUND - INVESTOR CLASS

[data from bar chart]

2003                42.42%
2002               -22.10%
2001               -20.21%
2000                -1.35%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Veedot                      25.17% (1Q 2000)            -17.98% (1Q 2001)
--------------------------------------------------------------------------------

------
6

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Investor Class shares. After-tax returns for the
Institutional Class will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS(1)
-------------------------------------------------------------------------------------------------------
Growth
Return Before Taxes                                     24.41%    -3.00%     7.55%     15.36%(2)
Return After Taxes on Distributions                     24.41%    -4.09%     5.12%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                               15.87%    -2.66%     5.58%     N/A
Russell 1000 Growth Index                               29.75%    -5.11%     9.21%     N/A(3)
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------
Ultra
Return Before Taxes                                     25.83%    -1.32%     8.88%     13.92%
Return After Taxes on Distributions                     25.83%    -1.97%     7.28%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                               16.79%    -1.22%     7.16%     N/A
S&P 500 Index                                           28.68%    -0.57%    11.07%     13.74%(4)
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE GROWTH, OCTOBER 31, 1958;
     AND ULTRA, NOVEMBER 2, 1981. ONLY FUNDS WITH PERFORMANCE HISTORY FOR LESS
     THAN 10 YEARS SHOW AFTER-TAX RETURNS FOR LIFE OF CLASS.

(2)  ALTHOUGH THE CLASS'S ACTUAL INCEPTION DATE WAS OCTOBER 31, 1958, LIFE OF
     CLASS IS CALCULATED FROM JUNE 30, 1971, WHEN THE MANAGEMENT COMPANY
     IMPLEMENTED ITS CURRENT INVESTMENT PHILOSOPHY AND PRACTICES.

(3)  BENCHMARK BEGAN JANUARY 1, 1979.

(4)  SINCE OCTOBER 31, 1981, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

------
7

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003            1 YEAR   5 YEARS   10 YEARS   LIFE OF CLASS(1)
-------------------------------------------------------------------------------------------------------
Vista
Return Before Taxes                                      42.82%   12.16%     8.62%      10.58%
Return After Taxes on Distributions                      42.82%   10.07%     7.03%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                                27.84%    9.88%     6.94%      N/A
Russell Mid Cap Growth Index                             42.71%    2.01%     9.40%      N/A(2)
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------
Heritage
Return Before Taxes                                      21.65%    6.20%     8.22%      11.97%
Return After Taxes on Distributions                      21.65%    4.32%     6.04%      N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                                14.07%    4.58%     6.08%      N/A
Russell Mid Cap Index                                    40.06%    7.23%    12.18%      13.86%(3)
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------
Veedot(4)
Return Before Taxes                                      39.58%     N/A       N/A       0.32%
Return After Taxes on Distributions                      39.58%     N/A       N/A       0.32%
Return After Taxes on Distributions
  and Sale of Fund Shares                                25.72%     N/A       N/A       0.28%
Wilshire 5000 Index                                      31.65%     N/A       N/A      -2.83%
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE VISTA, NOVEMBER 25, 1983;
     HERITAGE, NOVEMBER 10, 1987; AND VEEDOT, NOVEMBER 30, 1999. ONLY FUNDS WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW AFTER-TAX RETURNS FOR LIFE
     OF CLASS.

(2)  BENCHMARK BEGAN JANUARY 1, 1986.

(3)  SINCE OCTOBER 31, 1987, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(4)  FUND RETURNS REFLECT THE DEDUCTION OF A 2% REDEMPTION FEE, INCURRED ONLY IF
     SHARES WERE REDEEMED WITHIN THE FIRST FIVE YEARS AFTER PURCHASE. HAD THE 2%
     REDEMPTION FEE NOT BEEN APPLIED, FUND RETURNS WOULD HAVE BEEN 42.42% FOR
     THE 1-YEAR PERIOD AND 0.82% SINCE INCEPTION.

------
8

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003            1 YEAR     5 YEARS    LIFE OF CLASS(1)
-----------------------------------------------------------------------------------------------
Growth
Return Before Taxes                                      24.62%    -2.79%      4.20%
Russell 1000 Growth Index                                29.75%    -5.11%      2.37%(2)
  (reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------
Ultra
Return Before Taxes                                      26.08%    -1.13%      6.03%
S&P 500 Index                                            28.68%    -0.57%      7.57%
  (reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------
Vista
Return Before Taxes                                      43.07%    12.36%      4.91%
Russell Mid Cap Growth Index                             42.71%     2.01%      7.34%(3)
  (reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------
Heritage
Return Before Taxes                                      21.83%     6.43%      5.84%
Russell Mid Cap Index                                    40.06%     7.23%      9.09%(4)
  (reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------
Veedot(5)
Return Before Taxes                                      39.62%       N/A     -5.22%
Wilshire 5000 Index                                      31.65%       N/A     -4.61%(6)
  (reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INSTITUTIONAL CLASS OF THE FUNDS ARE GROWTH AND
     HERITAGE, JUNE 16, 1997; ULTRA AND VISTA, NOVEMBER 14, 1996; AND VEEDOT,
     AUGUST 1, 2000.

(2)  SINCE JUNE 30, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE OCTOBER 31, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE JUNE 19, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(5)  FUND RETURNS REFLECT THE DEDUCTION OF A 2% REDEMPTION FEE, INCURRED ONLY IF
     SHARES WERE REDEEMED WITHIN THE FIRST FIVE YEARS AFTER PURCHASE. HAD THE 2%
     REDEMPTION FEE NOT BEEN APPLIED, FUND RETURNS WOULD HAVE BEEN 42.47% FOR
     THE 1-YEAR PERIOD AND -4.66% SINCE INCEPTION.

(6)  SINCE JULY 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

------
9

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (All funds)
   Maximum Account Maintenance Fee                                   $25(1)
--------------------------------------------------------------------------------
Investor Class and Institutional Class (Veedot only)
   Veedot Redemption/Exchange Fee
   (as a percentage of amount redeemed/exchanged)                   2.00%(2)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
     LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with
     American Century FOR MORE DETAILS.

(2)  APPLIES ONLY TO VEEDOT SHARES HELD FOR LESS THAN FIVE YEARS, EXCLUDING
     SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           MANAGEMENT    DISTRIBUTION AND      OTHER         TOTAL ANNUAL FUND
                           FEE           SERVICE (12B-1) FEES  EXPENSES(1)   OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
Growth
    Investor Class         1.00%         None                  0.00%         1.00%
-----------------------------------------------------------------------------------------------
    Institutional Class    0.80%         None                  0.00%         0.80%
-----------------------------------------------------------------------------------------------
Ultra
    Investor Class         1.00%(2)      None                  0.00%         1.00%
-----------------------------------------------------------------------------------------------
    Institutional Class    0.80%(2)      None                  0.00%         0.80%
-----------------------------------------------------------------------------------------------
Vista
    Investor Class         1.00%         None                  0.00%         1.00%
-----------------------------------------------------------------------------------------------
    Institutional Class    0.80%         None                  0.00%         0.80%
-----------------------------------------------------------------------------------------------
Heritage
    Investor Class         1.00%         None                  0.00%         1.00%
-----------------------------------------------------------------------------------------------
    Institutional Class    0.80%         None                  0.00%         0.80%
-----------------------------------------------------------------------------------------------
Veedot
    Investor Class         1.50%         None                  0.00%         1.50%
-----------------------------------------------------------------------------------------------
    Institutional Class    1.30%         None                  0.00%         1.30%
-----------------------------------------------------------------------------------------------

(1)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(2)  BASED ON ASSETS OF ALL CLASSES OF THE FUND DURING THE FUND'S MOST RECENT
     FISCAL YEAR. THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
     MANAGEMENT FEE RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND
     INCREASES AS FUND ASSETS DECREASE.

------
10

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR      3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
Growth
    Investor Class            $102        $318        $551       $1,219
---------------------------------------------------------------------------
    Institutional Class        $82        $255        $443         $987
---------------------------------------------------------------------------
   Ultra
    Investor Class            $102        $318        $551       $1,219
---------------------------------------------------------------------------
    Institutional Class        $82        $255        $443         $987
---------------------------------------------------------------------------
Vista
    Investor Class            $102        $318        $551       $1,219
---------------------------------------------------------------------------
    Institutional Class        $82        $255        $443         $987
---------------------------------------------------------------------------
Heritage
    Investor Class            $102        $318        $551       $1,219
---------------------------------------------------------------------------
    Institutional Class        $82        $255        $443         $987
---------------------------------------------------------------------------
   Veedot
    Investor Class            $359        $693        $814       $1,778
---------------------------------------------------------------------------
    Institutional Class       $339        $633        $710       $1,558
---------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------
Veedot
    Investor Class            $152       $472        $814        $1,778
---------------------------------------------------------------------------
    Institutional Class       $132       $410        $710        $1,558
---------------------------------------------------------------------------

------
11

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA FUND
VISTA FUND
HERITAGE FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.
It also includes companies whose growth rates, although still negative, are less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain ACCELERATING GROWTH and sell the stocks of companies whose growth begins to slow down.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.  When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

------
12

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities, as discussed above. The funds generally limit their purchase of debt securities to investment-grade obligations.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Growth and Ultra generally invest in larger companies, although they may purchase companies of any size.

*  Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies.  Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

------
13

VEEDOT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary accelerating growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the accelerating growth requirements mentioned above. These companies would be candidates for purchase. Conversely, companies whose share price patterns suggest a likely decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks that meet the fund's selection criteria. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, and U.S. Government and other debt securities, as discussed above.
The fund generally limits its purchase of debt securities to investment-grade obligations.

Although the fund's managers expect it will invest primarily in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign securities.

------
14

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-400% per year or more, could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend to invest the fund's assets in U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

------
15

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED OCTOBER 31, 2003  INVESTOR CLASS   INSTITUTIONAL CLASS
------------------------------------------------------------------------------------
Growth                                           1.00%            0.80%
------------------------------------------------------------------------------------
Ultra                                            1.00%            0.80%
------------------------------------------------------------------------------------
Vista                                            1.00%            0.80%
------------------------------------------------------------------------------------
Heritage                                         1.00%            0.80%
------------------------------------------------------------------------------------
Veedot                                           1.50%            1.30%
------------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

------
16

The portfolio managers on the investment teams are identified below.

Growth

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

E. A. PRESCOTT LEGARD

Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March
1999, he was an Analyst for USAA Investment Management from March 1998 to March
1999. He has a bachelor's degree in economics from DePauw University. He is a
CFA charterholder.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief Investment Officer - U.S.
Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining American Century in
February 2000, he was a Portfolio Manager with the Franklin Templeton Group from
March 1998 to October 1999. He has a bachelor's degree in political science from
Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

WADE W. SLOME

Mr. Slome, Portfolio Manager, has been a member of the team that manages Ultra since June 1998. He was promoted to Portfolio Manager in July 2002. He joined
American Century in June 1998 as an Investment Analyst. He holds a bachelor's degree in economics from the University of California - Los Angeles, and an MBA in finance from Cornell University. He is a CFA charterholder.

------
17

Vista

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since September 1990 and was promoted to
Portfolio Manager in March 1993.  He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of business administration
(management) and an MBA in finance from Texas Christian University. He is a CFA charterholder.

DAVID M. ROSE

Mr. Rose, Vice President and Portfolio Manager, has been a member of the team that manages Vista since January 2001. He joined American Century in July 1998 as an Investment Analyst. He has a bachelor's degree in business administration from Washington University and an MS in finance, investments and banking from the University of Wisconsin - Madison. He is a CFA charterholder.

Heritage

LINDA K. PETERSON

Ms. Peterson, Vice President and Senior Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She has served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage since 1994. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri - Kansas City. She is a CFA charterholder.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999. He has a BBA with a concentration in finance and accounting from the University of Michigan - Dearborn.

Veedot

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Veedot since its inception in November 1999. He is also the Chief
Investment Officer - U.S. Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American
Century in 1981. He has a bachelor's degree in finance from Arizona State
University.

JOHN SMALL JR.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to
Portfolio Manager in February 1999. Since 1994, he has worked as an Investment
Analyst and Portfolio Manager for the Ultra fund. He joined American Century in
May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree in laser optics physics from the Air Force Institute of Technology. He also has an MBA from
Baker University.

------
18

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
19

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
20

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                           INSTITUTIONAL CLASS

Investor Relations                       Service Representative
1-800-345-2021                           1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
21

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                           INSTITUTIONAL CLASS
P.O. Box 419200                          P.O. Box 419385
Kansas City, MO 64141-6200               Kansas City, MO 64141-6385

Fax                                      Fax
816-340-7962                             816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

------
22

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

                  [GRAPHIC OF TRIANGLE]

                  PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
                  UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION
                  SAVINGS ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH,
                  ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS), BUT NO OTHER
                  RETIREMENT ACCOUNTS . IF YOU HAVE ONLY BUSINESS, BUSINESS
                  RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY
                  BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS
                  FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
23

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

If you sell your shares of Veedot (by redemption or exchange) within five years of purchase, you will pay a redemption fee of 2% of the value of the shares sold. Therefore, if you redeem Veedot shares within five years, you will receive
98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days.  For example, each time you make an investment with American
Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within
15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

------
24

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares of Veedot redeemed in this manner may be subject to a 2% redemption fee if held less than five years. You may also incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

------
25

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
   *  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
26

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
27

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
28

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
29

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
30

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
31

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Growth -- Investor Class, Institutional Class, Advisor Class, R Class and C
   Class

*  Ultra -- Investor Class, Institutional Class, Advisor Class, R Class and C
   Class

*  Vista -- Investor Class, Institutional Class, Advisor Class and C Class

*  Heritage -- Investor Class, Institutional Class, Advisor Class and C Class

*  Veedot -- Investor Class, Institutional Class and Advisor Class

The shares offered by this Prospectus are Investor Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning Advisor Class, C Class or R Class shares, call us at 1-800-345-3533.
You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
32

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

------
33

GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-----------------------------------------------------------------------------------------------------
                                                       2003      2002       2001      2000     1999
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $14.80    $17.85     $31.09    $31.60   $28.03
-----------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(1)                     0.01     (0.01)      --(2)    (0.10)   (0.07)
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)             2.45     (3.04)     (9.66)     3.73     9.03
-----------------------------------------------------------------------------------------------------
   Total From Investment Operations                    2.46     (3.05)     (9.66)     3.63     8.96
-----------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------
   From Net Realized Gains                              --        --       (3.58)    (4.14)   (5.39)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $17.26    $14.80     $17.85    $31.09   $31.60
=====================================================================================================
   TOTAL RETURN(3)                                    16.62%   (17.09)%   (34.14)%   11.49%   36.31%

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      1.00%     1.00%      1.00%     1.00%    1.00%
---------------------------------------------------
Ratio of Net Investment Income (Loss) to
Average Net Assets                                     0.05%    (0.04)%    (0.01)%   (0.30)%  (0.24)%
---------------------------------------------------
Portfolio Turnover Rate                                159%       135%       114%      102%      92%
---------------------------------------------------
Net Assets, End of Period (in millions)               $4,350    $3,951     $5,715    $9,557   $8,333
-----------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
34

ULTRA FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-------------------------------------------------------------------------------------------
                                              2003      2002      2001      2000     1999
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $21.83    $25.09    $41.45    $38.97   $31.06
-------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
    Net Investment Income (Loss)(1)          (0.02)     0.06     (0.06)    (0.28)   (0.14)
------------------------------------------
    Net Realized and
    Unrealized Gain (Loss)                    4.26     (3.32)   (11.89)     4.14    11.17
-------------------------------------------------------------------------------------------
    Total From Investment Operations          4.24     (3.26)   (11.95)     3.86    11.03
-------------------------------------------------------------------------------------------
Distributions
------------------------------------------
    From Net Investment Income               (0.06)      --        --        --       --
------------------------------------------
    From Net Realized Gains                    --        --      (4.41)    (1.38)   (3.12)
-------------------------------------------------------------------------------------------
    Total Distributions                      (0.06)      --      (4.41)    (1.38)   (3.12)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $26.01    $21.83    $25.09    $41.45   $38.97
===========================================================================================
    TOTAL RETURN(2)                          19.50%   (12.99)%  (31.44)%    9.81%   37.94%

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%     0.99%     0.98%     0.99%    1.00%
------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                 (0.09)%    0.24%    (0.18)%   (0.64)%  (0.39)%
------------------------------------------
Portfolio Turnover Rate                        82%       92%       86%       62%      42%
------------------------------------------
Net Assets, End of Period (in millions)     $21,341   $18,616   $24,560   $38,461   $35,752
-------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
35

VISTA FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-------------------------------------------------------------------------------------------
                                               2003      2002      2001      2000     1999
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.25    $10.62    $24.37    $15.41    $9.27
-------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
    Net Investment Loss(1)                    (0.06)    (0.04)    (0.04)    (0.16)   (0.05)
-------------------------------------------
    Net Realized and
    Unrealized Gain (Loss)                     2.78     (1.33)    (7.38)    10.07     6.19
-------------------------------------------------------------------------------------------
    Total From Investment Operations           2.72     (1.37)    (7.42)     9.91     6.14
-------------------------------------------------------------------------------------------
Distributions
-----------------------------------
    From Net Realized Gains                     --        --      (6.33)    (0.95)     --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $11.97     $9.25    $10.62    $24.37   $15.41
===========================================================================================
    TOTAL RETURN(2)                           29.41%   (12.90)%  (37.48)%   66.16%   66.24%

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.00%     1.00%     1.00%     1.00%    1.00%
-------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                         (0.57)%   (0.34)%   (0.31)%   (0.65)%  (0.40)
-------------------------------------------
Portfolio Turnover Rate                        280%      293%      290%      135%     187%
-------------------------------------------
Net Assets, End of Period (in millions)       $1,240     $966     $1,222    $2,345   $1,146
-------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
36

HERITAGE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
--------------------------------------------------------------------------------------------
                                               2003      2002      2001      2000     1999
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.11    $10.13    $19.10    $13.02    $9.98
--------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
   Net Investment Income (Loss)(1)            (0.04)    (0.04)     --(2)    (0.03)    0.02
-------------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                      1.71     (0.98)    (5.33)     7.63     3.04
--------------------------------------------------------------------------------------------
   Total From Investment Operations            1.67     (1.02)    (5.33)     7.60     3.06
--------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
   From Net Investment Income                   --        --         --     (0.04)   (0.02)
-------------------------------------------
   From Net Realized Gains                      --        --      (3.64)    (1.48)     --
--------------------------------------------------------------------------------------------
   Total Distributions                          --        --      (3.64)    (1.52)   (0.02)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.78     $9.11    $10.13    $19.10   $13.02
============================================================================================
   TOTAL RETURN(3)                            18.33%   (10.07)%  (33.08)%   62.61%   30.71%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.00%     1.00%     1.00%     1.00%    1.00%
-------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                  (0.39)%   (0.37)%   (0.02)%   (0.17)%   0.19%
-------------------------------------------
Portfolio Turnover Rate                        129%      128%      152%      119%     134%
-------------------------------------------
Net Assets, End of Period (in millions)       $1,227    $1,010    $1,206    $1,975   $1,000
--------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
37

VEEDOT FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                  2003       2002       2001      2000(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $3.77      $4.32      $5.92      $5.00
------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------
  Net Investment Loss(2)                         (0.03)     (0.01)      --(3)     (0.06)
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)         1.25      (0.54)     (1.60)      0.98
------------------------------------------------------------------------------------------
  Total From Investment Operations                1.22      (0.55)     (1.60)      0.92
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $4.99      $3.77      $4.32      $5.92
==========================================================================================
  TOTAL RETURN(4)                                32.36%    (12.73)%   (27.03)%    18.40%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.50%      1.50%      1.50%    1.50%(5)
----------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                            (0.68)%    (0.31)%    (0.09)%  (0.92)%(5)
----------------------------------------------
Portfolio Turnover Rate                           415%       330%       410%       250%
----------------------------------------------
Net Assets, End of Period (in thousands)        $228,724   $187,451   $231,108   $352,130
------------------------------------------------------------------------------------------

(1)  NOVEMBER 30, 1999 (INCEPTION) THROUGH OCTOBER 31, 2000.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT REDEMPTION FEES. TOTAL
     RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN
     OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES
     BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO TWO DECIMAL
     PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE
     TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE
     DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS
     MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR
     LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
38

GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-------------------------------------------------------------------------------------------------
                                                2003        2002      2001      2000      1999
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $14.87      $17.90    $31.15    $31.66    $28.08
-------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(1)               0.04        0.02      0.04     (0.03)    (0.03)
--------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                        2.47       (3.05)    (9.65)     3.72      9.07
-------------------------------------------------------------------------------------------------
  Total From Investment Operations              2.51       (3.03)    (9.61)     3.69      9.04
-------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Realized Gains                        --          --      (3.64)    (4.20)    (5.46)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $17.38      $14.87    $17.90    $31.15    $31.66
=================================================================================================
  TOTAL RETURN(2)                              16.88%     (16.93)%  (33.94)%   11.70%    36.62%

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           0.80%       0.80%     0.80%     0.80%     0.80%
--------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                    0.25%       0.16%     0.19%    (0.10)%   (0.04)%
--------------------------------------------
Portfolio Turnover Rate                         159%        135%      114%      102%       92%
--------------------------------------------
Net Assets, End of Period (in thousands)      $618,569    $455,807  $84,189   $98,239    $1,453
-------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
39

ULTRA FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
--------------------------------------------------------------------------------------------
                                          2003      2002        2001       2000       1999
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $22.02    $25.24      $41.65     $39.13     $31.12
--------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(1)         0.02      0.11        0.01      (0.20)     (0.09)
--------------------------------------
  Net Realized and
   Unrealized Gain (Loss)                 4.29     (3.33)     (11.94)      4.10      11.22
--------------------------------------------------------------------------------------------
  Total From Investment Operations        4.31     (3.22)     (11.93)      3.90      11.13
--------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income             (0.11)      --          --         --         --
--------------------------------------
  From Net Realized Gains                  --        --        (4.48)     (1.38)     (3.12)
--------------------------------------------------------------------------------------------
  Total Distributions                    (0.11)      --        (4.48)     (1.38)     (3.12)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $26.22    $22.02      $25.24     $41.65     $39.13
============================================================================================
  TOTAL RETURN(2)                        19.66%   (12.76)%    (31.25)%     9.87%     38.21%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.80%     0.79%       0.78%      0.79%      0.80%
--------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets              0.11%     0.44%       0.02%     (0.44)%    (0.19)%
--------------------------------------
Portfolio Turnover Rate                    82%       92%         86%        62%        42%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $822,333  $556,316    $593,436   $763,304   $186,025
--------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
40

VISTA FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-------------------------------------------------------------------------------------------
                                            2003      2002      2001       2000      1999
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $9.34    $10.70    $24.50     $15.51     $9.32
-------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Loss(1)                   (0.03)    (0.02)    (0.02)     (0.11)    (0.04)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    2.80     (1.34)    (7.41)     10.09      6.23
-------------------------------------------------------------------------------------------
  Total From Investment Operations          2.77     (1.36)    (7.43)      9.98      6.19
-------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Realized Gains                    --        --      (6.37)     (0.99)      --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $12.11     $9.34    $10.70     $24.50    $15.51
===========================================================================================
  TOTAL RETURN(2)                          29.66%   (12.71)%  (37.31)%    66.28%    66.42%

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.80%     0.80%     0.80%      0.80%     0.80%
----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (0.37)%   (0.14)%   (0.11)%    (0.45)%   (0.20)%
----------------------------------------
Portfolio Turnover Rate                     280%      293%      290%       135%      187%
----------------------------------------
Net Assets, End of Period
(in thousands)                            $34,177   $37,743   $46,069    $56,022     $122
-------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
41

HERITAGE FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
---------------------------------------------------------------------------------------------
                                            2003        2002       2001      2000      1999
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $9.17      $10.17     $19.14    $13.04    $10.00
---------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income (Loss)(1)         (0.01)      (0.02)      --(2)      --(2)    0.04
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                   1.70       (0.98)     (5.30)     7.65      3.04
---------------------------------------------------------------------------------------------
   Total From Investment Operations         1.69       (1.00)     (5.30)     7.65      3.08
---------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                --          --         --      (0.07)    (0.04)
----------------------------------------
   From Net Realized Gains                   --          --       (3.67)    (1.48)      --
---------------------------------------------------------------------------------------------
   Total Distributions                       --          --       (3.67)    (1.55)    (0.04)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $10.86       $9.17     $10.17    $19.14    $13.04
=============================================================================================
   TOTAL RETURN(3)                         18.43%      (9.83)%   (32.84)%   63.00%    30.92%

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.80%       0.80%      0.80%     0.80%     0.80%
---------------------------------------------------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets               (0.19)%     (0.17)%     0.18%     0.03%     0.39%
----------------------------------------
Portfolio Turnover Rate                     129%        128%       152%      119%      134%
----------------------------------------
Net Assets, End of Period
(in thousands)                            $73,735     $152,256   $79,882    $8,302      $92
---------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
42

VEEDOT FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------
                                            2003       2002       2001     2000(1)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $3.79      $4.33      $5.92      $6.12
-----------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)          (0.02)      --(3)      0.01      (0.01)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.25      (0.54)     (1.60)     (0.19)
-----------------------------------------------------------------------------------
  Total From Investment Operations          1.23      (0.54)     (1.59)     (0.20)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period             $5.02      $3.79      $4.33      $5.92
===================================================================================
  TOTAL RETURN(4)                          32.45%    (12.47)%   (26.86)%    (3.27)%

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.30%      1.30%      1.30%   1.30%(5)
----------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets               (0.48)%    (0.11)%     0.11%  (0.52)%(5)
----------------------------------------
Portfolio Turnover Rate                     415%       330%       410%     250%(6)
----------------------------------------
Net Assets, End of Period
(in thousands)                            $12,458     $8,709     $9,659    $12,218
-----------------------------------------------------------------------------------

(1)  AUGUST 1, 2000 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2000.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT REDEMPTION FEES. TOTAL
     RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN
     OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES
     BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO TWO DECIMAL
     PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE
     TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE
     DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS
     MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR
     LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL.  PERCENTAGE INDICATED
     WAS CALCULATED FOR THE PERIOD NOVEMBER 30, 1999 (INCEPTION OF FUND) THROUGH
     OCTOBER 31, 2000.

------
43

NOTES

------
44

NOTES

------
45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE               FUND CODE     TICKER        NEWSPAPER LISTING
----------------------------------------------------------------------------
Growth
     Investor Class          020           TWCGX         Grwth
----------------------------------------------------------------------------
     Institutional Class     320           TWGIX         Grwth
----------------------------------------------------------------------------
Ultra
     Investor Class          022           TWCUX         Ultra
----------------------------------------------------------------------------
     Institutional Class     322           TWUIX         Ultra
----------------------------------------------------------------------------
Vista
     Investor Class          024           TWCVX         Vista
----------------------------------------------------------------------------
     Institutional Class     324           TWVIX         Vista
----------------------------------------------------------------------------
Heritage
     Investor Class          030           TWHIX         Heritage
----------------------------------------------------------------------------
     Institutional Class     330           ATHIX         Heritage
----------------------------------------------------------------------------
Veedot
     Investor Class          095           AMVIX         Veedot
----------------------------------------------------------------------------
     Institutional Class     405           AVDIX         Veedot
----------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0402
SH-PRS-36474

Your
American Century Investments
prospectus

ADVISOR CLASS

Growth Fund
Ultra(reg.tm) Fund
Vista(sm) Fund
Heritage Fund
Veedot(reg.tm) Fund

C CLASS

Growth Fund
Ultra(reg.tm) Fund
Vista(sm) Fund
Heritage Fund

R CLASS

Growth Fund
Ultra(reg.tm) Fund

FEBRUARY 27, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments, Inc.
P.O. Box 419786, Kansas City, MO 64141-6786

AN OVERVIEW OF THE FUNDS................................................   2

FUND PERFORMANCE HISTORY................................................   4

     Growth Fund, Ultra Fund, Vista Fund and Heritage Fund                 4
     Veedot Fund                                                           8

FEES AND EXPENSES.......................................................  10

OBJECTIVES, STRATEGIES AND RISKS........................................  12

     Growth Fund, Ultra Fund, Vista Fund and Heritage Fund                12
     Veedot Fund                                                          14

             [GRAPHIC OF TRIANGLE]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
             KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. Each fund's investment strategy is based on the belief that, over the long term, stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. A more detailed description of American Century's growth investment style begins on page 12.

Veedot uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page 14.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN SECURITIES - A fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

For Veedot, additional risks include

*  RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

             [GRAPHIC OF TRIANGLE]

             PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND
             SELLS PORTFOLIO SECURITIES.

*  NONDIVERSIFICATION - The fund is classified as NONDIVERSIFIED. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

             [GRAPHIC OF TRIANGLE]

             A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS
             IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

------
2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategies
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment
*  concerned about the tax consequences of high portfolio turnover with an investment in Veedot

             [GRAPHIC OF TRIANGLE]

             AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
             INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
             (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

GROWTH FUND
ULTRA FUND
VISTA FUND
HERITAGE FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the funds' C Class and R Class shares will differ from those shown in the charts depending on the expenses of those classes.

GROWTH FUND - ADVISOR CLASS

[data from bar chart]

2003               24.16%
2002              -26.34%
2001              -18.97%
2000              -14.92%
1999               34.24%
1998               36.49%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Growth                    23.51% (4Q 1999)               -19.38% (1Q 2001)
--------------------------------------------------------------------------------

ULTRA FUND - ADVISOR CLASS

[data from bar chart]

2003               25.59%
2002              -23.39%
2001              -14.88%
2000              -20.07%
1999               41.31%
1998               34.21%
1997               22.83%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Ultra                     32.18% (4Q 1999)               -17.52% (1Q 2001)
--------------------------------------------------------------------------------

------
4

VISTA FUND - ADVISOR CLASS

[data from bar chart]

2003                42.35%
2002               -21.07%
2001               -27.90%
2000                -1.22%
1999               119.06%
1998               -14.45%
1997                -8.82%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Vista                     72.64% (4Q 1999)               -27.55% (3Q 1998)
--------------------------------------------------------------------------------

HERITAGE FUND - ADVISOR CLASS

[data from bar chart]

2003               21.24%
2002              -16.14%
2001              -25.86%
2000               17.14%
1999               50.79%
1998               -0.31%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Heritage                  40.26% (4Q 1999)               -21.20% (3Q 1998)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' C Class shares calculated before the impact of taxes. Because the R Class shares and the Advisor Class shares of
Veedot did not have a full calendar year's worth of performance, they are not included in the table below.

------
5

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not  relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
After-tax returns are shown only for the Advisor Class shares. After-tax returns for the C Class will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR    5 YEAR   LIFE OF CLASS (1)
--------------------------------------------------------------------------------------------
Growth
Return Before Taxes                                     24.16%   -3.28%    4.55%
Return After Taxes on Distributions                     24.16%   -4.33%    2.48%
Return After Taxes on Distributions
  and Sale of Fund Shares                               15.71%   -2.86%    3.40%
Russell 1000 Growth Index                               29.75%   -5.11%    2.95%(2)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
Ultra
Return Before Taxes                                     25.59%   -1.55%    6.07%
Return After Taxes on Distributions                     25.60%   -2.16%    4.31%
Return After Taxes on Distributions
  and Sale of Fund Shares                               16.64%   -1.38%    4.59%
S&P 500 Index                                           28.68%   -0.57%    8.38%(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
Vista
Return Before Taxes                                     42.35%   11.88%    3.38%
Return After Taxes on Distributions                     42.35%    9.83%    1.58%
Return After Taxes on Distributions
  and Sale of Fund Shares                               27.53%    9.66%    2.20%
Russell Mid Cap Growth Index                            42.71%    2.01%    7.05%(3)
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------
Heritage
Return Before Taxes                                     21.24%    5.89%    4.66%
Return After Taxes on Distributions                     21.24%    4.05%    2.29%
Return After Taxes on Distributions
   and Sale of Fund Shares                              13.81%    4.34%    2.89%
Russell Mid Cap Index                                   40.06%    7.23%    8.84%(4)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS OF THE FUNDS ARE GROWTH, JUNE 4,
     1997; ULTRA AND VISTA, OCTOBER 2, 1996; AND HERITAGE, JULY 11, 1997.

(2)  SINCE MAY 31, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE OCTOBER 3, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE JULY 10, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

------
6

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003        1 YEAR    LIFE OF CLASS(1)
-------------------------------------------------------------------------------
Growth
Return Before Taxes                                  23.35%    -4.53%
Russell 1000 Growth Index                            29.75%    -3.23%(2)
 (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------
Ultra
Return Before Taxes                                  24.76%     1.11%
S&P 500 Index                                        28.68%     2.22%(3)
 (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------
Vista
Return Before Taxes                                  41.50%     0.57%
Russell Mid Cap Growth Index                         42.71%     0.79%(4)
 (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------
Heritage
Return Before Taxes                                  20.54%    -5.44%
Russell Mid Cap Index                                40.06%     5.51%(5)
 (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE C CLASS OF THE FUNDS ARE GROWTH, NOVEMBER 28,
     2001; ULTRA, OCTOBER 29, 2001; VISTA, JULY 18, 2001; AND HERITAGE, JUNE 26,
     2001.

(2)  SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE OCTOBER 25, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE JULY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(5)  SINCE JUNE 28, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
7

VEEDOT FUND

When the Advisor Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns for the Advisor Class of the fund, including a comparison of these returns to a benchmark index

If the Advisor Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the Advisor Class would have been lower because of its higher expense ratio.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would have been lower than those shown.

VEEDOT FUND - INVESTOR CLASS

[data from bar chart]

2003                42.42%
2002               -22.10%
2001               -20.21%
2000                -1.35%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                           HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Veedot                     25.17% (1Q 2000)                 -17.98% (1Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the funds during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

------
8

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003     1 YEAR       LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Veedot(2)
Return Before Taxes                                39.58%      0.32%
Return After Taxes on Distributions                39.58%      0.32%
Return After Taxes on Distributions
   and Sale of Fund Shares                         25.72%      0.28%
Wilshire 5000 Index                                31.65%     -2.83%
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS NOVEMBER 30, 1999.

(2)  FUND RETURNS REFLECT THE DEDUCTION OF A 2% REDEMPTION FEE, INCURRED ONLY IF
     SHARES WERE REDEEMED WITHIN THE FIRST FIVE YEARS AFTER PURCHASE. HAD THE 2%
     REDEMPTION FEE NOT BEEN APPLIED, FUND RETURNS WOULD HAVE BEEN 42.42% FOR
     THE 1-YEAR PERIOD AND 0.82% SINCE INCEPTION.

------
9

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
   *  to redeem your C Class shares after you have held them for 12 months (other than a $10 fee to redeem by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Advisor Class (Veedot only)
   Veedot Redemption/Exchange Fee
   (as a percentage of amount redeemed/exchanged)     2.00%(1)
--------------------------------------------------------------------------------
C Class (All funds)
   Maximum Deferred Sales Charge (load)
   (as a percentage of net asset value)               1.00%(2)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO VEEDOT SHARES HELD FOR LESS THAN FIVE YEARS, EXCLUDING
     SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

(2)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT    DISTRIBUTION AND            OTHER         TOTAL ANNUAL FUND
                      FEE           SERVICE (12B-1) FEES(1)     EXPENSES(2)   OPERATING EXPENSES
------------------------------------------------------------------------------------------------
Growth
    Advisor Class     0.75%         0.50%(3)                    0.00%         1.25%
------------------------------------------------------------------------------------------------
    C Class           1.00%         1.00%                       0.00%         2.00%
------------------------------------------------------------------------------------------------
    R Class           1.00%         0.50%                       0.00%         1.50%
------------------------------------------------------------------------------------------------
Ultra
    Advisor Class     0.75%(4)      0.50%(3)                    0.00%         1.25%
------------------------------------------------------------------------------------------------
    C Class           1.00%(4)      1.00%                       0.00%         2.00%
------------------------------------------------------------------------------------------------
    R Class           1.00%(4)      0.50%                       0.00%         1.50%
------------------------------------------------------------------------------------------------
Vista
    Advisor Class     0.75%         0.50%(3)                    0.00%         1.25%
------------------------------------------------------------------------------------------------
    C Class           1.00%         1.00%                       0.00%         2.00%
------------------------------------------------------------------------------------------------
Heritage
    Advisor Class     0.75%         0.50%(3)                    0.00%         1.25%
------------------------------------------------------------------------------------------------
    C Class           1.00%         1.00%                       0.00%         2.00%
------------------------------------------------------------------------------------------------
Veedot
    Advisor Class     1.25%         0.50%(3)                    0.00%         1.75%
------------------------------------------------------------------------------------------------

(1)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
     BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE THEM FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE BE PERFORMED
     BY AN AFFILIATE OF THE ADVISOR, AND A PORTION IS USED TO COMPENSATE THEM
     FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE
     Service, Distribution and Administrative Fees, PAGE 29.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3)  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
     PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
     ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS
     UNIFIED MANAGEMENT FEE FOR THE ADVISOR CLASS SHARES, BUT THE FEE FOR CORE
     INVESTMENT ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

(4)  BASED ON ASSETS OF ALL CLASSES OF THE FUND DURING THE FUND'S MOST RECENT
     FISCAL YEAR. THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S
     MANAGEMENT FEE RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND
     INCREASES AS FUND ASSETS DECREASE.

------
10

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR      3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------
Growth
    Advisor Class       $127        $395           $683      $1,503
-------------------------------------------------------------------------
    C Class             $202        $623         $1,069      $2,305
-------------------------------------------------------------------------
    R Class             $152        $472           $814      $1,778
-------------------------------------------------------------------------
Ultra
    Advisor Class       $127        $395           $683      $1,503
-------------------------------------------------------------------------
    C Class             $202        $623         $1,069      $2,305
-------------------------------------------------------------------------
    R Class             $152        $472           $814      $1,778
-------------------------------------------------------------------------
Vista
    Advisor Class       $127        $395           $683      $1,503
-------------------------------------------------------------------------
    C Class             $202        $623         $1,069      $2,305
-------------------------------------------------------------------------
Heritage
    Advisor Class       $127        $395           $683      $1,503
-------------------------------------------------------------------------
    C Class             $202        $623         $1,069      $2,305
-------------------------------------------------------------------------
   Veedot
    Advisor Class       $383        $767           $943      $2,045
-------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                       1 YEAR     3 YEARS      5 YEARS        10 YEARS
-------------------------------------------------------------------------
Veedot
    Advisor Class      $177       $548         $943           $2,045
-------------------------------------------------------------------------

------
11

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA FUND
VISTA FUND
HERITAGE FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.
It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain ACCELERATING GROWTH and sell the stocks of companies whose growth begins to slow down.

             [GRAPHIC OF TRIANGLE]

                ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS
             A HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS
             YEAR THAN THE YEAR BEFORE.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

------
12

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities, as discussed above. The funds generally limit their purchase of debt securities to investment-grade obligations.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Growth and Ultra generally invest in larger companies, although they may purchase companies of any size.

*  Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

------
13

VEEDOT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly traded  securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These companies would be candidates for purchase. Conversely, companies whose share price patterns suggest a likely decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities, as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations.

Although the fund's managers expect it will invest primarily in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign securities.

------
14

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-400% per year or more, could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend to invest the fund's assets in U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

------
15

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the C Class, Advisor Class and R Class shares of the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears. Veedot Advisor Class will pay the advisor a unified management fee of 1.25% of its pro rata share of the first $500 million of the fund's average net assets, 1.20% of its pro rata share of the next $500 million of the fund's average net assets and 1.15% of its pro rata share over $1 billion of the fund's average net assets. Veedot does not offer C Class or R Class shares.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED OCTOBER 31, 2003          ADVISOR CLASS    C CLASS    R CLASS
---------------------------------------------------------------------------------------
Growth                                             0.75%            1.00%      1.00%
---------------------------------------------------------------------------------------
Ultra                                              0.75%            1.00%      1.00%
---------------------------------------------------------------------------------------
Vista                                              0.75%            1.00%      N/A (1)
---------------------------------------------------------------------------------------
Heritage                                           0.75%            1.00%      N/A (1)
---------------------------------------------------------------------------------------

(1)   THIS FUND DOES NOT OFFER R CLASS SHARES.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

------
16

The portfolio managers on the investment teams are identified below.

Growth

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

E. A. PRESCOTT LEGARD

Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March
1999, he was an Analyst for USAA Investment Management from March 1998 to March
1999. He has a bachelor's degree in economics from DePauw University. He is a
CFA charterholder.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief Investment Officer - U.S.
Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining American Century in
February 2000, he was a Portfolio Manager with the Franklin Templeton Group from
March 1998 to October 1999. He has a bachelor's degree in political science from
Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

WADE W. SLOME

Mr. Slome, Portfolio Manager, has been a member of the team that manages Ultra since June 1998. He was promoted to Portfolio Manager in July 2002. He joined
American Century in June 1998 as an investment analyst. He holds a bachelor's degree in economics from the University of California - Los Angeles, and an MBA in finance from Cornell University. He is a CFA charterholder.

Vista

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since September 1990 and was promoted to
Portfolio Manager in March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of business administration (management)
and an MBA in finance from Texas Christian University. He is a CFA charterholder.

------
17

DAVID M. ROSE

Mr. Rose, Vice President and Portfolio Manager, has been a member of the team that manages Vista since January 2001. He joined American Century in July 1998 as an Investment Analyst. He has a bachelor's degree in business administration from Washington University and an MS in finance, investments and banking from the University of Wisconsin - Madison. He is a CFA charterholder.

Heritage

LINDA K. PETERSON

Ms. Peterson, Vice President and Senior Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She has served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, since 1994. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri - Kansas City. She is a CFA charterholder.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining  American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999. He has a BBA with a concentration in finance and accounting from the University of Michigan - Dearborn.

Veedot

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Veedot since its inception in November 1999. He is also the Chief
Investment Officer - U.S. Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American
Century in 1981. He has a bachelor's degree in finance from Arizona State
University.

JOHN SMALL JR.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to
Portfolio Manager in February 1999. Since 1994, he has worked as an Investment
Analyst and Portfolio Manager for the Ultra fund. He joined American Century in
May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree in laser optics physics from the Air Force Institute of Technology. He also has an MBA from
Baker University.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
18

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor Class, C Class and R Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts for the funds are
$2,000 for a Coverdell Education Savings Account (CESA) and $2,500 for all other accounts. Aggregate purchases are limited to amounts less than $1,000,000 for C
Class shares.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
   *  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

             [GRAPHIC OF TRIANGLE]

             FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
             COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

------
19

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
20

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your C Class shares within 12 months of their purchase, you will pay a sales charge.

If you sell your shares of Veedot (by redemption or exchange) within five years of purchase, you will pay a redemption fee of 2% of the value of the shares sold. Therefore, if you redeem Veedot shares within five years, you will receive
98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

             [GRAPHIC OF TRIANGLE]

             A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
             SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
21

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares of Veedot redeemed in this manner may be subject to a 2% redemption fee if held less than five years and C Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

------
22

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59-1/2

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary, directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
23

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [GRAPHIC OF TRIANGLE]

             GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
             FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
             PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
             TRANSACTION AND ALL REQUIRED SIGNATURES.

------
24

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

             [GRAPHIC OF TRIANGLE]

             CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
             AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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25

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

             [GRAPHIC OF TRIANGLE]

             QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
             THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED
             THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                   TAX RATE FOR 10%        TAX RATE FOR
TYPE OF DISTRIBUTION               AND 15% BRACKETS        ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains           Ordinary Income         Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income      5%                      15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
26

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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27

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Growth -- Investor Class, Institutional Class, Advisor Class, C Class and R
   Class

*  Ultra -- Investor Class, Institutional Class, Advisor Class, C Class and R
   Class

*  Vista -- Investor Class, Institutional Class, Advisor Class and C Class

*  Heritage -- Investor Class, Institutional Class, Advisor Class and C Class

*  Veedot -- Investor Class, Institutional Class and Advisor Class

The shares offered by this Prospectus are Advisor Class, C Class and R Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
28

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class, C Class and R Class shares have a 12b-1
Plan. Under the Advisor Class Plan, each fund's Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services, including past distribution services. Under the C Class Plan, each fund's C Class pays the distributor an annual fee of 1.00% of C Class average net assets, 0.25% for certain ongoing individual shareholder and administrative services and 0.75% for distribution services, including past distribution services. Under the R Class Plan, each fund's R Class pays the distributor an annual fee of 0.50% of R Class average net assets for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class, C Class and R Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE -
MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN in the Statement of Additional
Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

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29

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

------
30

GROWTH FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
---------------------------------------------------------------------------------------------
                                           2003       2002       2001        2000      1999
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $14.70     $17.78     $31.01      $31.52    $27.97
---------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
    Net Investment Loss(1)                (0.03)     (0.05)     (0.06)      (0.19)    (0.15)
---------------------------------------
    Net Realized and
    Unrealized Gain (Loss)                 2.44      (3.03)     (9.66)       3.73      9.02
---------------------------------------------------------------------------------------------
    Total From Investment Operations       2.41      (3.08)     (9.72)       3.54      8.87
---------------------------------------------------------------------------------------------
Distributions
---------------------------------------
    From Net Realized Gains                 --         --       (3.51)      (4.05)    (5.32)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $17.11     $14.70     $17.78      $31.01    $31.52
=============================================================================================
    TOTAL RETURN(2)                       16.39%    (17.32)%   (34.40)%     11.23%    35.93%

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.25%      1.25%      1.25%       1.25%     1.25%
---------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                     (0.20)%    (0.29)%    (0.26)%     (0.55)%   (0.49)%
---------------------------------------
Portfolio Turnover Rate                    159%       135%       114%        102%       92%
---------------------------------------
Net Assets, End of Period
(in thousands)                           $55,010    $32,530    $25,272     $24,750    $12,759
---------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
31

ULTRA FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-----------------------------------------------------------------------------------------------
                                            2003       2002       2001        2000       1999
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $21.62     $24.92     $41.23      $38.80     $31.00
-----------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Loss(1)                  (0.08)      --(2)     (0.13)      (0.40)     (0.23)
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                   4.24      (3.30)    (11.87)       4.21      11.15
-----------------------------------------------------------------------------------------------
   Total From Investment Operations         4.16      (3.30)    (12.00)       3.81      10.92
-----------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income              (0.01)       --         --          --         --
----------------------------------------
   From Net Realized Gains                   --         --       (4.31)      (1.38)     (3.12)
-----------------------------------------------------------------------------------------------
   Total Distributions                     (0.01)       --       (4.31)      (1.38)     (3.12)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $25.77     $21.62     $24.92      $41.23     $38.80
===============================================================================================
   TOTAL RETURN(3)                         19.24%    (13.24)%   (31.69)%      9.72%     37.63%

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.25%      1.24%      1.23%       1.24%      1.25%
----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (0.34)%    (0.01)%    (0.43)%     (0.89)%    (0.64)%
----------------------------------------
Portfolio Turnover Rate                      82%        92%        86%         62%        42%
----------------------------------------
Net Assets, End of Period
(in thousands)                            $643,144   $391,968   $437,024    $521,187   $247,814
-----------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
32

VISTA FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-------------------------------------------------------------------------------------------
                                           2003       2002       2001      2000     1999
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $9.15     $10.53     $24.24    $15.31    $9.23
-------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
    Net Investment Loss(1)                (0.08)     (0.06)     (0.08)    (0.22)   (0.08)
---------------------------------------
    Net Realized and
    Unrealized Gain (Loss)                 2.75      (1.32)     (7.35)    10.05     6.16
-------------------------------------------------------------------------------------------
    Total From Investment Operations       2.67      (1.38)     (7.43)     9.83     6.08
-------------------------------------------------------------------------------------------
Distributions
---------------------------------------
    From Net Realized Gains                 --         --       (6.28)    (0.90)     --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $11.82      $9.15     $10.53    $24.24   $15.31
===========================================================================================
    TOTAL RETURN(2)                       29.18%    (13.11)%   (37.76)%   65.98%   65.87%

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.25%      1.25%      1.25%     1.25%    1.25%
---------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                     (0.82)%    (0.59)%    (0.56)%   (0.90)%  (0.65)%
---------------------------------------
Portfolio Turnover Rate                    280%       293%       290%      135%     187%
---------------------------------------
Net Assets, End of Period
(in thousands)                           $17,060    $11,333    $13,315   $22,077   $7,755
-------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
33

HERITAGE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
---------------------------------------------------------------------------------------
                                           2003     2002     2001      2000     1999
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $9.05   $10.09   $19.05    $12.98    $9.96
---------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
   Net Investment Loss(1)                 (0.06)   (0.06)   (0.04)    (0.07)   (0.01)
---------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                  1.69    (0.98)   (5.32)     7.62     3.03
---------------------------------------------------------------------------------------
   Total From Investment Operations        1.63    (1.04)   (5.36)     7.55     3.02
---------------------------------------------------------------------------------------
Distributions
---------------------------------------
   From Net Investment Income               --       --       --       --(2)     --(2)
---------------------------------------
   From Net Realized Gains                  --       --     (3.60)    (1.48)     --
---------------------------------------------------------------------------------------
   Total Distributions                      --       --     (3.60)    (1.48)     --(2)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.68    $9.05   $10.09    $19.05   $12.98
=======================================================================================
   TOTAL RETURN(3)                        18.01%   10.31)%  33.30)%   62.26%   30.37%

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.25%    1.25%    1.25%     1.25%    1.25%
---------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                     (0.64)%  (0.62)%  (0.27)%   (0.42)%  (0.06)%
---------------------------------------
Portfolio Turnover Rate                    129%     128%     152%      119%     134%
---------------------------------------
Net Assets, End of Period
(in thousands)                           $13,668   $3,737   $2,146    $2,127   $1,060
---------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
34

GROWTH FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------
                                                          2003        2002(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $14.66        $19.38
-------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
   Net Investment Loss(2)                                 (0.15)        (0.16)
------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 2.44         (4.56)
-------------------------------------------------------------------------------
   Total From Investment Operations                        2.29         (4.72)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                           $16.95        $14.66
===============================================================================
   TOTAL RETURN(3)                                        15.62%       (24.36)%

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          2.00%      2.00%(4)
------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets       (0.95)%     (0.99)%(4)
-------------------------------------------------------
Portfolio Turnover Rate                                    159%         135%(5)
-------------------------------------------------------
Net Assets, End of Period (in thousands)                   $623          $482
-------------------------------------------------------------------------------

(1)  NOVEMBER 28, 2001 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2002.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     OCTOBER 31, 2002.

------
35

ULTRA FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------
                                                        2003       2002      2001(1)
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $21.59     $25.09     $25.53
-------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Loss(2)                              (0.26)     (0.19)      --(3)
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)              4.24      (3.31)     (0.44)
-------------------------------------------------------------------------------------
   Total From Investment Operations                     3.98      (3.50)     (0.44)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $25.57     $21.59     $25.09
=====================================================================================
   TOTAL RETURN(4)                                     18.43%    (13.95)%    (1.72)%

-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       2.00%      1.99%    1.99%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (1.09)%    (0.76)%  (3.10)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                  82%        92%      86%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)               $2,232      $502        $95
-------------------------------------------------------------------------------------

(1)  OCTOBER 29, 2001 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUE TO TWO
     DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     OCTOBER 31, 2001.

------
36

VISTA FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------
                                                        2003      2002      2001(1)
------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $9.12    $10.59     $12.07
------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Loss(2)                              (0.16)    (0.15)     (0.06)
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)              2.75     (1.32)     (1.42)
------------------------------------------------------------------------------------
   Total From Investment Operations                     2.59     (1.47)     (1.48)
------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $11.71     $9.12     $10.59
====================================================================================
   TOTAL RETURN(3)                                     28.40%   (13.88)%   (12.26)%

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       2.00%     2.00%    2.00%(4)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (1.57)%   (1.34)%  (1.77)%(4)
----------------------------------------------------
Portfolio Turnover Rate                                 280%      293%      290%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                $333      $110        $4
------------------------------------------------------------------------------------

(1)  JULY 18, 2001 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUE TO TWO
     DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     OCTOBER 31, 2001

------
37

HERITAGE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                                          2003      2002      2001(1)
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $8.99    $10.10     $12.43
--------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
     Net Investment Loss(2)                              (0.13)    (0.13)     (0.06)
------------------------------------------------------
     Net Realized and Unrealized Gain (Loss)              1.68     (0.98)     (2.27)
--------------------------------------------------------------------------------------
     Total From Investment Operations                     1.55     (1.11)     (2.33)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.54     $8.99     $10.10
======================================================================================
     TOTAL RETURN(3)                                     17.24%   (10.99)%   (18.74)%

--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         2.00%     2.00%    2.00%(4)
------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets       (1.39)%   (1.37)%  (1.50)%(4)
------------------------------------------------------
Portfolio Turnover Rate                                   129%      128%      152%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                  $872      $146        $3
--------------------------------------------------------------------------------------

(1)  JUNE 26, 2001 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     OCTOBER 31, 2001.

------
38

GROWTH FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $16.56
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------------
  Net Investment Loss(2)                                               (0.02)
---------------------------------------------------------------------
  Net Realized and Unrealized Gain                                      0.71
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.69
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $17.25
================================================================================
  TOTAL RETURN(3)                                                       4.17%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.50%(4)
----------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (0.58)%(4)
---------------------------------------------------------------------
Portfolio Turnover Rate                                                159%(5)
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $3
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     OCTOBER 31, 2003.

------
39

ULTRA FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $24.87
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------------
   Net Investment Loss(2)                                                (0.04)
-----------------------------------------------------------------------
   Net Realized and Unrealized Gain                                       1.16
--------------------------------------------------------------------------------
   Total From Investment Operations                                       1.12
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $25.99
================================================================================
   TOTAL RETURN(3)                                                        4.50%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.50%(4)
-----------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                     (0.81)%(4)
-----------------------------------------------------------------------
Portfolio Turnover Rate                                                  82%(5)
-----------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $3
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED
     OCTOBER 31, 2003.

------
40

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of
Veedot's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
41

VEEDOT FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------
                                           2003       2002       2001      2000(1)
------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $3.77      $4.32      $5.92       $5.00
------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
   Net Investment Loss(2)                 (0.03)     (0.01)      --(3)      (0.06)
---------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                  1.25      (0.54)     (1.60)       0.98
------------------------------------------------------------------------------------
   Total From Investment Operations        1.22      (0.55)     (1.60)       0.92
------------------------------------------------------------------------------------
Net Asset Value, End of Period            $4.99      $3.77      $4.32       $5.92
====================================================================================
   TOTAL RETURN(4)                        32.36%    (12.73)%   (27.03)%     18.40%

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.50%      1.50%      1.50%    1.50%(5)
---------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                     (0.68)%    (0.31)%    (0.09)%  (0.92)%(5)
---------------------------------------
Portfolio Turnover Rate                    415%       330%       410%       250%
---------------------------------------
Net Assets, End of Period
(in thousands)                           $228,724   $187,451   $231,108   $352,130
------------------------------------------------------------------------------------

(1)  NOVEMBER 30, 1999 (INCEPTION) THROUGH OCTOBER 31, 2000.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT REDEMPTION FEES. TOTAL
     RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN
     OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES
     BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO TWO DECIMAL
     PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL PLACES, THE
     TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS EXPENSE
     DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL PLACES IS
     MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR
     LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
42

NOTES

------
43

NOTES

------
44

NOTES

------
45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE          FUND CODE    TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------
Growth
     Advisor Class      720          TCRAX         Grwth
--------------------------------------------------------------------------
     C Class            420          TWGCX         Grwth
--------------------------------------------------------------------------
     R Class            120          AGWRX         Grwth
--------------------------------------------------------------------------
Ultra
     Advisor Class      722          TWUAX         Ultra
--------------------------------------------------------------------------
     C Class            422          TWCCX         Ultra
--------------------------------------------------------------------------
     R Class            122          AULRX         Ultra
--------------------------------------------------------------------------
Vista
     Advisor Class      724          TWVAX         Vista
--------------------------------------------------------------------------
     C Class            424          TWVCX         Vista
--------------------------------------------------------------------------
Heritage
     Advisor Class      730          ATHAX         Heritage
--------------------------------------------------------------------------
     C Class            430          AHGCX         Heritage
--------------------------------------------------------------------------
Veedot
     Advisor Class      805          N/A           Veedot
--------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
   P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0402
SH-PRS-36475

Your
American Century Investments
prospectus

Giftrust(reg.sm) Fund

FEBRUARY 27, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our representatives can be reached by calling 1-800-345-2021. Thank you for considering American Century.

Sincerely,

/s/Donna Byers
   Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

             [graphic of triangle]

             THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
             OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund looks for common stocks of growing, medium-sized and smaller companies.
The basis of the strategy used by this fund is that, over the long term, stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. A more detailed description of
American Century's growth investment style begins on page 6.

The fund's principal risks include:

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are looking for a unique way to give a gift to a child or another individual. You cannot establish or make investments in a Giftrust for

*  yourself,

*  your spouse or

*  an entity other than an individual (such as a corporation, partnership or other profit or nonprofit organization)

You must establish an irrevocable trust for the beneficiary using the Giftrust
Agreement, which is part of the Giftrust Kit from American Century.

The Giftrust trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement. The shares in a Giftrust are held in trust until the maturity date you specify. For accounts opened on or after
August 1, 2002, the duration of the trust must be at least 18 years, but no more than 65 years, from the time you make the one-time gift. The Giftrust is irrevocable. Before the maturity date is reached, neither you nor the beneficiary may amend the terms of the trust in any way.

The beneficiary is not required to redeem the Giftrust when it reaches maturity.
The beneficiary may redeem, exchange or leave all or a portion of the proceeds in the Giftrust after the term of the trust expires.

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund is not a good investment if you are

*  uncomfortable giving up control of your gift

*  uncomfortable with the risks associated with the fund's investment strategy and its short-term volatility

*  intending to make a gift that qualifies for the annual Gift Tax exclusion
   (see GIFT TAXES on page 19)

             [graphic of triangle]

             AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
             INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
             CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

GIFTRUST FUND

[data from bar chart]

2003         19.93%
2002        -21.38%
2001        -35.42%
2000        -16.45%
1999         87.26%
1998        -13.09%
1997         -1.20%
1996          5.75%
1995         38.32%
1994         13.49%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                         HIGHEST                   LOWEST
--------------------------------------------------------------------------------
Giftrust Fund            56.31% (4Q 1999)          -35.13% (4Q 2000)
--------------------------------------------------------------------------------

------
3

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003        1 YEAR    5 YEARS    10 YEARS    LIFE OF FUND(1)
--------------------------------------------------------------------------------
GIFTRUST FUND

Return Before Taxes            19.93%    -0.96%     3.11%       11.95%

Return After Taxes
  on Distributions             19.93%    -2.03%     1.92%       N/A

Return After Taxes
  on Distributions
  and Sale of Fund Shares      12.96%    -0.65%     2.47%       N/A

Russell Mid Cap Growth Index   42.71%     2.01%     9.40%       N/A(2)
  (reflects no deduction
  for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE OF GIFTRUST IS NOVEMBER 25, 1983. ONLY A FUND WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOWS AFTER-TAX RETURNS FOR
     LIFE OF THE FUND.

(2)  BENCHMARK BEGAN JANUARY 1986.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to establish a Giftrust

*  to reinvest dividends in additional shares

*  for the beneficiary to redeem or exchange into Investor Class shares of other
   American Century funds after the Giftrust has matured (other than a $10 fee to redeem by wire)

The following tables describe the fees and expenses a Giftrust may pay during the life of the trust.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
   INVESTOR CLASS (MATURED GIFTRUSTS ONLY)
   Maximum Account Maintenance Fee                 $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
     LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with
     American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                 MANAGEMENT   DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                 FEE          SERVICE (12B-1) FEES   EXPENSES(1)   OPERATING EXPENSES
---------------------------------------------------------------------------------------
Giftrust Fund    1.00%(2)     None                   0.00%         1.00%
---------------------------------------------------------------------------------------

(1)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(2)  FROM FEBRUARY 1, 2004, THROUGH JULY 31, 2004, THE FUND'S MANAGEMENT FEE
     WILL BE WAIVED. BEGINNING ON AUGUST 1, 2004, THE MANAGEMENT FEE WILL BE
     REINSTATED.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming . . .

*  you establish a $10,000 Giftrust

*  the Giftrust earns a 5% return each year

*  the same operating expenses shown above apply each year

.. . . the cost of investing in the fund would be:

                         1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Giftrust Fund            $102         $318          $551          $1,219
--------------------------------------------------------------------------------

TRUST EXPENSES

Each Giftrust for which the trustee files a tax return will be charged a $10 fee to help offset a portion of the cost of preparing the return. See TAXES on page
19.

Additionally, each maturing Giftrust established after March 31, 1996, will be charged a one-time $100 administrative fee to help offset the costs incurred by the trustee as a result of the Giftrust reaching maturity.

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of growing, medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain ACCELERATING GROWTH, and sell stocks of companies whose growth begins to slow down.

             [graphic of triangle]

             ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT
             EXHIBITS A HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST
             OR THIS YEAR THAN THE YEAR BEFORE.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the fund managers determine that the availability of medium-sized and smaller companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in large-sized companies.

------
6

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The Giftrust Fund will usually purchase common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase, but it can purchase other types of securities as well. When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations, except convertible debt securities, which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The minimum term of a Giftrust established on or after August 1, 2002, is 18 years and the maximum term is 65 years. By the terms of the trust, a gift is irrevocable and will be held in the trust until its term expires.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because the Giftrust Fund generally invests in smaller companies than American
Century's similarly managed growth equity funds (such as Growth, Ultra and
Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as its assets grow.

In summary, the Giftrust Fund is intended for investors who want to give a one-time gift to another individual, but want that gift to have the potential to grow over time (at least 18 years) in an aggressive equity fund that seeks long-term capital growth. Investors wanting to make such a gift must be willing to give up control over the gift and accept the risks associated with the fund's investment strategy.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.00% of the average net assets of the shares of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

------
8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

LINDA K. PETERSON

Ms. Peterson, Vice President and Senior Portfolio Manager, has been a member of the team that manages Giftrust since August 2001. She joined American Century in
1986. She has a bachelor's degree in finance from the University of Northern
Iowa and an MBA from the University of Missouri-Kansas City. She is a CFA charterholder.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Giftrust since August 2001. He joined American Century in January
2000. Before joining American Century, he was a Portfolio Manager for Scudder
Kemper Investments from January 1997 to October 1999. He has a BBA with a concentration in finance and accounting from the University of
Michigan-Dearborn.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
9

HOW TO INVEST IN THE GIFTRUST FUND

You must conduct business in writing on a Giftrust unless you establish telephone services. Please remember that the person establishing a Giftrust gives up the right to redeem or exchange shares. If you choose to do business in writing only, you must provide written instructions to make additional gifts into the Giftrust. Additional gifts cannot be made into Giftrusts opened on or after August 1, 2002. If you want to add services later, you can complete an
Investor Service Options form.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR RELATIONS
1-800-345-2021

AUTOMATED INFORMATION LINE
1-800-345-8765
24 hours a day, seven days a week

OPEN A GIFTRUST

A Giftrust account must be established in writing with a one-time gift of at least $2,500. Call us for a Giftrust kit.

MAKE ADDITIONAL GIFTS*

Call if you have authorized us to invest from your bank account. Additional gifts must be at least $50.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

OPEN A GIFTRUST

Give your bank the following information:

* Our bank information:
    Commerce Bank N.A.
    Routing No. 101000019
    ACMF Account No. 2804918

* Giftrust Fund

* The American Century Giftrust account number

* Giftrust beneficiary's name

MAKE ADDITIONAL GIFTS*

Follow the OPEN A GIFTRUST wire instructions

*NO ADDITIONAL GIFTS CAN BE MADE INTO GIFTRUSTS OPENED ON OR AFTER AUGUST 1,
 2002.

------
10

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN A GIFTRUST

Send a signed and completed application and check or money order payable to
American Century Investments.

TRANSFER SHARES

Send written instructions to exchange your shares from another American Century account into the Giftrust.

MAKE ADDITIONAL GIFTS*

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include the name, address and account number to be credited on your check or money order.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN A GIFTRUST

Not available.

MAKE ADDITIONAL GIFTS*

Select "Establish Automatic Investments" on your application to make automatic gifts on a regular basis. You must invest at least $600 per year per Giftrust.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open a Giftrust and make additional investments.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

*NO ADDITIONAL GIFTS CAN BE MADE INTO GIFTRUSTS OPENED ON OR AFTER AUGUST 1,
 2002.

------
11

HOW TO MANAGE A MATURED GIFTRUST

The beneficiary will be notified before the Giftrust matures. On the maturity date, the Giftrust shares will be transferred to a Giftrust account established in the sole name and Social Security number of the beneficiary. The beneficiary can choose to do business either in writing only or by telephone.

If In-Writing-Only service is established once the Giftrust matures, the beneficiary will need to provide written instructions in order to invest, exchange and redeem. The beneficiary must sign transaction instructions (with signature guaranteed for redemptions in excess of $100,000). If the beneficiary wants to add services later, he or she can complete an Investor Service Options form. Shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section.

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

EXCHANGE MATURED SHARES

Exchange shares into another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL MATURED SHARES

Not available.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR RELATIONS
1-800-345-2021

AUTOMATED INFORMATION LINE
1-800-345-8765
24 hours a day, seven days a week

EXCHANGE MATURED SHARES

Call or use our Automated Information Line if we have been authorized to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL MATURED SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

If the beneficiary requests redemptions by wire, $10 will be deducted from the amount wired. The beneficiary's bank also may charge a fee.

EXCHANGE MATURED SHARES

Not available.

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the HOW TO INVEST IN THE GIFTRUST
FUND--BY WIRE--OPEN A GIFTRUST section.

SELL MATURED SHARES

A beneficiary can receive redemption proceeds by wire or electronic transfer.
(This service is not available if the beneficiary has chosen to do business in writing only.)

------
12

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

EXCHANGE MATURED SHARES

Send written instructions to exchange shares from the Giftrust to another
American Century fund.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL MATURED SHARES

Send written instructions or a redemption form to sell shares. Call an Investor
Relations Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

EXCHANGE MATURED SHARES

Send written instructions to set up an automatic exchange of your shares from the Giftrust to another American Century account.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL MATURED SHARES

If the beneficiary has at least $10,000 in his or her Giftrust, he or she may sell shares automatically by establishing a Check-A-Month or Automatic
Redemption plan.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If the beneficiary prefers to handle transactions in person, he or she can visit one of our Investor Centers and a representative can help.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

------
13

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

             [graphic of triangle]

             PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
             UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
             ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
             SARSEP- AND SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS. IF
             YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED
             OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT
             SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Giftrust shares may not be redeemed until the Giftrust matures. Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

             [graphic of triangle]

             A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
             SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment in a matured Giftrust, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
14

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, the beneficiary redeems matured Giftrust shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, the beneficiary may have to pay brokerage or other transaction costs to convert the securities to cash.

If the redemption exceeds this limit and the beneficiary would like to avoid being paid in securities, he or she should provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If the matured Giftrust balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify the beneficiary and allow 90 days to meet the minimum. If the beneficiary does not meet the deadline, American Century will redeem the shares in the account and send the proceeds to the address of record.

SIGNATURE GUARANTEES

A signature guarantee--which is different from a notarized signature--is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

------
15

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2071. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-800-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [graphic of triangle]

             GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
             FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
             PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
             TRANSACTION AND ALL REQUIRED SIGNATURES.

------
17

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

             [graphic of triangle]

             CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
             AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

------
18

TAXES

The following is only a summary of the tax law effects of establishing a
Giftrust. The tax laws applicable to trusts in general are quite complex. You should consider consulting your tax advisor or attorney before opening a
Giftrust. Distributions by the fund will impact the amount of taxes paid by a
Giftrust. Distributions may consist of dividend and interest income the fund receives on its investments or capital gains it generates as a result of the sale of its securities.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of a fund, in which case distributions of income are taxed as long-term capital gains.

             [graphic of triangle]

             QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
             THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
             PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
             PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long a Giftrust has been in existence. No federal income tax is due from a Giftrust unless its income exceeds approximately $100 in a year. Distributions also may be subject to state and local taxes. The trustee files all state and federal tax returns and pays the taxes by redeeming the appropriate number of shares from the trust.
A $10 fee is charged to a Giftrust for each year a tax return is filed. This fee also is paid by redeeming shares from the Giftrust.

TAXES ON TRANSACTIONS

Redemptions by beneficiaries once a Giftrust has matured -- including exchanges to other American Century funds -- are subject to capital gains tax. Based on current tax law, which is subject to change, gains or losses would be treated as either short-term or long-term capital gains or losses.

GIFT TAXES

Establishing a Giftrust (and making future contributions) is considered a gift of a future interest under the federal tax code. That means the gift does not qualify for the annual gift tax exclusion of $10,000 (indexed for inflation). If you establish a Giftrust, you must file a United States Gift Tax Return (Form
709). For Giftrusts established before August 1, 2002, if the grantor makes additional gifts in subsequent years, a Gift Tax Return must be filed for each year's gift(s). No gift tax is payable until your cumulative lifetime gifts exceed the exemption equivalent of $1 million. Each gift reduces the exemption equivalent that would otherwise be available in the future.

------
19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
20

GIFTRUST FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
--------------------------------------------------------------------------------
                               2003      2002       2001       2000      1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.88    $14.04     $43.71     $26.80    $16.85
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(1)       (0.07)    (0.06)     (0.02)     (0.32)    (0.14)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.23     (2.10)    (21.07)     17.23     10.09
--------------------------------------------------------------------------------
  Total From
  Investment Operations         2.16     (2.16)    (21.09)     16.91      9.95
--------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net Realized Gains        --        --       (8.58)       --        --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $14.04    $11.88     $14.04     $43.71    $26.80
================================================================================
  TOTAL RETURN(2)              18.18%   (15.38)%   (56.36)%    63.10%    59.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets           1.00%      1.00%      1.00%     1.00%     1.00%
-----------------------------
Ratio of Net Investment Loss
to Average Net Assets         (0.55)%    (0.42)%    (0.11)%   (0.75)%   (0.66)%
-----------------------------
Portfolio Turnover Rate          140%       140%       196%       92%      117%
-----------------------------
Net Assets, End of Period
(in millions)                    $896       $756       $880    $2,086    $1,250
--------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE          FUND CODE          TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
Giftrust                025                TWGTX           Gift
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
   www.americancentury.com

   0402
SH-PRS-36476

[front cover]

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Balanced Fund
Capital Value Fund

FEBRUARY 27, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo]

[inside front cover]

                                           [american century logo and text logo]

Dear Investor,

At American Century Investments, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. It's important for you to be aware of which class you own, or are considering for purchase, while reading through this prospectus.
Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century. Institutional Class shares are offered primarily through employer-sponsored retirement plans or through institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

Please read through the Fund Performance History, Investing with American
Century, and Financial Highlights carefully. These sections reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

We understand you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our representatives can be reached by calling 1-800-345-2021. Thank you for considering American Century.

Sincerely,

[signature of Donna Byers]

   Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

               [graphic of triangle]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
               DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE
               OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

For the equity portion of Balanced, the fund managers select stocks primarily from the largest 1,500 publicly traded U.S. companies. For the fixed-income portion of the fund, the fund managers invest in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page 9.

The fund's principal risks include

* MARKET RISK -- The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* INTEREST RATE RISK -- When interest rates change, the value of the fund's fixed-income securities will be affected.

* PRICE VOLATILITY -- The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS -- At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*   seeking a fund that combines the potential for long-term capital growth with income

*   seeking the convenience of a fund that invests in both equity and fixed-income securities

*   comfortable with the risks associated with the fund's investment strategy

*   investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*   not seeking current income from your investment

*   investing for a short period of time

*   uncomfortable with volatility in the value of your investment

               [graphic of triangle]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

-----
2

CAPITAL VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund managers use a value investment strategy that invests primarily in stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. In selecting stocks, the fund managers look for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund managers also attempt to minimize taxable distributions to fund shareholders. A more detailed description of the fund's investment strategy begins on page 11.

The fund's principal risks include

* MARKET RISK -- The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY -- The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS -- At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth from your investment

* seeking lower taxable distributions than a traditional equity fund

* comfortable with the fund's short-term price volatility

* comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing through an IRA or other tax-advantaged retirement plan

* seeking current income from your investment

* investing for a short period of time

* uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

-----
3

FUND PERFORMANCE HISTORY

BALANCED FUND

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class of shares will differ from those shown in the chart, depending on the expenses of that class.

BALANCED FUND -- INVESTOR CLASS

[bar chart data below]

--------------------------------------------------------------------------------
2003          19.59%
2002          -9.52%
2001          -3.70%
2000          -2.66%
1999          10.10%
1998          16.29%
1997          16.93%
1996          12.54%
1995          21.37%
1994          -0.07%
--------------------------------------------------------------------------------

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                       HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Balanced               12.31% (2Q 1997)                -8.77% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

-----
4

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003    1 YEAR     5 YEARS   10 YEARS   LIFE OF CLASS (1)
---------------------------------------------------------------------------------------------------
Balanced
Return Before Taxes                              19.59%      2.23%      7.57%     9.33%
Return After Taxes on Distributions              19.05%      0.37%      5.17%     N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                        12.92%      0.90%      5.28%     N/A
Blended Index(2)                                 18.49%      2.67%      9.75%    10.81%(3)
  (reflects no deduction for fees,
  expenses or taxes)
S&P 500 Index                                    28.68%     -0.57%     11.07%    12.09%(3)
  (reflects no deduction for fees,
  expenses or taxes)
Lehman Aggregate Bond Index                       4.10%      6.62%      6.95%     8.20%(3)
  (reflects no deduction for fees,
  expenses or taxes)
---------------------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS OCTOBER 20, 1988.

(2) THE BLENDED INDEX IS A COMBINATION OF TWO WIDELY KNOWN INDICES IN
    PROPORTION TO THE APPROXIMATE ASSET MIX OF THE FUND. ACCORDINGLY, 60% OF THE
    BLENDED INDEX CONSISTS OF THE PERFORMANCE OF THE S&P 500 INDEX, WHICH
    REPRESENTS THE EQUITY PORTION OF THE FUND, AND 40% OF THE BLENDED INDEX
    CONSISTS OF THE LEHMAN AGGREGATE BOND INDEX, WHICH REPRESENTS THE
    FIXED-INCOME PORTION.

(3) SINCE OCTOBER 31, 1988, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003     1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Balanced
Return Before Taxes                               19.83%       0.23%
Blended Index(2)                                  18.49%       0.39%(3)
  (reflects no deduction for fees,
  expenses or taxes)
S&P 500 Index                                     28.68%      -5.61%(3)
  (reflects no deduction for fees,
  expenses or taxes)
Lehman Aggregate Bond Index                       4.10%        8.82%(3)
  (reflects no deduction for fees,
  expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS MAY 1, 2000.

(2) THE BLENDED INDEX IS A COMBINATION OF TWO WIDELY KNOWN INDICES IN
    PROPORTION TO THE APPROXIMATE ASSET MIX OF THE FUND. ACCORDINGLY, 60% OF THE
    BLENDED INDEX CONSISTS OF THE PERFORMANCE OF THE S&P 500 INDEX, WHICH
    REPRESENTS THE EQUITY PORTION OF THE FUND, AND 40% OF THE BLENDED INDEX
    CONSISTS OF THE LEHMAN AGGREGATE BOND INDEX, WHICH REPRESENTS THE
    FIXED-INCOME PORTION.

(3) SINCE APRIL 30, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

-----
5

CAPITAL VALUE FUND

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class of shares will differ from those shown in the chart, depending on the expenses of that class.

CAPITAL VALUE FUND -- INVESTOR CLASS

[bar chart data below]

--------------------------------------------------------------------------------
2003           28.21%
2002          -13.70%
2001            6.78%
2000            9.75%
--------------------------------------------------------------------------------

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                       HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Capital Value          17.67% (2Q 2003)                -17.95% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the fund's Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

-----
6

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003     1 YEAR      LIFE OF CLASS (1)
--------------------------------------------------------------------------------
Capital Value
Return Before Taxes                               28.21%      6.19%
Return After Taxes on Distributions               28.01%      5.73%
Return After Taxes on Distributions
  and Sale of Fund Shares                         18.58%      5.05%
Russell 1000 Value Index                          30.03%      3.44%
  (reflects no deduction for fees,
  expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS MARCH 31, 1999.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003     1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Capital Value
Return Before Taxes                               28.47%      5.18%
Russell 1000 Value Index                          30.03%      5.61%(2)
  (reflects no deduction for fees,
  expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS MARCH 1, 2002.

(2) SINCE FEBRUARY 28, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

-----
7

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the same class of shares of other American Century funds

* to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
    LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with American
    Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT   DISTRIBUTION AND       OTHER          TOTAL ANNUAL FUND
                     FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)    OPERATING EXPENSES
--------------------------------------------------------------------------------------------
Balanced
    Investor         0.90%        None                   0.00%          0.90%
--------------------------------------------------------------------------------------------
    Institutional    0.70%        None                   0.00%          0.70%
--------------------------------------------------------------------------------------------
Capital Value
    Investor         1.10%        None                   0.00%          1.10%
--------------------------------------------------------------------------------------------
    Institutional    0.90%        None                   0.00%          0.90%
--------------------------------------------------------------------------------------------

(1) BASED ON ASSETS OF ALL CLASSES OF A PARTICULAR FUND DURING THE FUND'S MOST
    RECENT FISCAL YEAR. THE FUNDS HAVE STEPPED FEE SCHEDULES. AS A RESULT, A FUND'S
    MANAGEMENT FEE RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES
    AS FUND ASSETS DECREASE.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST,
    WERE LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR      3 YEARS      5 YEARS        10 YEARS
-------------------------------------------------------------------------------
   Balanced
    Investor                $92         $286         $497           $1,104
-------------------------------------------------------------------------------
    Institutional           $71         $224         $389             $868
-------------------------------------------------------------------------------
Capital Value
    Investor                $112        $349         $604           $1,334
-------------------------------------------------------------------------------
    Institutional           $92         $286         $497           $1,104
-------------------------------------------------------------------------------

-----
8

OBJECTIVES, STRATEGIES AND RISKS

BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

For the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in securities rated in the fourth category, and up to 15% may be invested in securities rated in the fifth category. Under normal market conditions, the
WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three-
to 10-year range.

               [graphic of triangle]

               WEIGHTED AVERAGE MATURITY IS A TOOL THE FUND MANAGERS USE TO
               APPROXIMATE THE REMAINING TERM TO MATURITY OF A FUND'S INVESTMENT
               PORTFOLIO. GENERALLY, THE LONGER A FUND'S WEIGHTED AVERAGE
               MATURITY, THE MORE SENSITIVE IT IS TO CHANGES IN INTEREST RATES.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional
Information.

-----
9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks, bonds and other securities it owns.

* The value of the individual equity securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

* The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for the fixed-income portion of the fund than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

               [graphic of triangle]

               FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED
               SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND
               STANDARD & POOR'S. EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING
               SECURITIES, BUT EACH TRIES TO INDICATE A COMPANY'S ABILITY TO
               MAKE TIMELY PAYMENTS OF INTEREST AND PRINCIPAL. A DETAILED
               DESCRIPTION OF SROS, THEIR RATINGS SYSTEMS AND WHAT WE DO IF A
               SECURITY ISN'T RATED IS INCLUDED IN THE STATEMENT OF ADDITIONAL
               INFORMATION.

Because the equity portion of the fund uses quantitative management techniques to try to achieve a total return that exceeds the total return of the S&P 500
Index, its performance will correlate to the index's performance. If the index goes down, it is likely that the fund's performance will go down.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

-----
10

CAPITAL VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers seek to achieve the fund's objective by investing primarily in common stocks. The fund managers also will attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund managers use a value investment strategy to look for stocks of medium to large companies the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

* The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding portfolio investments for longer periods.

* The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

* The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

* The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine that the tax impact of the sale is outweighed by other factors.
Such factors include the investment risk of holding the security or the availability of a replacement security that has a better potential return.
Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see TAXES, page 26.

-----
11

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities, as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

Although the fund managers expect to invest primarily in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

While the fund seeks to minimize taxable distributions to shareholders, it nonetheless may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if the managers determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders on at least an annual basis.
Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

-----
12

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the Investor Class and Institutional Class of the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR
ENDED OCTOBER 31, 2003                  INVESTOR CLASS     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Balanced                                0.90%              0.70%
--------------------------------------------------------------------------------
Capital Value                           1.10%              0.90%
--------------------------------------------------------------------------------

-----
13

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below.

Equity Portion of Balanced

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer -- Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American
Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of
California-Berkeley. He is a CFA charterholder.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He joined American
Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California-Santa Barbara and an MBA in
finance and economics from Northwestern University. He is a CFA charterholder.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has served on the management team since May 1992. He joined American Century in 1989 and has a degree from the University of Illinois. He is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team that manages
Balanced since February 2001. He joined American Century in February 1997 as a
Credit Analyst and was promoted to Portfolio Manager in August 2000. He has a bachelor's degree in business finance from California State University.

Fixed-Income Portion of Balanced

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an
Investment Analyst in November 1990 and was promoted to Portfolio Manager in
1994. He has a bachelor of arts from the University of Delaware and an MPA from
Syracuse University. He is a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February
1996 as an Investment Analyst and was promoted to Portfolio Manager in September
1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

-----
14

Capital Value

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Capital Value since its inception in March 1999.
He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and
Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Capital Value since its inception in March 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Portfolio Manager, has been a member of the team that manages Capital
Value since he joined American Century in April 2000 and has been a Portfolio
Manager since February 2004. Before joining American Century, he spent six years with USAA as an Equity Analyst. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of
Texas - Austin. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

-----
15

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

-----
16

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                        INSTITUTIONAL CLASS
Investor Relations                                    Service Representative
1-800-345-2021                                        1-800-345-3533

Business, Not-For-Profit and

Employer-Sponsored Retirement
Plans
1-800-345-3533

Automated Information
Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

PLEASE REMEMBER, IF YOU REQUEST REDEMPTIONS BY WIRE, $10 WILL BE DEDUCTED FROM
THE AMOUNT REDEEMED. YOUR BANK ALSO MAY CHARGE A FEE.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE -- OPEN AN ACCOUNT instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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17

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                        INSTITUTIONAL CLASS
P.O. Box 419200                                       P.O. Box 419385
Kansas City, MO 64141-6200                            Kansas City, MO 64141-6385
Fax                                                   Fax
816-340-7962                                          816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

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18

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

               [graphic of triangle]

               PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
               SARSEP- AND SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS. IF
               YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED
               OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT
               SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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19

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [graphic of triangle]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

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20

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur a tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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21

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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22

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
               INSURANCE COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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23

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

* for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

* a debt security has been declared in default

* trading in a security has been halted during the trading day

* the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               [graphic of triangle]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
               SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

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24

Balanced pays distributions from net income quarterly and generally pays distributions from realized capital gains, if any, once a year in December.
Capital Value generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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25

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Although Capital Value seeks to maximize long-term capital growth while minimizing taxable distributions, the fund nonetheless may make distributions to its shareholders. For example, Capital Value's managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities that are a better value after considering the tax effect of the sale.

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

               [graphic of triangle]

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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26

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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27

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

* Balanced -- Investor Class, Institutional Class and Advisor Class

* Capital Value --  Investor Class, Institutional Class and Advisor Class

The shares offered by this Prospectus are Investor Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions, or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other class has different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning Advisor Class shares, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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28

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

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29

BALANCED FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------
                                 2003           2002           2001           2000          1999

PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $12.98         $14.28         $17.01         $18.95        $19.39
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income(1)        0.27           0.35           0.38           0.42          0.46
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.77          (1.30)         (2.10)          0.61          1.69
----------------------------------------------------------------------------------------------------
  Total From
Investment Operations             2.04          (0.95)         (1.72)          1.03          2.15
----------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income     (0.25)         (0.35)         (0.40)         (0.43)        (0.47)
--------------------------------
  From Net Realized Gains           --             --          (0.61)         (2.54)        (2.12)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.25)         (0.35)         (1.01)         (2.97)        (2.59)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $14.77         $12.98         $14.28         $17.01        $18.95
====================================================================================================
  TOTAL RETURN(2)                15.92%         (6.80)%       (10.46)%         5.90%        12.03%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.90%           0.90%          0.90%         0.97%         1.00%
--------------------------------
Ratio of Net Investment Income
to Average Net Assets             1.96%           2.46%          2.46%         2.40%         2.44%
--------------------------------
Portfolio Turnover Rate            133%            108%           107%           85%          128%
--------------------------------
Net Assets, End of Period
(in millions)                      $583            $541           $663          $835          $914
----------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE
    NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO
    THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT
    THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN
    ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

-----
30

CAPITAL VALUE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                 2003           2002           2001           2000         1999(1)
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $4.88          $5.39          $5.50          $5.18          $5.00
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income          0.08(2)        0.07(2)        0.06           0.08           0.04
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.97          (0.52)         (0.09)          0.29           0.14
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.05          (0.45)         (0.03)          0.37           0.18
---------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income             (0.07)         (0.06)         (0.08)         (0.05)            --
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $5.86          $4.88          $5.39          $5.50          $5.18
===================================================================================================
  TOTAL RETURN(3)               21.67%         (8.49)%        (0.47)%         7.23%          3.60%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            1.10%           1.10%          1.10%         1.10%       1.10%(4)
-------------------------------
Ratio of Net Investment Income
to Average Net Assets            1.54%           1.32%          1.18%         1.56%       1.14%(4)
-------------------------------
Portfolio Turnover Rate            22%             42%            56%           73%            41%
-------------------------------
Net Assets, End of Period
(in thousands)                 $91,960         $50,425        $47,542       $39,135        $46,132
---------------------------------------------------------------------------------------------------

(1) MARCH 31, 1999 (INCEPTION) THROUGH OCTOBER 31, 1999.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE
    NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

-----
31

BALANCED FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                              2003           2002           2001         2000(1)
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $12.99         $14.28         $17.01        $17.34
--------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income(2)                     0.41           0.37           0.41          0.23
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.66          (1.29)         (2.10)        (0.34)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations             2.07          (0.92)         (1.69)        (0.11)
--------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                  (0.28)         (0.37)         (0.43)        (0.22)
--------------------------------------------
  From Net Realized Gains                        --             --          (0.61)           --
--------------------------------------------------------------------------------------------------
  Total Distributions                         (0.28)         (0.37)         (1.04)        (0.22)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.78         $12.99         $14.28        $17.01
==================================================================================================
  TOTAL RETURN(3)                             16.13%         (6.54)%       (10.27)%       (0.63)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.70%           0.70%          0.70%      0.75%(4)
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          2.16%           2.66%          2.66%      2.66%(4)
--------------------------------------------
Portfolio Turnover Rate                         133%            108%           107%        85%(5)
--------------------------------------------
Net Assets, End of Period
(in thousands)                                  $155         $16,245        $20,474       $23,214
--------------------------------------------------------------------------------------------------

(1) MAY 1, 2000 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2000.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE
    NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2000.

-----
32

CAPITAL VALUE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------
                                                             2003    2002(1)
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $4.88     $5.87
-------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income(2)                                   0.09      0.06
---------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.97     (1.05)
-------------------------------------------------------------------------------
  Total From Investment Operations                           1.06     (0.99)
-------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                (0.07)       --
-------------------------------------------------------------------------------
Net Asset Value, End of Period                              $5.87     $4.88
===============================================================================
  TOTAL RETURN(3)                                           22.07%   (16.87)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.90%   0.90%(4)
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         1.74%   1.56%(4)
---------------------------------------------------------
Portfolio Turnover Rate                                        22%     42%(5)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                   $11,244     $3,779
-------------------------------------------------------------------------------

(1) MARCH 1, 2002 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2002.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE
    NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2002.

-----
33

[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE              FUND CODE        TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
Balanced Fund
     Investor Class         031              TWBIX       Balanced
--------------------------------------------------------------------------------
     Institutional Class    331              ABINX       Balanced
--------------------------------------------------------------------------------
Capital Value Fund
     Investor Class         103              ACTIX       CapVal
--------------------------------------------------------------------------------
     Institutional Class    403              ACPIX       CapVal
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS www.americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

   0402
SH-PRS-36478

[front cover]

Your
American Century Investments
prospectus

ADVISOR CLASS

Balanced Fund
Capital Value Fund

FEBRUARY 27, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[inside front cover]

                                         [american century logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

[signature of Brian Jeter]

   Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments, Inc.
P.O. Box 419786, Kansas City, MO 64141-6786

               [graphic of triangle]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

For the equity portion of Balanced, the fund managers select stocks primarily from the largest 1,500 publicly traded U.S. companies. For the fixed-income portion of the fund, the fund managers invest in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page 9.

The fund's principal risks include

* MARKET RISK -- The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* INTEREST RATE RISK -- When interest rates change, the value of the fund's fixed-income securities will be affected.

* PRICE VOLATILITY -- The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS -- At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking a fund that combines the potential for long-term capital growth with income

* seeking the convenience of a fund that invests in both equity and fixed-income securities

* comfortable with the risks associated with the fund's investment strategy

* investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* not seeking current income from your investment

* investing for a short period of time

* uncomfortable with volatility in the value of your investment

               [graphic of triangle]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

-----
2

CAPITAL VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund managers use a value investment strategy that invests primarily in stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. In selecting stocks, the fund managers look for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund managers also attempt to minimize taxable distributions to fund shareholders. A more detailed description of the fund's investment strategy begins on page 11.

The fund's principal risks include

* MARKET RISK -- The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY -- The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS -- At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth from your investment

* seeking lower taxable distributions than a traditional equity fund

* comfortable with the fund's short-term price volatility

* comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing through an IRA or other tax-advantaged retirement plan

* seeking current income from your investment

* investing for a short period of time

* uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

-----
3

FUND PERFORMANCE HISTORY

BALANCED FUND

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

BALANCED FUND - ADVISOR CLASS

[bar chart data below]

2003          19.38%
2002          -9.76%
2001          -3.95%
2000          -2.90%
1999           9.75%
1998          16.01%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            HIGHEST                  LOWEST
--------------------------------------------------------------------------------
   Balanced                   10.33% (2Q 2003)         -8.83% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables describe the average annual total returns of the fund's shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

-----
4

ADVISOR CLASS

FOR THE CALENDAR YEAR
ENDED DECEMBER 31, 2003                   1 YEAR    5 YEARS   LIFE OF CLASS(1)
---------------------------------------------------------------------------------
Balanced
Return Before Taxes                       19.38%    1.98%     5.73%
Return After Taxes on Distributions       18.91%    0.21%     3.58%
Return After Taxes on Distributions
   and Sale of Fund Shares                12.76%    0.74%     3.87%
Blended Index(2)                          18.49%    2.67%     7.93%(3)
  (reflects no deduction for fees,
  expenses or taxes)
S&P 500 Index                             28.68%    -0.57%    7.57%(3)
  (reflects no deduction for fees,
  expenses or taxes)
Lehman Aggregate Bond Index               4.10%     6.62%     7.34%(3)
  (reflects no deduction for fees,
  expenses or taxes)
---------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE ADVISOR CLASS IS JANUARY 6, 1997.

(2) THE BLENDED INDEX IS A COMBINATION OF TWO WIDELY KNOWN INDICES IN
    PROPORTION TO THE APPROXIMATE ASSET MIX OF THE FUND. ACCORDINGLY, 60% OF THE
    BLENDED INDEX CONSISTS OF THE PERFORMANCE OF THE S&P 500 INDEX, WHICH
    REPRESENTS THE EQUITY PORTION OF THE FUND, AND 40% OF THE BLENDED INDEX
    CONSISTS OF THE LEHMAN AGGREGATE BOND INDEX, WHICH REPRESENTS THE FIXED-INCOME
    PORTION.

(3) SINCE DECEMBER 31, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

-----
5

CAPITAL VALUE FUND

When the Advisor Class of the fund has investment results for a full calendar year, this section will feature charts that show

* Annual Total Returns

* Highest and Lowest Quarterly Returns

* Average Annual Total Returns for the Advisor Class of the fund, including a comparison of these returns to a benchmark index

If the Advisor Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the Advisor Class would have been lower because of its higher expense ratio.

CAPITAL VALUE FUND - INVESTOR CLASS

[bar chart data below]

2003          28.21%
2002         -13.70%
2001           6.78%
2000           9.75%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                         HIGHEST                  LOWEST
--------------------------------------------------------------------------------
   Capital Value            17.67% (2Q 2003)         -17.95% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

-----
6

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003     1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Capital Value
Return Before Taxes                               28.21%     6.19%
Return After Taxes on Distributions               28.01%     5.73%
Return After Taxes on Distributions
   and Sale of Fund Shares                        18.58%     5.05%
Russell 1000 Value Index                          30.03%     3.44%
  (reflects no deduction for fees,
  expenses or taxes)
--------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE INVESTOR CLASS IS MARCH 31, 1999.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

-----
7

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the same class of shares of other American Century funds

* to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT   DISTRIBUTION AND             OTHER         TOTAL ANNUAL FUND
                    FEE(1)       SERVICE (12B-1) FEES(2)(3)   EXPENSES(4)   OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
Balanced
    Advisor Class   0.65%        0.50%                        0.00%         1.15%
-----------------------------------------------------------------------------------------------
Capital Value
    Advisor Class   0.85%        0.50%                        0.00%         1.35%
-----------------------------------------------------------------------------------------------

(1) BASED ON ASSETS OF ALL CLASSES OF A FUND DURING THE FUND'S MOST RECENT
    FISCAL YEAR. THE FUNDS HAVE STEPPED FEE SCHEDULES. AS A RESULT, A FUND'S
    MANAGEMENT FEE RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES
    AS FUND ASSETS DECREASE.

(2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE ADVISOR CLASS
    SHARES THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE THEM FOR ONGOING
    RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT WOULD OTHERWISE BE PERFORMED BY
    AN AFFILIATE OF THE ADVISOR, AND A PORTION IS USED TO COMPENSATE THEM FOR
    DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE Service,
    Distribution and Administrative Fees, PAGE 24.

(3) HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
    PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
    ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED
    MANAGEMENT FEE FOR THE ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT
    ADVISORY SERVICES IS THE SAME FOR ALL CLASSES.

(4) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE LESS
    THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                    1 YEAR       3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------

Balanced
    Advisor Class   $117         $364         $630          $1,390
-------------------------------------------------------------------------------
Capital Value
    Advisor Class   $137         $426         $736          $1,614
-------------------------------------------------------------------------------

-----
8

OBJECTIVES, STRATEGIES AND RISKS

BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

For the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in securities rated in the fourth category, and up to 15% may be invested in securities rated in the fifth category. Under normal market conditions, the
WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three-
to 10-year range.

               [graphic of triangle]

               WEIGHTED AVERAGE MATURITY IS A TOOL THE FUND MANAGERS USE TO
               APPROXIMATE THE REMAINING TERM TO MATURITY OF A FUND'S INVESTMENT
               PORTFOLIO. GENERALLY, THE LONGER A FUND'S WEIGHTED AVERAGE
               MATURITY, THE MORE SENSITIVE IT IS TO CHANGES IN INTEREST RATES.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional
Information.

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9

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks, bonds and other securities it owns.

* The value of the individual equity securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

* The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for the fixed-income portion of the fund than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

               [graphic of triangle]

               FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED
               SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND
               STANDARD & POOR'S. EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING
               SECURITIES, BUT EACH TRIES TO INDICATE A COMPANY'S ABILITY TO
               MAKE TIMELY PAYMENTS OF INTEREST AND PRINCIPAL. A DETAILED
               DESCRIPTION OF SROS, THEIR RATINGS SYSTEMS AND WHAT WE DO IF A
               SECURITY ISN'T RATED IS INCLUDED IN THE STATEMENT OF ADDITIONAL
               INFORMATION.

Because the equity portion of the fund uses quantitative management techniques to try to achieve a total return that exceeds the total return of the S&P 500
Index, its performance will correlate to the index's performance. If the index goes down, it is likely that the fund's performance will go down.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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10

CAPITAL VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers seek to achieve the fund's objective by investing primarily in common stocks. The fund managers also will attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund managers use a value investment strategy to look for stocks of medium to large companies the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

* The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding portfolio investments for longer periods.

* The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

* The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

* The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine that the tax impact of the sale is outweighed by other factors.
Such factors include the investment risk of holding the security or the availability of a replacement security that has a better potential return.
Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see TAXES, page 22.

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11

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities, as discussed above. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

Although the fund managers expect to invest primarily in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

While the fund seeks to minimize taxable distributions to shareholders, it nonetheless may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if the managers determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders on at least an annual basis.
Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

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12

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the Advisor Class of the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED
OCTOBER 31, 2003                                              ADVISOR CLASS
--------------------------------------------------------------------------------
Balanced                                                      0.65%
--------------------------------------------------------------------------------
Capital Value                                                 0.85%(1)
--------------------------------------------------------------------------------

(1) ANNUALIZED.

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13

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

Equity Portion of Balanced

JOHN SCHNIEDWIND

Mr. Schniedwind, Chief Investment Officer -- Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American
Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of
California-Berkeley. He is a CFA charterholder.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He joined American
Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has served on the management team since May 1992. He joined American Century in 1989 and has a degree from the University of Illinois. He is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Portfolio Manager, has been a member of the team that manages
Balanced since February 2001. He joined American Century in February 1997 as a
Credit Analyst and was promoted to Portfolio Manager in August 2000. He has a bachelor's degree in business finance from California State University.

Fixed-Income Portion of Balanced

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an
Investment Analyst in November 1990 and was promoted to Portfolio Manager in
1994. He has a bachelor of arts from the University of Delaware and an MPA from
Syracuse University. He is a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since January 1999. He joined American Century in February
1996 as an Investment Analyst and was promoted to Portfolio Manager in September
1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

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14

Capital Value

MARK MALLON

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Capital Value since its inception in March 1999.
He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and
Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a CFA charterholder.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Capital Value since its inception in March 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Portfolio Manager, has been a member of the team that manages Capital
Value since he joined American Century in April 2000 and has been a Portfolio
Manager since February 2004. Before joining American Century, he spent six years with USAA as an Equity Analyst. He has a bachelor's degree in mechanical engineering from the University of Arizona and an MBA from the University of
Texas - Austin. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

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15

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

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16

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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17

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [graphic of triangle]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

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18

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

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19

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

* for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

* a debt security has been declared in default

* trading in a security has been halted during the trading day

* the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

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20

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               [graphic of triangle]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Balanced pays distributions from net income quarterly and generally pays distributions from realized capital gains, if any, once a year in December.
Capital Value generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or another person or address by check.

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21

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Although Capital Value seeks to maximize long-term capital growth while minimizing taxable distributions, the fund nonetheless may make distributions to its shareholders. For example, Capital Value's managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities that are a better value after considering the tax effect of the sale.

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

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               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

-----
22

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

-----
23

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

* Balanced -- Investor Class, Institutional Class and Advisor Class

* Capital Value -- Investor Class, Institutional Class and Advisor Class

The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

* 1-800-345-2021 for Investor Class shares

* 1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the
Advisor Class Plan, each fund's Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make
Advisor Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, the Advisor Class will continue to make payments under its Plan even if it is closed to new investors.
Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the
Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND
SHAREHOLDER SERVICES PLAN in the Statement of Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

-----
24

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Reports, which are available upon request.

-----
25

BALANCED FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
--------------------------------------------------------------------------------------------------
                                 2003           2002           2001           2000          1999
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $12.97         $14.27         $17.00         $18.94        $19.38
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income(1)        0.22           0.31           0.34           0.37          0.41
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.80          (1.30)         (2.10)          0.62          1.69
--------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           2.02          (0.99)         (1.76)          0.99          2.10
--------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income     (0.22)         (0.31)         (0.36)         (0.39)        (0.42)
-------------------------------
  From Net Realized Gains          .--            .--          (0.61)         (2.54)        (2.12)
--------------------------------------------------------------------------------------------------
  Total Distributions            (0.22)         (0.31)         (0.97)         (2.93)        (2.54)
--------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $14.77         $12.97         $14.27         $17.00        $18.94
==================================================================================================
  TOTAL RETURN(2)                15.74%         (7.04)%       (10.69)%         5.63%        11.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.15%           1.15%          1.15%         1.22%         1.25%
-------------------------------
Ratio of Net Investment Income
to Average Net Assets             1.71%           2.21%          2.21%         2.15%         2.19%
-------------------------------
Portfolio Turnover Rate            133%            108%           107%           85%          128%
-------------------------------
Net Assets, End of Period
(in thousands)                  $17,482         $13,985        $16,990       $17,046       $10,946
--------------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE
    NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO
    THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT
    THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO
    DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN
    ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

-----
26

CAPITAL VALUE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31
--------------------------------------------------------------------------------
                                                                     2003(1)
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                                   $5.19
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
 Net Investment Income(2)                                              0.03
-------------------------------------------------------------
 Net Realized and
 Unrealized Gain                                                       0.64
--------------------------------------------------------------------------------
 Total From
 Investment Operations                                                 0.67
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                                                         $5.86
================================================================================
 TOTAL RETURN(3)                                                      12.91%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                                1.35%(4)
-------------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                                1.03%(4)
-------------------------------------------------------------
Portfolio Turnover Rate                                                22%(5)
-------------------------------------------------------------
Net Assets, End of Period
(in thousands)                                                           $201
--------------------------------------------------------------------------------

(1) MAY 14, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE
    NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE
    CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET
    VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE
    DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE
    CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS OF VALUE ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
    WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

-----
27

NOTES

-----
28

NOTES

-----
29

[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

ON THE INTERNET           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE           FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
   Balanced
     Advisor Class       731               TWBAX          Balanced
--------------------------------------------------------------------------------
Capital Value
     Advisor Class       803               N/A            CapVal
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
   P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0402
SH-PRS-36479

Your
American Century Investments
prospectus

INVESTOR CLASS
New Opportunities Fund

FEBRUARY 27, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

At American Century, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our representatives can be reached by calling 1-800-345-2021. Thank you for considering American Century.

Sincerely,

[signature of Donna Byers]

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments, Inc.
P.O. Box 419287, Kansas City, MO 64141-6287

               [GRAPHIC OF TRIANGLE]

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund looks for common stocks of growing companies. The fund's investment strategy is based on the belief that, over the long term, stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. A more detailed description of American Century's growth investment style begins on page 6.

The fund's principal risks include

* MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

New Opportunities is only available for purchase by participants in American
Century's Priority Investors Program and employees of American Century. The fund may be a good investment if you are

* seeking long-term capital growth from your investment
* comfortable with short-term price volatility
* comfortable with the risks associated with the fund's investment strategy
* investing through an IRA

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* seeking current income from your investment
* investing for a short period of time
* uncomfortable with short-term volatility in the value of your investment

               [GRAPHIC OF TRIANGLE]

               AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
               INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

NEW OPPORTUNITIES FUND -- INVESTOR CLASS

2003      28.75%
2002     -22.62%
2001     -29.59%
2000     -18.20%
1999     147.97%
1998      13.33%
1997       3.14%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                             LOWEST
--------------------------------------------------------------------------------
New Opportunities     77.33% (4Q 1999)                    -36.62% (4Q 2000)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

------
3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
DECEMBER 31, 2003                         1 YEAR      5 YEARS     LIFE OF CLASS (1)
------------------------------------------------------------------------------------
New Opportunities
Return Before Taxes                       26.17%(2)   7.31%       7.80%
Return After Taxes on Distributions       26.17%(2)   4.74%       5.95%
Return After Taxes on Distributions
  and Sale of Fund Shares                 17.01%(2)   5.56%       6.27%
Russell 2000 Growth Index                 48.54%      0.86%       2.56%(3)
  (reflects no deduction for fees,
   expenses or taxes)
------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE CLASS IS DECEMBER 26, 1996.

(2) RETURNS REFLECT THE DEDUCTION OF A 2% REDEMPTION FEE, INCURRED ONLY IF
    SHARES WERE REDEEMED WITHIN THE FIRST FIVE YEARS AFTER PURCHASE.

(3) SINCE DECEMBER 31, 1996, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH
    DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-345-8810 or visit us at www.americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)  2.00%(1)
--------------------------------------------------------------------------------
Maximum Account Maintenance Fee                                           $25(2)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO SHARES HELD FOR LESS THAN FIVE YEARS, EXCLUDING SHARES
    PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

(2) APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
    LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with American
    Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT   DISTRIBUTION AND        OTHER         TOTAL ANNUAL FUND
                      FEE          SERVICE (12B-1) FEES    EXPENSES(1)   OPERATING EXPENSES
--------------------------------------------------------------------------------------------
New Opportunities
    Investor Class    1.50%        None                    0.00%         1.50%
--------------------------------------------------------------------------------------------

(1) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE LESS
    THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR      3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
New Opportunities
    Investor Class          $359        $693           $814          $1,778
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                            1 YEAR      3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
New Opportunities
    Investor Class          $152        $472           $814          $1,778
-------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of smaller-sized companies they believe will increase in value over time, using a growth investment strategy developed by
American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain ACCELERATING GROWTH and sell the stocks of companies whose growth begins to slow down.

               [GRAPHIC OF TRIANGLE]

               ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT
               EXHIBITS A HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST
               OR THIS YEAR THAN THE YEAR BEFORE.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

If the companies in which the fund invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

------
6

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund managers will usually purchase common stocks of U.S. and foreign companies that are small at the time of purchase, but they can purchase other types of securities as well. When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities generally invests in smaller companies than American
Century's similarly managed growth equity funds (such as Growth, Ultra and
Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies.  Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as its assets grow.

As a result of New Opportunities's investment strategy, the fund is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.50% of the average net assets of the Investor Class shares of the fund. The amount of the management fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

------
8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.

HAROLD BRADLEY

Mr. Bradley, Chief Investment Officer-U.S. Growth Equity for small cap, mid cap and sector portfolios, has been a member of the team that manages New
Opportunities since June 2003. He joined American Century in 1988 and has managed the global equity, futures, and foreign exchange trading activities.
Since joining American Century, he has been a portfolio manager for other growth funds and has supervised research and development efforts. He has a bachelor of arts from Marquette University.

JOHN D. SEITZER

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since its inception in December 1996. He joined
American Century in June 1993 as an Investment Analyst and was promoted to
Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana
University. He is a CFA charterholder and a Certified Public Accountant.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------
www.americancentury.com

OPEN AN ACCOUNT
If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------
Priority Investors
1-800-345-8810

Business, Not-For-Profit
and Employer-Sponsored Retirement
Plans 1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES
Call a Priority Investor Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money

* Our bank information
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. Please call for the appropriate account number
* New Opportunities
* Your existing American Century account number*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS
Follow the instructions provided in the BY WIRE -OPEN AN ACCOUNT instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

------
11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419287
Kansas City, MO 64141-6287

Fax
816-531-5689

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption form to sell shares. Call a Priority
Investor Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you make additional investments and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

------
12

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amount is $10,000 for all account types. To establish a traditional or Roth IRA, you must exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum. The maximum aggregate investment in the fund is $500,000.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

               [GRAPHIC OF TRIANGLE]

               PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
               SARSEP- AND SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS. IF
               YOU HAVE ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED
               OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT
               SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

If you sell your shares of New Opportunities (by redemption or exchange) within five years of purchase, you will pay a redemption fee of 2% of the value of the shares sold. Therefore, if you redeem shares within five years, you will receive
98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [GRAPHIC OF TRIANGLE]

               A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S
               SHARES.

------
13

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the $10,000 minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a 2% redemption fee if held less than five years. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

------
14

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange).
Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
15

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [GRAPHIC OF TRIANGLE]

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers, a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
16

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

* for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

* a debt security has been declared in default

* trading in a security has been halted during the trading day

* the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [GRAPHIC OF TRIANGLE]

               GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE
               FORM REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,
               PROVIDING THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE
               TRANSACTION AND ALL REQUIRED SIGNATURES.

------
17

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               [GRAPHIC OF TRIANGLE]

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
18

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

               [GRAPHIC OF TRIANGLE]

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
               THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING
               PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION                 TAX RATE FOR 10%           TAX RATE FOR
                                     AND 15% BRACKETS           ALL OTHER BRACKETS
------------------------------------------------------------------------------------
Short-term capital gains             Ordinary Income            Ordinary Income
------------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
  and Qualified Dividend Income      5%                         15%
------------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
19

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
20

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

The table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

------
21

NEW OPPORTUNITIES FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-------------------------------------------------------------------------------------------------
                                              2003       2002        2001      2000      1999
=================================================================================================
PER-SHARE DATA
Net Asset Value, Beginning of Period         $4.01      $4.80      $15.35     $9.16      $4.77
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Loss                        (0.04)     (0.05)      (0.05)    (0.19)    (0.08)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.09      (0.74)      (6.85)     7.52       4.47
-------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.05      (0.79)      (6.90)     7.33       4.39
-------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                     --            --      (3.65)    (1.14)        --
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $5.06      $4.01       $4.80    $15.35      $9.16
=================================================================================================
  TOTAL RETURN(1)                            26.18%   (16.46)%    (53.81)%    83.28%    92.03%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                            1.50%     1.50%       1.50%      1.50%     1.50%
-----------------------------------------
Ratio of Net Investment Loss to
Average Net Assets                           (0.98)%   (1.02)%    (0.72)%    (1.28)%    (1.29)%
-----------------------------------------
Portfolio Turnover Rate                         217%      175%       189%       112%       156%
-----------------------------------------
Net Assets, End of Period (in thousands)    $318,226  $297,180   $380,741   $873,376    $400,962
-------------------------------------------------------------------------------------------------

(1) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT REDEMPTION FEES.

------
22

NOTES

------
23

NOTES

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090
                          for location and hours.

ON THE INTERNET           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

BY MAIL                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                   FUND CODE          TICKER NEWSPAPER LISTING
-------------------------------------------------------------------------------
New Opportunities Fund
     Investor Class              036                TWNOX New Opp
-------------------------------------------------------------------------------
Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419287
Kansas City, Missouri 64141-6287
1-800-345-8810 or 816-531-5575
www.americancentury.com

0402
SH-PRS-36477

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Select Fund
New Opportunities II Fund

FEBRUARY 27, 2004

SELECT AND NEW OPPORTUNITIES II ARE CLOSED TO NEW RETAIL INVESTORS, BUT ARE
AVAILABLE THROUGH FINANCIAL INTERMEDIARIES. ANY SHAREHOLDER WITH AN OPEN ACCOUNT
AS OF JANUARY 30, 2003 MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS
AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet includes information about Investor Class and
Institutional Class shares. While reading through this prospectus, it's important for you to be aware of the class you own, or are considering for purchase. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investors Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through employer-sponsored retirement plans or institutions, such as banks, broker-dealers and insurance companies. The Institutional Class shares also are available to individuals who meet the minimum investment requirements outlined in the prospectus.

As you read this prospectus, please note that the Fund Performance History,
Investing with American Century, and Financial Highlights sections reflect the most significant differences between the classes. If you have questions after reading the prospectus, please visit the Products and Services section of
www.americancentury.com for additional fund information. Or, call an Investor
Relations Representative at 1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

/s/Donna Byers

Donna Byers

Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. Each fund's investment strategy is based on the belief that, over the long term, stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. A more detailed description of American Century's growth investment style begins on page 7.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategies
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

SELECT FUND
NEW OPPORTUNITIES II FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. They indicate the volatility of a fund's historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class of shares will differ from those shown in the charts, depending on the expenses of that class.

SELECT FUND -- INVESTOR CLASS

[data from bar chart]

2003               24.74%
2002              -22.77%
2001              -18.16%
2000               -8.71%
1999               22.23%
1998               35.65%
1997               32.19%
1996               19.22%
1995               22.67%
1994               -8.04%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                              LOWEST
--------------------------------------------------------------------------------
Select                22.30% (4Q 1998)                    -15.44% (3Q 2002)
--------------------------------------------------------------------------------

NEW OPPORTUNITIES II FUND -- INVESTOR CLASS

data from bar chart]

2003               47.88%
2002              -15.87%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                      HIGHEST                              LOWEST
--------------------------------------------------------------------------------
   New Opportunities II  21.51% (4Q 2003)                    -17.80% (3Q 2002)
--------------------------------------------------------------------------------

------
3

Average Annual Total Returns

The following tables show the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of Select's Institutional Class shares calculated before the impact of taxes. Because the Institutional Class of New
Opportunities II was not in operation during the calendar year, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the tables for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003            1 YEAR   5 YEARS    10 YEARS  LIFE OF CLASS (1)
--------------------------------------------------------------------------------------------------------
Select
Return Before Taxes                                      24.74%   -2.53%     7.81%      14.37%(2)
Return After Taxes on Distributions                      24.74%   -3.37%     5.42%      N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                               16.08%   -2.42%     5.66%      N/A
S&P 500 Index                                            28.68%   -0.57%    11.07%      11.40%
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------------
New Opportunities II
Return Before Taxes                                      47.88%   N/A        N/A        9.16%
Return After Taxes on Distributions                      47.88%   N/A        N/A        9.16%
Return After Taxes on Distributions
   and Sale of Fund Shares                               31.12%   N/A        N/A        7.87%
Russell 2000 Growth Index                                48.54%   N/A        N/A       -1.35%
   (reflects no deduction for fees, expenses or taxes)
S&P 500 Index                                            28.68%   N/A        N/A       -3.03%(3)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE: SELECT, OCTOBER 31, 1958;
     AND NEW OPPORTUNITIES II, JUNE 1, 2001. ONLY FUNDS WITH PERFORMANCE HISTORY
     FOR LESS THAN 10 YEARS SHOW AFTER-TAX RETURNS FOR LIFE OF FUND.

(2)  ALTHOUGH THE CLASS'S ACTUAL INCEPTION DATE WAS OCTOBER 31, 1958, LIFE OF
     CLASS RETURNS ARE CALCULATED FROM JUNE 30, 1971, WHEN THE MANAGEMENT
     COMPANY IMPLEMENTED ITS CURRENT INVESTMENT PHILOSOPHY AND PRACTICES.

(3)  SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

------
4

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003          1 YEAR    5 YEARS   LIFE OF CLASS (1)
--------------------------------------------------------------------------------------------
Select
Return Before Taxes                                    24.97%    -2.34%    6.34%
S&P 500 Index                                          28.68%    -0.57%    6.73%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS MARCH 13, 1997.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

------
5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                            $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
     LESS THAN $10,000. SEE Account Maintenance Fee UNDER Investing with
     American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          MANAGEMENT    DISTRIBUTION AND        OTHER        TOTAL ANNUAL FUND
                          FEE           SERVICE (12B-1) FEES    EXPENSES(1)  OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
Select
    Investor Class        1.00%         None                    0.00%        1.00%
-----------------------------------------------------------------------------------------------
    Institutional Class   0.80%         None                    0.00%        0.80%
-----------------------------------------------------------------------------------------------
New Opportunities II
    Investor Class        1.50%         None                    0.00%        1.50%
-----------------------------------------------------------------------------------------------
    Institutional Class   1.30%         None                    0.00%        1.30%
-----------------------------------------------------------------------------------------------

(1)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------
Select
    Investor Class            $102       $318         $551          $1,219
-----------------------------------------------------------------------------
    Institutional Class        $82       $255         $443            $987
-----------------------------------------------------------------------------
New Opportunities II
    Investor Class            $152       $472         $814          $1,778
-----------------------------------------------------------------------------
    Institutional Class       $132       $410         $710          $1,558
-----------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

SELECT FUND

NEW OPPORTUNITIES II FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

   HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The Select fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. The New Opportunities II fund managers look for stocks of smaller-sized companies they believe will increase in value over time, also using American
Century's growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain ACCELERATING GROWTH and sell the stocks of companies whose growth begins to slow down.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

If the companies in which New Opportunities II invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

------
7

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The New Opportunities II fund managers will usually purchase common stocks of
U.S. and foreign companies that are small at the time of purchase, but they can purchase other types of securities as well. When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The Select fund managers usually purchase common stocks, but they can purchase other securities as well. Each fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. Each fund generally limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Select generally invests in larger companies, although it may purchase companies of any size.

New Opportunities II generally invests in smaller-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities II generally invests in smaller companies than
American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

New Opportunities II's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

------
8

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each class of shares. The amount of the management fee for a fund is calculated daily and paid monthly in arrears. The Institutional Class of New Opportunities II had no assets as of the date of this prospectus, but will pay the advisor a unified management fee of 1.30% of its average net assets.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST     INVESTOR   INSTITUTIONAL
RECENT FISCAL YEAR ENDED OCTOBER 31, 2003                CLASS       CLASS
--------------------------------------------------------------------------------
Select                                                   1.00%       0.80%
--------------------------------------------------------------------------------
New Opportunities II                                     1.50%       N/A
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

------
9

The portfolio managers on the investment teams are identified below.

New Opportunities II

HAROLD S. BRADLEY

Mr. Bradley, Chief Investment Officer - U.S. Growth Equity for small cap, mid cap and sector portfolios, has been a member of the team that manages New
Opportunities II since June 2003. He joined American Century in 1988 and has managed the global equity, futures, and foreign exchange trading activities.
Since joining American Century, he has been a portfolio manager for other growth funds and has supervised research and development efforts. He has a bachelor of arts from Marquette University.

JOHN D. SEITZER

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He joined American
Century in June 1993 as an Investment Analyst and was promoted to Portfolio
Manager in July 1996. He has a bachelor's degree in accounting and finance from
Kansas State University and an MBA in finance from Indiana University. He is a
CFA charterholder and a Certified Public Accountant.

Select

JOHN R. SYKORA

Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Select since September 2002. He joined American Century in
May 1994 as an Investment Analyst and was promoted to Portfolio Manager in
November 1997. He has a bachelor's degree in accounting and finance from
Creighton University and an MBA in finance from Michigan State University. He is a CFA charterholder.

KEITH LEE

Mr. Lee, Portfolio Manager, has been a member of the team since October 2001 and was promoted to Portfolio Manager in July 2003. He was an International
Investment Analyst for American Century from July 1998 to July 2000 and was a telecommunications analyst for Galleon Management from July 2000 to September
2001. He has a bachelor's of science in industrial engineering from Columbia
University. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
10

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names.  If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
11

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                            INSTITUTIONAL CLASS

Investor Relations                        Service Representative
1-800-345-2021                            1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* OUR BANK INFORMATION
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE--OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
12

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                         INSTITUTIONAL CLASS

P.O. Box 419200                        P.O. Box 419385
Kansas City, MO 64141-6200             Kansas City, MO 64141-6385

Fax                                    Fax
816-340-7962                           816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

------
13

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts for Select are $2,000 for a Coverdell Education Savings Account (CESA), and $2,500 for all other accounts. For New Opportunities II, the minimum initial investment amount is
$10,000 for all accounts. To establish a traditional or Roth IRA in New
Opportunities II, you must exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit
www.americancentury.com/info/demo.

          [GRAPHIC OF TRIANGLE]

          PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
          UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
          ACCOUNTS AND IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-,
          SARSEP- AND SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS . IF YOU
          HAVE ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR
          AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO
          THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

------
14

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

------
15

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying

------
16

shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value.  While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
18

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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19

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                   TAX RATE FOR 10% AND   TAX RATE FOR
TYPE OF DISTRIBUTION               15% BRACKETS           ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains           Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income      5%                     15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
20

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
21

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds through financial intermediaries:

*  Select -- Investor Class, Institutional Class, Advisor Class, A Class, B
   Class and C Class

*  New Opportunities II -- Investor Class, Institutional Class, A Class, B Class
   and C Class

The shares offered by this Prospectus are Investor Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning A, B, C or Advisor Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because the
Institutional Class of New Opportunities II is new, financial information is not available for this class as of the date of this prospectus.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Reports, which are available upon request.

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23

SELECT FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
----------------------------------------------------------------------------------------------
                                              2003       2002      2001       2000      1999
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $28.91     $34.94    $52.20     $53.32    $49.54
----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
   Net Investment Income (Loss)(1)            0.01       0.07      0.06      (0.06)     0.01
------------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                     4.92      (6.04)    (14.53)     4.04     13.73
----------------------------------------------------------------------------------------------
   Total From Investment Operations           4.93      (5.97)    (14.47)     3.98     13.74
----------------------------------------------------------------------------------------------
Distributions
------------------------------------------
   From Net Investment Income                (0.07)     (0.06)      --         --      (0.17)
------------------------------------------
   From Net Realized Gains                     --         --      (2.79)     (5.10)    (9.79)
----------------------------------------------------------------------------------------------
   Total Distributions                       (0.07)     (0.06)    (2.79)     (5.10)    (9.96)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $33.77     $28.91    $34.94     $52.20    $53.32
==============================================================================================
   TOTAL RETURN(2)                           17.11%    (17.11)%  (28.93)%     7.64%    31.22%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%      1.00%     1.00%      1.00%     1.00%
------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                  0.03%      0.21%     0.15%     (0.11)%    0.03%
------------------------------------------
Portfolio Turnover Rate                        84%       168%       98%        67%      130%
------------------------------------------
Net Assets, End of Period (in millions)      $3,828     $3,522    $4,745     $7,086    $7,216
----------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
24

NEW OPPORTUNITIES II FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                            2003           2002         2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $4.15          $4.52         $5.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Loss(2)                   (0.05)         (0.05)        (0.01)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.65          (0.32)        (0.47)
--------------------------------------------------------------------------------
  Total From Investment Operations          1.60          (0.37)        (0.48)
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $5.75          $4.15         $4.52
================================================================================
  TOTAL RETURN(3)                          38.55%         (8.19)%       (9.60)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.50%          1.50%       1.50%(4)
----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (1.11)%        (1.02)%     (0.81)%(4)
----------------------------------------
Portfolio Turnover Rate                     236%           182%           89%
----------------------------------------
Net Assets, End of Period
(in thousands)                            $32,512        $25,479        $18,217
--------------------------------------------------------------------------------

(1)  JUNE 1, 2001 (INCEPTION) THROUGH OCTOBER 31, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
25

SELECT FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-----------------------------------------------------------------------------------------
                                        2003       2002       2001       2000      1999
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $29.10     $35.16     $52.36     $53.41    $49.63
-----------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(1)              0.07       0.13       0.14       0.04      0.02
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                4.95      (6.06)    (14.55)      4.01     13.83
-----------------------------------------------------------------------------------------
  Total From Investment Operations      5.02      (5.93)    (14.41)      4.05     13.85
-----------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income           (0.13)     (0.13)       --         --      (0.28)
-------------------------------------
  From Net Realized Gains                --         --       (2.79)     (5.10)    (9.79)
-----------------------------------------------------------------------------------------
  Total Distributions                  (0.13)     (0.13)     (2.79)     (5.10)   (10.07)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period        $33.99     $29.10     $35.16     $52.36    $53.41
=========================================================================================
  TOTAL RETURN(2)                      17.34%    (16.93)%   (28.71)%     7.77%    31.47%

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.80%      0.80%      0.80%      0.80%     0.80%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   0.23%      0.41%      0.35%      0.09%     0.23%
-------------------------------------
Portfolio Turnover Rate                  84%       168%        98%        67%      130%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $229,596   $185,897   $181,708   $259,092  $112,293
-----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
26

NOTES

------
27

NOTES

------
28

NOTES

--------
29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE     TICKER      NEWSPAPER LISTING
----------------------------------------------------------------------------
New Opportunities II
     Investor Class           136           ANOIX       N/A
----------------------------------------------------------------------------
     Institutional Class      336           N/A         N/A
----------------------------------------------------------------------------
Select
     Investor Class           021           TWCIX       Select
----------------------------------------------------------------------------
     Institutional Class      321           TWSIX       Select
----------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
www.americancentury.com

Investor Class                           Institutional Class
P.O. Box 419200                          P.O. Box 419385
Kansas City, Missouri 64141-6200         Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575           1-800-345-3533 or 816-531-5575

   0402
SH-PRS-36480

Your
American Century Investments
prospectus

A CLASS
B CLASS
C CLASS

Select Fund
New Opportunities II Fund
Capital Growth Fund

ADVISOR CLASS

Select Fund

FEBRUARY 27, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo]

[american century logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information  about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments, Inc.
P.O. Box 419786, Kansas City, MO 64141-6786

          [GRAPHIC OF TRIANGLE]

          THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. Each fund's investment strategy is based on the belief that, over the long term, stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. A more detailed description of American Century's growth investment style begins on page 10.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

 * PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN SECURITIES - The funds may invest in foreign securities, which can be riskier than investing in U.S. securities.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategies
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

          [GRAPHIC OF TRIANGLE]

          AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT
          INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

   SELECT FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of Select's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

SELECT FUND -- ADVISOR CLASS

[data from bar chart]

2003               24.48%
2002              -23.02%
2001              -18.45%
2000               -8.83%
1999               21.98%
1998               35.29%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Select                         22.21% (4Q 1998)             -15.49% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of Select's Advisor
Class shares. Because the fund's A, B and C Class shares did not have a full calendar year's worth of performance, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

------
3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR   5 YEARS    LIFE OF CLASS(1)
--------------------------------------------------------------------------------------------
Select
Return Before Taxes                                     24.48%   -2.77%     3.03%
Return After Taxes on Distributions                     24.48%   -3.58%     0.95%
Return After Taxes on Distributions
   and Sale of Fund Shares                              15.91%   -2.59%     1.79%
S&P 500 Index                                           28.68%   -0.57%     3.98%(2)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS AUGUST 8, 1997.

(2)  SINCE AUGUST 7, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
4

NEW OPPORTUNITIES II FUND

When the A, B or C Class of New Opportunities II has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns for the A, B and C Classes of the fund, including a comparison of these returns to a benchmark index

If the A, B or C Classes had existed during the periods presented, their performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities.
However, performance of the A, B and C Classes would have been lower because of their higher expense ratios.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of the fund's A, B and C Class shares will differ from the returns shown in the chart, depending on the expenses of those classes.

NEW OPPORTUNITIES II FUND-- INVESTOR CLASS

data from bar chart]

2003               47.88%
2002              -15.87%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 HIGHEST                     LOWEST
--------------------------------------------------------------------------------
New Opportunities II             21.51% (4Q 2003)            -17.80% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Because the fund's A, B and C Class shares did not have a full calendar year's worth of performance, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.

------
5

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003         1 YEAR     LIFE OF CLASS (1)
----------------------------------------------------------------------------------
New Opportunities II
Return Before Taxes                                   47.88%         9.16%
Return After Taxes on Distributions                   47.88%         9.16%
Return After Taxes on Distributions
  and Sale of Fund Shares                             31.12%         7.87%
Russell 2000 Growth Index                             48.54%        -1.35%(2)
  (reflects no deduction for fees, expenses or taxes)
S&P 500 Index                                         28.68%        -3.03%(2)
  (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------
(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS JUNE 1, 2001.

(2)  SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
6

CAPITAL GROWTH FUND

As a new fund, Capital Growth's performance history is not available as of the date of this prospectus. When a class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

------
7

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 A CLASS    B CLASS     C CLASS    ADVISOR CLASS
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                      5.75%      None        None       None
   Imposed on Purchases
   (as a percentage of offering price)
------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)             None (1)   5.00% (2)   1.00% (3)  None
   (as a percentage of the original offering
   price for B Class shares or the lower
   of the original offering price or redemption
   proceeds for A and C Class shares)
------------------------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE 18, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT   DISTRIBUTION AND           OTHER       TOTAL ANNUAL FUND
                        FEE          SERVICE (12B-1) FEES (1)   EXPENSES    OPERATING EXPENSES
----------------------------------------------------------------------------------------------
Select
    A Class             1.00%        0.25%                      0.00%(2)    1.25%
----------------------------------------------------------------------------------------------
    B Class             1.00%        1.00%                      0.00%(2)    2.00%
----------------------------------------------------------------------------------------------
    C Class             1.00%        1.00%                      0.00%(2)    2.00%
----------------------------------------------------------------------------------------------
    Advisor Class       0.75%        0.50% (3)                  0.00%(2)    1.25%
----------------------------------------------------------------------------------------------
New Opportunities II
    A Class             1.50%        0.25%                      0.00%(2)    1.75%
----------------------------------------------------------------------------------------------
    B Class             1.50%        1.00%                      0.00%(2)    2.50%
----------------------------------------------------------------------------------------------
    C Class             1.50%        1.00%                      0.00%(2)    2.50%
----------------------------------------------------------------------------------------------
Capital Growth
----------------------------------------------------------------------------------------------
    A Class             1.00%        0.25%                      0.00%(4)    1.25%
----------------------------------------------------------------------------------------------
    B Class             1.00%        1.00%                      0.00%(4)    2.00%
----------------------------------------------------------------------------------------------
    C Class             1.00%        1.00%                      0.00%(4)    2.00%
----------------------------------------------------------------------------------------------

(1)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
     BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR, AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION, SEE Service, Distribution and Administrative Fees,
     PAGE 28.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(3)  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR SHAREHOLDER SERVICES
     PROVIDED BY FINANCIAL INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE
     ADVISOR OUT OF THE UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS
     UNIFIED MANAGEMENT FEE FOR ADVISOR CLASS SHARES TO REFLECT THIS
     ARRANGEMENT, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES IS THE SAME
     FOR ALL CLASSES.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

------
8

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------
Select
    A Class            $695          $947      $1,219     $1,991
-------------------------------------------------------------------------
    B Class            $602          $923      $1,169     $2,115
-------------------------------------------------------------------------
    C Class            $202          $623      $1,069     $2,305
-------------------------------------------------------------------------
    Advisor Class      $127          $395        $683     $1,503
-------------------------------------------------------------------------
New Opportunities II
    A Class            $742        $1,091      $1,463     $2,503
-------------------------------------------------------------------------
    B Class            $651        $1,071      $1,417     $2,623
-------------------------------------------------------------------------
    C Class            $251          $771      $1,317     $2,803
-------------------------------------------------------------------------
   Capital Growth
    A Class            $695          $947      $1,219     $1,991
-------------------------------------------------------------------------
    B Class            $602          $923      $1,169     $2,115
-------------------------------------------------------------------------
    C Class            $202          $623      $1,069     $2,305
-------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                       1 YEAR     3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------
Select
    A Class            $695         $947       $1,219      $1,991
-------------------------------------------------------------------------
    B Class            $202         $623       $1,069      $2,115
-------------------------------------------------------------------------
    C Class            $202         $623       $1,069      $2,305
-------------------------------------------------------------------------
    Advisor Class      $127         $395         $683      $1,503
-------------------------------------------------------------------------
New Opportunities II
    A Class            $742       $1,091       $1,463      $2,503
-------------------------------------------------------------------------
    B Class            $251         $771       $1,317      $2,623
-------------------------------------------------------------------------
    C Class            $251         $771       $1,317      $2,803
-------------------------------------------------------------------------
Capital Growth
    A Class            $695         $947       $1,219      $1,991
-------------------------------------------------------------------------
    B Class            $202         $623       $1,069      $2,115
-------------------------------------------------------------------------
    C Class            $202         $623       $1,069      $2,305
-------------------------------------------------------------------------

------
9

OBJECTIVES, STRATEGIES AND RISKS

SELECT FUND

NEW OPPORTUNITIES II FUND

CAPITAL GROWTH FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The Select and Capital Growth fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American Century. The New Opportunities II fund managers look for stocks of smaller-sized companies they believe will increase in value over time, also using American Century's growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain ACCELERATING GROWTH and sell the stocks of companies whose growth begins to slow down.

          [GRAPHIC OF TRIANGLE]

          ACCELERATING GROWTH IS SHOWN, FOR EXAMPLE, BY GROWTH THAT EXHIBITS A
          HIGHER POSITIVE RATE OF CHANGE THIS QUARTER THAN LAST OR THIS YEAR
          THAN THE YEAR BEFORE.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

------
10

If the companies in which New Opportunities II invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The New Opportunities II fund managers will usually purchase common stocks of
U.S. and foreign companies that are small at the time of purchase, but they can purchase other types of securities as well. When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The Select and Capital Growth fund managers usually purchase common stocks, but they can purchase other securities as well. Each fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. Each fund generally limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Select and Capital Growth generally invest in larger companies, although they may purchase companies of any size.

New Opportunities II generally invests in smaller-sized companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities II generally invests in smaller companies than
American Century's similarly managed growth equity funds (such as Growth, Ultra,
Select and Capital Growth), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies.
In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

------
11

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies.  Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

New Opportunities II's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

------
12

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares. The A, B and C Classes of Capital Growth had no assets as of the most recent fiscal year end, but each such class of Capital Growth will pay the advisor a unified management fee of 1.00%. The amount of the management fee is calculated daily and paid in monthly arrears.

Out of that fee, the advisor pays all expenses of managing and operating each fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED OCTOBER 31, 2003           A CLASS   B CLASS   C CLASS   ADVISOR CLASS
-----------------------------------------------------------------------------------------------
Select                                              1.00%     1.00%     1.00%     0.75%
-----------------------------------------------------------------------------------------------
New Opportunities II                                1.50%     1.50%     1.50%     N/A(1)
-----------------------------------------------------------------------------------------------

(1)  NEW OPPORTUNITIES II DOES NOT OFFER THE ADVISOR CLASS.

------
13

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

New Opportunities II

HAROLD S. BRADLEY

Mr. Bradley, Chief Investment Officer-U.S. Growth Equity for small cap, mid cap and sector portfolios, has been a member of the team that manages New
Opportunities II since June 2003. He joined American Century in 1988 and has managed the global equity, futures, and foreign exchange trading activities.
Since joining American Century, he has been a portfolio manager for other growth funds and has supervised research and development efforts. He has a bachelor of arts from Marquette University.

JOHN D. SEITZER

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He joined American
Century in June 1993 as an Investment Analyst and was promoted to Portfolio
Manager in July 1996. He has a bachelor's degree in accounting and finance from
Kansas State University and an MBA in finance from Indiana University. He is a
CFA charterholder and a Certified Public Accountant.

Select

JOHN R. SYKORA

Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Select since September 2002. He joined American Century in
May 1994 as an Investment Analyst and was promoted to Portfolio Manager in
November 1997. He has a bachelor's degree in accounting and finance from
Creighton University and an MBA in finance from Michigan State University. He is a CFA charterholder.

KEITH LEE

Mr. Lee, Portfolio Manager, has been a member of the team since October 2001 and was promoted to Portfolio Manager in July 2003. He was an International
Investment Analyst for American Century from July 1998 to July 2000 and was a telecommunications analyst for Galleon Management from July 2000 to September
2001. He has a bachelor's of science in industrial engineering from Columbia
University. He is a CFA charterholder.

Capital Growth

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception. He joined American Century in September
1997 as an Investment Analyst. He was promoted to Portfolio Manager for the
Growth team in May 1998. He has a bachelor's degree in economics from Rice
University and an M.A. in economics from the University of Wisconsin. He is a
CFA charterholder.

------
14

E. A. PRESCOTT LEGARD

Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team since the fund's inception. Before joining American Century in March 1999, he was an Analyst for USAA Investment Management from March 1998 to March 1999. He has a bachelor's degree in economics from DePauw University. He is a CFA charterholder.

TIM REYNOLDS

Mr. Reynolds, Vice President and Portfolio Manager, has been a member of the team since the fund's inception. He joined American Century in November 1999 as an Investment Analyst. He was promoted to Portfolio Manager in August 2001.
Prior to joining American Century, he was a Senior Analyst at USAA from May 1997 to November 1999. He has a bachelor of business administration-finance from
Texas A&M University and a master's degree in finance from Texas Tech
University. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

------
15

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Select offers the A, B, C and Advisor Classes through this prospectus; and New
Opportunities II and Capital Growth offer the A, B and C Classes. Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                 B CLASS
--------------------------------------------------------------------------------
Initial sales charge (1)                No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC (2)                   Contingent deferred sales charge on
                                        redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                      12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                   Convert to A Class shares eight
                                        years after purchase
--------------------------------------------------------------------------------
Generally more appropriate              Aggregate purchases limited to amounts
for long-term investors                 less than $100,000
--------------------------------------------------------------------------------

C CLASS                                 ADVISOR CLASS
--------------------------------------------------------------------------------
No initial sales charge                 No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on     No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                      12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                   No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts  Generally offered through
less than $1,000,000; generally more    qualified retirement plans and
appropriate for short-term investors    other fee-based arrangements
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR MORE
     THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

------
16

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amount for Select and Capital
Growth is $2,000 for a Coverdell Education Savings Account (CESA), and $2,500
for all other accounts. For New Opportunities II, the minimum initial investment amount is $10,000 for all accounts. To establish a traditional or Roth IRA in
New Opportunities II, you must exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum. Aggregate purchases are limited to amounts less than
$100,000 for B Class shares and amounts less than $1,000,000 for C Class shares.

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                            SALES CHARGE     SALES CHARGE          AMOUNT PAID TO
                            AS A % OF        AS A % OF             FINANCIAL ADVISOR
PURCHASE AMOUNT             OFFERING PRICE   NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
-------------------------------------------------------------------------------------------
Less than $50,000           5.75%            6.10%                 5.00%
-------------------------------------------------------------------------------------------
$50,000 - $99,999           4.75%            4.99%                 4.00%
-------------------------------------------------------------------------------------------
$100,000 - $249,999         3.75%            3.90%                 3.25%
-------------------------------------------------------------------------------------------
$250,000 - $499,999         2.50%            2.56%                 2.00%
-------------------------------------------------------------------------------------------
$500,000 - $999,999         2.00%            2.04%                 1.75%
-------------------------------------------------------------------------------------------
$1,000,000 - $3,999,999     0.00%            0.00%                 1.00% (1)
-------------------------------------------------------------------------------------------
$4,000,000 - $9,999,999     0.00%            0.00%                 0.50% (1)
-------------------------------------------------------------------------------------------
$10,000,000 or more         0.00%            0.00%                 0.25% (1)
-------------------------------------------------------------------------------------------

(1) FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO UPFRONT
    AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide such information to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts
*  Solely controlled business accounts
*  Single-participant retirement plans
*  Endowments or foundations established and controlled by you or an immediate family member

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17

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases.  A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  present or former officers, directors and employees (and their families) of
   American Century

*  qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge.  However, if you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC).  There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                   CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                            5.00%
--------------------------------------------------------------------------------
2nd year                            4.00%
--------------------------------------------------------------------------------
3rd year                            3.00%
--------------------------------------------------------------------------------
4th year                            3.00%
--------------------------------------------------------------------------------
5th year                            2.00%
--------------------------------------------------------------------------------
6th year                            1.00%
--------------------------------------------------------------------------------
After 6th year                      None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

------
18

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next.  For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   * 12% of the lesser of the original purchase cost or current market value for
     A Class shares

   * 12% of the original purchase cost for B Class shares

   * 12% of the lesser of the original purchase cost or current market value for
     C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class and C
   Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

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19

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*   minimum investment requirements

*   exchange policies

*   fund choices

*   cutoff time for investments

*   trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

The funds have authorized certain FINANCIAL INTERMEDIARIES to accept orders on the funds' behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

          [GRAPHIC OF TRIANGLE]

          FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of a fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

------
20

ABUSIVE TRADING PRACTICES

We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds.
These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition,
American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

------
21

REDEMPTIONS

If you sell your B and C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

          [GRAPHIC OF TRIANGLE]

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

------
22

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

------
23

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed
(including certain U.S. holidays), we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money market fund is not readily available, the advisor may determine its fair value in accordance with procedures adopted by the fund's board.
Circumstances that may cause the advisor to determine the fair value of a security held by the fund include, but are not limited to:

*  for funds investing in foreign securities, an event occurs after the close of the foreign exchange on which a portfolio security principally trades, but before the close of the Exchange, that is likely to have changed the value of the security

*  a debt security has been declared in default

*  trading in a security has been halted during the trading day

*  the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value determination would materially impact the fund's net asset value. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by a fund's board.

Trading of securities in foreign markets may not take place every day the
Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

          [GRAPHIC OF TRIANGLE]

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
          REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE, PROVIDING
          THE FUND NAME AND ACCOUNT NUMBER, THE AMOUNT OF THE TRANSACTION AND
          ALL REQUIRED SIGNATURES.

------
24

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

          [GRAPHIC OF TRIANGLE]

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
25

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

          [GRAPHIC OF TRIANGLE]

          QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary Income      Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                   15%
--------------------------------------------------------------------------------

------
26

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
27

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds through financial intermediaries:

*  Select -- Investor Class, Institutional Class, Advisor Class, A Class, B
   Class and C Class

*  New Opportunities II -- Investor Class, Institutional Class, A Class, B Class
   and C Class

*  Capital Growth -- A Class, B Class and C Class

The shares offered by this Prospectus are A, B, C and (for Select only) Advisor
Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for Advisor Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available.
Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its Plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of
Additional Information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
28

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less if the share class is not five years old. Because the
A, B and C Class shares of Capital Growth are new, financial information is not available for these classes as of the date of this prospectus.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

------
29

SELECT FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31
-----------------------------------------------------------------------------------------
                                        2003      2002        2001       2000      1999
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $28.66    $34.68      $52.01     $53.19    $49.44
-----------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(1)               (0.07)    (0.02)      (0.04)     (0.21)    (0.13)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                4.90     (6.00)     (14.50)      4.13     13.71
-----------------------------------------------------------------------------------------
  Total From Investment Operations      4.83     (6.02)     (14.54)      3.92     13.58
-----------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income            --(2)      --          --         --      (0.04)
-------------------------------------
  From Net Realized Gains               --        --         (2.79)     (5.10)    (9.79)
-----------------------------------------------------------------------------------------
  Total Distributions                   --(2)      --        (2.79)     (5.10)    (9.83)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period        $33.49    $28.66      $34.68     $52.01    $53.19
=========================================================================================
  TOTAL RETURN(3)                      16.86%   (17.36)%    (29.18)%     7.54%    30.87%

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.25%     1.25%       1.25%      1.25%     1.25%
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.22)%   (0.04)%     (0.10)%    (0.36)%   (0.22)%
-------------------------------------
Portfolio Turnover Rate                  84%      168%         98%        67%      130%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $29,152   $20,432      $23,389    $22,239   $8,369
-----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  PER-SHARE AMOUNT IS LESS THAN $0.005.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
30

SELECT FUND
A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
 Net Investment Loss(2)                                                (0.14)
--------------------------------------------------------------------
 Net Realized and Unrealized Gain                                       6.11
--------------------------------------------------------------------------------
 Total From Investment Operations                                       5.97
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $33.72
================================================================================
 TOTAL RETURN(3)                                                       21.51%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                                 1.25%(4)
--------------------------------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                                               (0.56)%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                 84%(5)
--------------------------------------------------------------------
Net Assets, End of Period
(in thousands)                                                         $10,305
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
31

NEW OPPORTUNITIES II FUND
A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
 Net Investment Loss(2)                                                 (0.05)
--------------------------------------------------------------------
 Net Realized and Unrealized Gain                                        1.64
--------------------------------------------------------------------------------
 Total From Investment Operations                                        1.59
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $5.74
================================================================================
 TOTAL RETURN(3)                                                        38.31%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.75%(4)
--------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (1.47)%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                 236%(5)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $891
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
32

SELECT FUND
B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
 Net Investment Loss(2)                                                 (0.31)
--------------------------------------------------------------------
 Net Realized and Unrealized Gain                                        6.09
--------------------------------------------------------------------------------
 Total From Investment Operations                                        5.78
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $33.53
================================================================================
 TOTAL RETURN(3)                                                        20.83%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      2.00%(4)
--------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (1.28)%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                  84%(5)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $1,032
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
33

NEW OPPORTUNITIES II FUND
B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
 Net Investment Loss(2)                                                 (0.08)
--------------------------------------------------------------------
 Net Realized and Unrealized Gain                                        1.64
--------------------------------------------------------------------------------
 Total From Investment Operations                                        1.56
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $5.71
================================================================================
 TOTAL RETURN(3)                                                        37.59%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      2.50%(4)
--------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (2.20)%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                 236%(5)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $215
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
34

SELECT FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
 Net Investment Loss(2)                                                 (0.31)
--------------------------------------------------------------------
 Net Realized and Unrealized Gain                                        6.12
--------------------------------------------------------------------------------
 Total From Investment Operations                                        5.81
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $33.56
================================================================================
 TOTAL RETURN(3)                                                        20.94%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      2.00%(4)
--------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (1.28)%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                  84%(5)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $1,136
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
35

NEW OPPORTUNITIES II FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
 Net Investment Loss(2)                                                 (0.07)
--------------------------------------------------------------------
 Net Realized and Unrealized Gain                                        1.65
--------------------------------------------------------------------------------
 Total From Investment Operations                                        1.58
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $5.73
================================================================================
 TOTAL RETURN(3)                                                        38.07%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      2.22%(4)
--------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)(5)                                             2.50%(4)
--------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (1.97)%(4)
--------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets
(Before Expense Waiver)(5)                                           (2.25)%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                 236%(6)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $34
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  DURING A PORTION OF THE PERIOD ENDED OCTOBER 31, 2003, THE DISTRIBUTOR
     AGREED TO VOLUNTARILY WAIVE THE DISTRIBUTION AND SERVICE FEES.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED
     WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room, Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE         FUND CODE     TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------
Select
     A Class           121           AASLX         Select
--------------------------------------------------------------------------
     B Class           302           ABSLX         Select
--------------------------------------------------------------------------
     C Class           412           ACSLX         Select
--------------------------------------------------------------------------
     Advisor Class     721           TWCAX         Select
--------------------------------------------------------------------------
New Opportunities II
     A Class           106           ANOAX         N/A
--------------------------------------------------------------------------
     B Class           306           ANOBX         N/A
--------------------------------------------------------------------------
     C Class           436           ANOCX         N/A
--------------------------------------------------------------------------
Capital Growth
     A Class           N/A           N/A           N/A
--------------------------------------------------------------------------
     B Class           N/A           N/A           N/A
--------------------------------------------------------------------------
     C Class           N/A           N/A           N/A
--------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
   P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0402
SH-PRS-36481

American Century
Investments
statement of
additional information

FEBRUARY 27, 2004

American Century Mutual Funds, Inc.

Growth Fund
Ultra(reg.tm) Fund
Select Fund
Vista(sm) Fund
Heritage Fund
Balanced Fund
Capital Value Fund
Giftrust(reg.tm) Fund
New Opportunities Fund
New Opportunities II Fund
Veedot(reg.tm) Fund
Capital Growth Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED FEBRUARY 27, 2004, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo]

The Funds' History.......................................................   2

Fund Investment Guidelines...............................................   3

     Growth, Ultra, Select, Vista, Heritage, Giftrust,
     New Opportunities, New Opportunities II, Veedot

     Growth, Ultra, Select, Vista, Heritage, Capital Value,
     Giftrust, New Opportunities, New Opportunities II, Veedot,

1

THE FUNDS' HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On June 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                           TICKER SYMBOL          INCEPTION DATE
------------------------------------------------------------------------------
Growth
   Investor Class              TWCGX                  10/31/1958
------------------------------------------------------------------------------
   Institutional Class         TWGIX                  06/16/1997
------------------------------------------------------------------------------
   C Class                     TWGCX                  11/28/2001
------------------------------------------------------------------------------
   R Class                     AGWRX                  08/29/2003
------------------------------------------------------------------------------
   Advisor Class               TCRAX                  06/04/1997
------------------------------------------------------------------------------
Ultra
   Investor Class              TWCUX                  11/02/1981
------------------------------------------------------------------------------
   Institutional Class         TWUIX                  11/14/1996
------------------------------------------------------------------------------
   C Class                     TWCCX                  10/29/2001
------------------------------------------------------------------------------
   R Class                     AULRX                  08/29/2003
------------------------------------------------------------------------------
   Advisor Class               TWUAX                  10/02/1996
------------------------------------------------------------------------------
Select
   Investor Class              TWCIX                  10/31/1958
------------------------------------------------------------------------------
   Institutional Class         TWSIX                  03/13/1997
------------------------------------------------------------------------------
   A Class                     AASLX                  01/31/2003
------------------------------------------------------------------------------
   B Class                     ABSLX                  01/31/2003
------------------------------------------------------------------------------
   C Class                     ACSLX                  01/31/2003
------------------------------------------------------------------------------
   Advisor Class               TWCAX                  08/08/1997
------------------------------------------------------------------------------
Vista
   Investor Class              TWCVX                  11/25/1983
------------------------------------------------------------------------------
   Institutional Class         TWVIX                  11/14/1996
------------------------------------------------------------------------------
   C Class                     TWVCX                  07/18/2001
------------------------------------------------------------------------------
   Advisor Class               TWVAX                  10/02/1996
------------------------------------------------------------------------------
Heritage
   Investor Class              TWHIX                  11/10/1987
------------------------------------------------------------------------------
   Institutional Class         ATHIX                  06/16/1997
------------------------------------------------------------------------------
   C Class                     AHGCX                  06/26/2001
------------------------------------------------------------------------------
   Advisor Class               ATHAX                  07/11/1997
------------------------------------------------------------------------------
Balanced
   Investor Class              TWBIX                  10/20/1988
------------------------------------------------------------------------------
   Institutional Class         ABINX                  05/01/2000
------------------------------------------------------------------------------
   Advisor Class               TWBAX                  01/06/1997
------------------------------------------------------------------------------
Capital Value
   Investor Class              ACTIX                  03/31/1999
------------------------------------------------------------------------------
   Institutional Class         ACPIX                  03/01/2002
------------------------------------------------------------------------------
   Advisor Class               N/A                    05/14/2003
------------------------------------------------------------------------------
Giftrust
   Investor Class              TWGTX                  11/25/1983
------------------------------------------------------------------------------

2

FUND                           TICKER SYMBOL          INCEPTION DATE
------------------------------------------------------------------------------
New Opportunities
   Investor Class              TWNOX                  12/26/1996
------------------------------------------------------------------------------
New Opportunities II
   Investor Class              ANOIX                  06/01/2001
------------------------------------------------------------------------------
   Institutional Class         N/A                    N/A
------------------------------------------------------------------------------
   A Class                     ANOAX                  01/31/2003
------------------------------------------------------------------------------
   B Class                     ANOBX                  01/31/2003
------------------------------------------------------------------------------
   C Class                     ANOCX                  01/31/2003
------------------------------------------------------------------------------
Veedot
   Investor Class              AMVIX                  11/30/1999
------------------------------------------------------------------------------
   Institutional Class         AVDIX                  08/01/2000
------------------------------------------------------------------------------
   Advisor Class               N/A                    N/A
------------------------------------------------------------------------------
   Capital Growth
   A Class                     ACCGX                  02/27/2004
------------------------------------------------------------------------------
   B Class                     ACGBX                  02/27/2004
------------------------------------------------------------------------------
   C Class                     ACPGX                 02/27/2004
------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing each fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and
Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, other than Veedot, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot is nondiversified. Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST, NEW OPPORTUNITIES, NEW
OPPORTUNITIES II, VEEDOT AND CAPITAL GROWTH

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and

3

foreign common stocks, convertible debt securities and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 5, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. With regard to
Veedot, the fund managers intend to keep the fund fully invested so long as the methodology identifies sufficient accelerating securities whose share price patterns suggest their stock prices are likely to increase in value. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES, page 8, SHORT-TERM  SECURITIES, page 12 and FUTURES AND OPTIONS, page 12.

BALANCED

In general, within the restrictions outlined here and in the fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund's portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
FUND INVESTMENT GUIDELINES. The fund managers also may purchase foreign securities, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and similar securities, and short-term securities. See Table 1, page 5.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-to-10-year range. The managers will actively manage the portfolio, adjusting the portfolio's weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, on
page 75.

4

CAPITAL VALUE

The fund managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund managers will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. See Table 1, below.

TABLE 1
--------------------------------------------------------------------------------

AN "X" IN THE TABLE BELOW INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                           GROWTH                       NEW
                            ULTRA                OPPORTUNITIES II
                           SELECT         VISTA         NEW                             CAPITAL
                       CAPITAL GROWTH   HERITAGE   OPPORTUNITIES   GIFTRUST   BALANCED   VALUE    VEEDOT
---------------------------------------------------------------------------------------------------------
Foreign Securities            X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
Convertible Debt
    Securities                X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
Short Sales                   X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
Portfolio Lending          33-1/3%       33-1/3%      33-1/3%       33-1/3%    33-1/3%  33-1/3%   33-1/3%
---------------------------------------------------------------------------------------------------------
Derivative Securities         X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
Investments in Companies
    with Limited
    Operating Histories      5%            10%          10%           10%        5%        X        10%
---------------------------------------------------------------------------------------------------------
Other  Investment
    Companies                10%           10%          10%           10%        10%      10%       10%
---------------------------------------------------------------------------------------------------------
Repurchase Agreements         X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
When-Issued and
    Forward Commitment
    Agreements                X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
Restricted and
Illiquid Securities          15%           15%          15%           15%        15%      15%       15%
---------------------------------------------------------------------------------------------------------
Short-Term Securities         X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
Futures & Options             X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
Forward Currency
    Exchange Contracts        X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
Equity Equivalents            X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
   Fixed-Income Securities
---------------------------------------------------------------------------------------------------------
    Debt Securities           X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
     Municipal Notes                                                              X        X
---------------------------------------------------------------------------------------------------------
    Municipal Bonds                                                               X        X
---------------------------------------------------------------------------------------------------------
    Variable- and
     Floating-Rate
     Obligations                                                                  X        X
---------------------------------------------------------------------------------------------------------
    Obligations with Term
     Puts Attached                                                                X        X
---------------------------------------------------------------------------------------------------------
    Tender Option Bonds                                                                    X
---------------------------------------------------------------------------------------------------------
    Zero-Coupon and
    Step-Coupon Securities                                                        X
---------------------------------------------------------------------------------------------------------
     Inverse Floaters                                                             X        X
---------------------------------------------------------------------------------------------------------
    U.S. Government
    Securities                X             X            X             X          X        X         X
---------------------------------------------------------------------------------------------------------
    Mortgage-Backed
    Securities                                                                    X
---------------------------------------------------------------------------------------------------------
    Asset-Backed Securities                                                       X
---------------------------------------------------------------------------------------------------------

5

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 5.

Foreign Securities

Each fund may invest an unlimited portion of its total assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S.
or foreign securities markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The funds may purchase foreign securities of issuers whose principal business activities are located in developed and emerging market countries. The funds consider developed countries to include Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

6

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. Each fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

7

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

8

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements

9

only with counterparties that meet certain standards of creditworthiness.
Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

10

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

11

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
*  Commercial Paper
*  Certificates of Deposit and Euro Dollar Certificates of Deposit
*  Bankers' Acceptances
*  Short-term notes, bonds, debentures or other debt instruments
*  Repurchase agreements
*  Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;
*  5% of the fund's total assets with respect to any one investment company; and
*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

12

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500
Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.
Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides

13

a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so.
In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

14

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1) When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so;

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged.
To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

15

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Debt Securities

Each of the funds may invest in debt securities when the fund managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
& Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

16

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Balanced and Capital Value may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

17

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, Capital Value  may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

Zero-Coupon and Step-Coupon Securities

Balanced may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

Inverse Floaters

Balanced and Capital Value may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

18

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit of the U.S.
government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

19

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Mortgage-Backed Securities

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans),

20

as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by

21

first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A
Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

22

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond, support or non-PAC bond -- that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal.  Rating agencies  rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

Adjustable-Rate Mortgage Loans (ARMs)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

23

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

24

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms.  Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

25

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT          POLICY
-------------------------------------------------------------------------------
Senior           A fund may not issue senior securities, except as permitted
Securities       under the Investment Company Act.
-------------------------------------------------------------------------------
Borrowing        A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
-------------------------------------------------------------------------------
Lending          A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective,
                 policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
-------------------------------------------------------------------------------
Real Estate      A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
-------------------------------------------------------------------------------
Concentration    A fund (except Veedot) may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
-------------------------------------------------------------------------------
Underwriting     A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                 1933 in the disposition of restricted securities.
-------------------------------------------------------------------------------
Commodities      A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                 instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                 contracts or from investing in securities or other instruments backed by physical commodities.
-------------------------------------------------------------------------------
Control          A fund may not invest for purposes of exercising control over management.
-------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

26

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT           POLICY
--------------------------------------------------------------------------------
Leveraging        A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
                  securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or
                  contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and       A fund may enter into futures contracts and write and buy
Options           put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it
                  invested.
--------------------------------------------------------------------------------
Issuers with      A fund may invest a portion of its assets in the securities
Limited           of issuers with limited operating histories. An issuer is
Operating         considered to have a limited operating history if that issuer
Histories         has a record of less than three years of continuous operation.
                  Periods of capital formation, incubation, consolidations,
                  and research and development may be considered in determining whether a particular issuer has a record of three years
                  of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights table in that fund's Prospectus.

27

Capital Value Fund

The fund managers of Capital Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders.
However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

Balanced Fund

The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, the portfolio turnover rate for the
Balanced Fund is not expected to exceed 150%.

Other Funds

With respect to each other fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Select, the higher portfolio turnover rate in 2002 was the result of repositioning the portfolio to take advantage of investment opportunities, as well as changes to the fund's portfolio management team during the year.

28

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75; the remaining independent directors may waive this requirement on a case-by-case basis. Those listed as interested directors are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned subsidiaries, including the funds'
investment adviser, American Century Investment Management, Inc. (ACIM); the
funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and appointed or re-appointed on an annual basis. The officers serve in similar capacities for the other 12 registered investment companies advised by ACIM.

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                           POSITION(S)  LENGTH                                 COMPLEX    OTHER
                           HELD         OF TIME                                OVERSEEN   DIRECTORSHIPS
                           WITH         SERVED   PRINCIPAL OCCUPATION(S)       BY         HELD BY
NAME, ADDRESS (AGE)        FUND         (YEARS)  DURING PAST 5 YEARS           DIRECTOR   DIRECTOR
-------------------------------------------------------------------------------------------------------
Interested Directors
-------------------------------------------------------------------------------------------------------
James E. Stowers, Jr. (1)  Director,    45       Chairman, Director and        40         None
4500 Main Street           Chairman              controlling shareholder, ACC
Kansas City, MO 64111      of the                Chairman, ACSC and
(80)                       Board                 other ACC subsidiaries
                                                 Director, ACIM, ACSC and
                                                 other ACC subsidiaries
-------------------------------------------------------------------------------------------------------
James E. Stowers III (1)   Director,    13       Co-Chairman, ACC              40         None
4500 Main Street           Chairman              (September 2000 to present)
Kansas City, MO 64111      of the                Chief Executive Officer, ACC
(45)                       Board                 (June 1996 to September 2000)
                                                 Director, ACC, ACIM, ACSC
                                                 and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------
Independent Directors
-------------------------------------------------------------------------------------------------------
Thomas A. Brown            Director     23       Strategic Account             40         None
4500 Main Street                                 Implementation Manager,
Kansas City, MO 64111                            APPLIED INDUSTRIAL
(63)                                             TECHNOLOGIES, INC.,
                                                 a corporation engaged in
                                                 the sale of bearings and
                                                 power transmission products
-------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D.    Director     2        Retired, formerly a           40         None
4500 Main Street           Emeritus (2)          general surgeon
Kansas City, MO 64111
(71)
-------------------------------------------------------------------------------------------------------

(1) JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

(2) DR. ROBERT DOERING RESIGNED AS A FULL-TIME DIRECTOR, EFFECTIVE NOVEMBER 5,
    2001, AFTER SERVING IN SUCH CAPACITY FOR 33 YEARS. DR. DOERING CONTINUES TO
    SERVE THE BOARD IN AN ADVISORY CAPACITY. HIS POSITION AS DIRECTOR EMERITUS
    IS AN ADVISORY POSITION AND INVOLVES ATTENDANCE AT ONE BOARD MEETING PER
    YEAR TO REVIEW PRIOR YEAR-END RESULTS FOR THE FUNDS. HE RECEIVES ALL REGULAR
    BOARD COMMUNICATIONS, INCLUDING MONTHLY MAILINGS, INDUSTRY NEWSLETTERS,
    EMAIL COMMUNICATIONS, AND COMPANY INFORMATION, BUT NOT QUARTERLY BOARD AND
    COMMITTEE MATERIALS RELATING TO MEETINGS THAT HE DOES NOT ATTEND. DR.
    DOERING IS NOT A DIRECTOR OR A MEMBER OF THE BOARD, AND HAS NO VOTING POWER
    RELATING TO FUND OPERATIONS. HE IS NOT AN INTERESTED PERSON OF THE FUNDS OR
    ACIM. HE RECEIVES AN ANNUAL STIPEND OF $2,500 FOR HIS SERVICES.

29

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                        POSITION(S)  LENGTH                                    COMPLEX     OTHER
                        HELD         OF TIME                                   OVERSEEN    DIRECTORSHIPS
                        WITH         SERVED   PRINCIPAL OCCUPATION(S)          BY          HELD BY
NAME, ADDRESS (AGE)     FUND         (YEARS)  DURING PAST 5 YEARS              DIRECTOR    DIRECTOR
-------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.   Director     6        Senior Vice President,           40          Director, MIDWEST
4500 Main Street                              MIDWEST RESEARCH INSTITUTE                   RESEARCH INSTITUTE
Kansas City, MO 64111
(59)
-------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock         Director     7        Retired, formerly Chairman,      40          Director, ALLIED
4500 Main Street                              PUBLIC SERVICE COMPANY                       MOTION
Kansas City, MO 64111                         OF COLORADO                                  TECHNOLOGIES, INC.
(69)                                                                                       and J.D.
                                                                                           EDWARDS & COMPANY
-------------------------------------------------------------------------------------------------------------
Donald H. Pratt         Director,    8        Chairman,                        40          Director, BUTLER
4500 Main Street        Vice                  WESTERN INVESTMENTS, INC.                    MANUFACTURING
Kansas City, MO 64111   Chairman              Retired Chairman of the Board,               COMPANY
(66)                    of the                BUTLER MANUFACTURING COMPANY                 Director,
                        Board                                                              ATLAS-COPCO,
                                                                                           NORTH AMERICA INC.
-------------------------------------------------------------------------------------------------------------
Gale E. Sayers          Director     3        President, Chief Executive       40          None
4500 Main Street                              Officer and Founder,
Kansas City, MO 64111                         SAYERS COMPUTER SOURCE
(60)
-------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord  Director     9        Senior Vice President, Chief     40          Director, DST
4500 Main Street                              Integration Officer                          SYSTEMS, INC.
Kansas City, MO 64111                         SPRINT CORPORATION
(58)                                          (September 2003 to present)
                                              Senior Vice President-
                                              Financial Services
                                              SPRINT CORPORATION (January 2003
                                              to September 2003)
                                              Senior Vice President-Finance,
                                              Global Markets Group
                                              SPRINT CORPORATION
                                              (November 1998 to January 2003)
-------------------------------------------------------------------------------------------------------------
Timothy S. Webster      Director     2        President and Chief              40          None
4500 Main Street                              Executive Officer,
Kansas City, MO 64111                         AMERICAN ITALIAN PASTA
(42)                                          COMPANY
-------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------
William M. Lyons        President    3        Chief Executive Officer, ACC     Not         Not
4500 Main St.                                 and other ACC subsidiaries       applicable  applicable
Kansas City, MO 64111                         (September 2000 to present)
(48)                                          President, ACIS
                                              (July 2003 to present)
                                              President, ACC
                                              (June 1997 to present)
                                              President, ACIM
                                              (September 2002 to present)
                                              Chief Operating Officer, ACC
                                              (June 1996 to September 2000)
                                              Also serves as: Executive Vice
                                              President, ACSC
                                              and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------

30

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                        POSITION(S)     LENGTH                                    COMPLEX      OTHER
                        HELD            OF TIME                                   OVERSEEN     DIRECTORSHIPS
                        WITH            SERVED   PRINCIPAL OCCUPATION(S)          BY           HELD BY
NAME, ADDRESS (AGE)     FUND            (YEARS)  DURING PAST 5 YEARS              DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive       8        Chief Administrative Officer,    Not          Not
4500 Main St.           Vice                     ACC (August 1997 to present)     applicable   applicable
Kansas City, MO 64111   President                Chief Financial Officer, ACC
(58)                                             (May 1995 to present)
                                                 President, ACSC
                                                 (January 1999 to present)
                                                 Executive Vice President,
                                                 ACC (May 1995 to present)
                                                 Also serves as: Executive
                                                 Vice President and Chief
                                                 Financial Officer, ACIM, ACIS
                                                 and other ACC subsidiaries
                                                 and Treasurer, ACIM
------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA    Senior          3        Senior Vice President (April     Not          Not
4500 Main St.           Vice                     1998 to present) and             applicable   applicable
Kansas City, MO 64111   President,               Assistant Treasurer (September
(48)                    Treasurer                1985 to present), ACSC
                        and Chief
                        Accounting
                        Officer
------------------------------------------------------------------------------------------------------------
David C. Tucker         Senior          3        Senior Vice President, ACIM,     Not          Not
4500 Main St.           Vice                     ACIS, ACSC and other ACC         applicable   applicable
Kansas City, MO 64111   President                subsidiaries
(45)                    and                      (June 1998 to present)
                        General                  General Counsel, ACC, ACIM,
                        Counsel                  ACIS, ACSC and other
                                                 ACC subsidiaries
                                                 (June 1998 to present)
------------------------------------------------------------------------------------------------------------
Robert Leach            Controller      6        Vice President, ACSC             Not          Not
4500 Main St.                                    (February 2000 to present)       applicable   applicable
Kansas City, MO 64111                            Controller-Fund Accounting,
(37)                                             ACSC (June 1997 to present)
------------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer     6        Vice President, Corporate Tax,   Not          Not
4500 Main St.                                    ACSC (April 1998 to present)     applicable   applicable
Kansas City, MO 64111                            Vice President, ACIM, ACIS and
(36)                                             other ACC subsidiaries
                                                 (April 1999 to present)
                                                 President, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (January 2000 to December 2000)
                                                 Treasurer, AMERICAN CENTURY
                                                 EMPLOYEE BENEFIT SERVICES, INC.
                                                 (January 2000 to December 2000)
                                                 Treasurer, AMERICAN CENTURY
                                                 VENTURES, INC.
                                                 (December 1999 to January 2001)
------------------------------------------------------------------------------------------------------------

31

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACSC (the Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003 was approximately $2.42 billion.

Ms. Strandjord is a director of DST and a holder of 26,491 shares and possesses options to acquire an additional 55, 890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.  In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

32

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, or annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);
*  Management of brokerage commission and trading costs (equity funds only);
*  Shareholder services provided;
*  Compliance with investment restrictions; and
*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

33

                                                                                                NUMBER OF
                                                                                                MEETINGS HELD
                                                                                                DURING LAST
COMMITTEE         MEMBERS                  FUNCTION                                             FISCAL YEAR
-------------------------------------------------------------------------------------------------------------
Executive         James E. Stowers, Jr.    The Executive Committee performs the functions       0
                  James E. Stowers III     of the Board of Directors between board meetings,
                  Donald H. Pratt          subject to the limitations on its power set out in
                                           the Maryland General Corporation Law, and except
                                           for matters required by the Investment Company
                                           Act to be acted upon by the whole board.
-------------------------------------------------------------------------------------------------------------
   Compliance        Andrea C. Hall, PhD      The Compliance and Shareholder Communications        4
and Shareholder   Thomas A. Brown          Committee reviews the results of the funds'
Communications    Gale E. Sayers           compliance testing program, reviews quarterly
                                           reports from the Communications advisor
                                           to the board regarding various compliance matters
                                           and monitors the implementation of the funds'
                                           Code of Ethics, including any violations.
-------------------------------------------------------------------------------------------------------------
Audit             D.D. (Del) Hock          The Audit Committee recommends the engagement        4
                  Donald H. Pratt          of the funds' independent auditors and oversees its
                  M. Jeannine Strandjord   activities. The Committee receives reports from the
                  Timothy S. Webster       advisor's Internal Audit Department, which is
                                           accountable to the Committee. The Committee also
                                           receives reporting about compliance matters
                                           affecting the funds.
-------------------------------------------------------------------------------------------------------------
Governance        Donald H. Pratt          The Board Governance Committee primarily considers   0
                  M. Jeannine Strandjord   and recommends individuals for nomination as
                  Thomas A. Brown          directors. The names of potential director
                                           candidates are drawn from a number of sources,
                                           including recommendations from members of the
                                           board, management and shareholders. This committee
                                           also reviews and makes recommendations to the board
                                           with respect to the composition of board committees
                                           and other board-related matters, including its
                                           organization, size, composition, responsibilities,
                                           functions and compensation. The Governance
                                           Committee does not currently have a policy
                                           regarding whether it will consider nominees
                                           recommended by shareholders.
-------------------------------------------------------------------------------------------------------------
Fund Performance  Donald H. Pratt          The Fund Performance Review Committee                0
                  Thomas A. Brown          reviews quarterly the investment activities and
                  Andrea C. Hall, Ph.D.    strategies used to manage fund assets. The
                  D.D. (Del) Hock          committee regularly receives reports from
                  Gale E. Sayers           portfolio managers and other investment
                  M. Jeannine Strandjord   personnel concerning the funds' investments.
                  Timothy S. Webster
-------------------------------------------------------------------------------------------------------------

Compensation of Directors

The directors serve as directors for five American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all five such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

34

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the five investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
                               TOTAL                  TOTAL COMPENSATION
                               COMPENSATION           FROM THE
                               FROM THE               AMERICAN CENTURY
NAME OF DIRECTOR               FUNDS(1)               FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown                $51,183                     $78,167
--------------------------------------------------------------------------------
Robert W. Doering, M.D.         $1,662                      $2,500
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.          $53,138                     $81,167
--------------------------------------------------------------------------------
D.D. (Del) Hock                $52,474                     $80,167
--------------------------------------------------------------------------------
Donald H. Pratt                $53,147                     $81,167
--------------------------------------------------------------------------------
Gale E. Sayers                 $50,847                     $77,667
--------------------------------------------------------------------------------
M. Jeannine Strandjord         $51,183                     $78,167
--------------------------------------------------------------------------------
Timothy S. Webster             $49,536                     $75,667
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR ENDED
     OCTOBER 31, 2003, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANY MEMBERS OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD AT THE END OF THE
     FISCAL YEAR. THE TOTAL AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE
     PRECEDING TABLE IS AS FOLLOWS: MR. BROWN, $13,633; DR. HALL, $53,167; MR.
     HOCK, $71,167; MR. PRATT, $9,000; AND MR. WEBSTER, $34,083.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2003.

35

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below. Because Capital Growth was not in operation as of the calendar year end, it is not included in the tables below.

                                                                           NAME OF DIRECTORS
---------------------------------------------------------------------------------------------------------------
                                                   JAMES E.     JAMES E.     THOMAS A.  ROBERT W.    ANDREA C
                                                 STOWERS, JR.  STOWERS III     BROWN     DOERING    HALL, PH.D.
---------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Growth                                               E            A            B          E            A
---------------------------------------------------------------------------------------------------------------
  Ultra                                                E            C            C          E            A
---------------------------------------------------------------------------------------------------------------
  Select                                               E            A            C          E            A
---------------------------------------------------------------------------------------------------------------
  Vista                                                E            E            C          A            C
---------------------------------------------------------------------------------------------------------------
  Heritage                                             A            A            B          A            A
---------------------------------------------------------------------------------------------------------------
  Giftrust                                             B            C            A          A            A
---------------------------------------------------------------------------------------------------------------
  Balanced                                             A            A            B          A            A
---------------------------------------------------------------------------------------------------------------
  New Opportunities                                    A            E            C          D            C
---------------------------------------------------------------------------------------------------------------
  New Opportunities II                                 A            A            A          A            A
---------------------------------------------------------------------------------------------------------------
  Capital Value                                        A            A            A          A            A
---------------------------------------------------------------------------------------------------------------
  Veedot                                               A            E            C          A            A
---------------------------------------------------------------------------------------------------------------
       Aggregate Dollar Range of Equity Securities
in all Registered Investment Companies Overseen
by Director in Family of Investment Companies          E            E            E          E            E
---------------------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                     NAME OF DIRECTORS
----------------------------------------------------------------------------------------------------------
                                                  D.D. (DEL)   DONALD    GALE E.  M. JEANNINE   TIMOTHY S.
                                                     HOCK     H. PRATT   SAYERS   STRANDJORD      WEBSTER
----------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Growth                                               D          A         A          A             B
----------------------------------------------------------------------------------------------------------
  Ultra                                                D          A         A          D             C
----------------------------------------------------------------------------------------------------------
  Select                                               D          A         A          A             B
----------------------------------------------------------------------------------------------------------
  Vista                                                E          A         A          A             C
----------------------------------------------------------------------------------------------------------
  Heritage                                             A          A         A          A             A
----------------------------------------------------------------------------------------------------------
  Giftrust                                             A          A         A          A             A
----------------------------------------------------------------------------------------------------------
  Balanced                                             A          A         C          A             A
----------------------------------------------------------------------------------------------------------
  New Opportunities                                    A          A         A          A             B
----------------------------------------------------------------------------------------------------------
  New Opportunities II                                 A          A         A          A             A
----------------------------------------------------------------------------------------------------------
  Capital Value                                        A          A         A          A             A
----------------------------------------------------------------------------------------------------------
  Veedot                                               A          B         A          A             C
----------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity Securities
in all Registered Investment Companies Overseen
by Director in Family of Investment Companies          E          E         C          E             E
----------------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

   CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

36

Proxy Voting Guidelines

The Advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the Advisor's Proxy Voting Guidelines to govern the
Advisor's proxy voting activities.

The Advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the
Advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the Advisor may have a potential conflict of interest.
Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the Advisor's Proxy Voting Guidelines are available on the funds'
website at www.americancentury.com.

37

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February 4, 2004, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds:

                                         PERCENTAGE OF OUTSTANDING SHARES OWNED
                                              OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
   Investor
        Nationwide Insurance Co.                     7%          0%
        Columbus, Ohio
--------------------------------------------------------------------------------
   Advisor
        Morgan Stanley DW Inc.                      45%          0%
        New York, New York

        Nationwide Trust Co.                        13%          0%
        Columbus, Ohio

        Charles Schwab & Co., Inc.                  12%          0%
        San Francisco, California

        Nationwide Insurance Co.                     7%          0%
        Columbus, Ohio
--------------------------------------------------------------------------------
   Institutional
        State Street Bank & Trust Co. TR            79%          0%
        Martin Marietta PSP & Trust
        Boston, Massachusetts

        JP Morgan Chase Bank Trustee                 5%          0%
        Collins & Aikman Pension
        Trust Union
        Brooklyn, New York
--------------------------------------------------------------------------------
   C
        Pershing LLC                                54%          0%
        Jersey City, New Jersey

        Circle Trust Company Custodian               9%          0%
        Warlock OSP Services Inc. 401(k) Plan
        Stamford, Connecticut

        James J. McGeachin and                       8%          0%
        Janice K. McGeachin
        Trustees J.R. McGeachin Inc. PSP
        Idaho Falls, Idaho

        Scottrade Inc.                               6%          6%
        Dudley M. Maples I.R.A.
        St. Louis, Missouri
--------------------------------------------------------------------------------
   R(2)
        American Century                           100%          0%
        Investment Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
   Investor
        Charles Schwab & Co., Inc.                   7%          0%
        San Francisco, California

        Nationwide Insurance Co.                     6%          0%
        Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

(2)  THESE SHARES REPRESENT AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.'S SEED
     CAPITAL PURSUANT TO SECTION 14(A)(1) OF THE INVESTMENT COMPANY ACT OF 1940.

38

                                         PERCENTAGE OF OUTSTANDING SHARES OWNED
                                              OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
   Advisor
        Principal Life Insurance                    21%          0%
        Des Moines, Iowa

        National Financial Services Corp.           10%          0%
        New York, New York

        Nationwide Trust Company FSB                10%          0%
        Columbus, Ohio

        Connecticut General Life                     6%          0%
        Hartford, Connecticut
--------------------------------------------------------------------------------
   Institutional
        JP Morgan Chase Bank Trustee                14%          0%
        401(k) Savings Plan of
        JP Morgan Chase & Co. Trust
        Brooklyn, New York

        JP Morgan Chase Bank Trustee                13%          0%
        Robert Bosch Corporation
        Star Plan and Trust
        Kansas City, Missouri

        JP Morgan Chase Trustee                     12%          0%
        The Interpublic Group of
        Companies Inc.
        Savings Plan Trust
        New York, New York

        Nationwide Insurance Company                 8%          0%
        QPVA
        Columbus, Ohio

        Fidelity FIIOC TR                            7%          0%
        FBO Certain Employee Benefit Plans
        Covington, Kentucky
--------------------------------------------------------------------------------
   C
        Mobank & Co EB                              40%          0%
        Monroe, Michigan

        American Enterprise Investment Svcs         21%          0%
        Minneapolis, Minnesota

        National Financial Services Corp.            8%          0%
        New York, New York

        Pershing LLC                                 8%          0%
        Jersey City, New Jersey
--------------------------------------------------------------------------------
   R
        ING Life Insurance and Annuity Co.          97%          0%
        Hartford, Connecticut
--------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------
   Investor
        None
--------------------------------------------------------------------------------
   Advisor
        Principal Life Insurance                    34%          0%
        Des Moines, Iowa

        UMB Bank NA                                 12%          0%
        Fiduciary for Various Deferred Accounts
        Topeka, Kansas

--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

39

                                         PERCENTAGE OF OUTSTANDING SHARES OWNED
                                              OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------
   Advisor
        Orchard Trust Company Custodian          10%            0%
        RHD Investors Choice 403B7
        Englewood, Colorado

        M L P F & S                               9%            0%
        Jacksonville, Florida

        Saxon & Co.                               8%            0%
        Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
   Institutional
        Northern Trust Co. TR                    34%            0%
        CSX Corp Master Savings Plan
        Chicago, Illinois

        JP Morgan Chase Bank Trustee             28%            0%
        Robert Bosch Corporation
        Star Plan and Trust
        Kansas City, Missouri

        The Chase Manhattan Bank NA TR           12%            0%
        Winnebago Industries Inc.
        Profit Sharing
        & Deferred Savings Investment Plan
        New York, New York

        The Chase Manhattan Bank NA TR            9%            0%
        Huntsman Corp Salary
        Deferral Plan & Trust
        New York, New York
--------------------------------------------------------------------------------
   A
        Charles Schwab & Co., Inc.               86%            0%
        San Francisco, California

        American Enterprise Investment Svcs       5%            0%
        Minneapolis, Minnesota
--------------------------------------------------------------------------------
   B
        American Enterprise Investment Svcs      49%            0%
        Minneapolis, Minnesota

        M L P F & S Inc.                          7%            0%
        Jacksonville, Florida

        Citigroup Global Markets Inc.             6%            0%
        New York, New York
--------------------------------------------------------------------------------
   C
        M L P F & S Inc.                         35%            0%
        Jacksonville, Florida

        American Enterprise Investment Svcs      35%            0%
        Minneapolis, Minnesota

        LPL Financial Services                    9%            0%
        San Diego, California

        AG Edwards and Sons                       9%            0%
        Saint Louis, Missouri
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
   Investor
        None
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

40

                                         PERCENTAGE OF OUTSTANDING SHARES OWNED
                                              OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
   Vista
--------------------------------------------------------------------------------
   Advisor
        James B. Anderson TR                       45%           0%
          American Chamber of Commerce Executives   0%          38%
          Amended & Restated 401(k) Plan & Trust
          Springfield, Missouri

          American Chamber of Commerce Executives   0%           7%
          Amended & Restated MPP Plan and Trust
          Springfield, Missouri

        Charles Schwab & Co., Inc.                 17%           0%
        San Francisco, California

        Orchard Trust Company Custodian             9%           0%
        RHD Investors Choice 403B7
        Englewood, Colorado
--------------------------------------------------------------------------------
   Institutional
        American Century Profit Sharing            46%           0%
        and 401K Savings Plan and Trust
        Kansas City, Missouri

        The Chase Manhattan Bank NA TR             30%           0%
        Huntsman Corp Salary Deferral
        Plan & Trust
        New York, New York

        Trustees of Valassis Employees              8%           0%
        Retirement Savings Plan
        Livonia, Michigan

        The Chase Manhattan Bank NA TR              7%           0%
        Huntsman Corp MPP Plan & Trust
        New York, New York
--------------------------------------------------------------------------------
   C
        American Enterprise Investment Svcs        41%           0%
        Minneapolis, Minnesota

        National Financial Services Corp.          24%           0%
          FMT Co. Cust IRA Rollover                 0%          21%
          FBO Richard F. Zenko
          Granville, Ohio

        First Trust of MidAmerica                   7%           0%
        Belton, Missouri
--------------------------------------------------------------------------------
Heritage
--------------------------------------------------------------------------------
   Investor
        State Street Bank & Trust Co TTEE          25%          25%
        FBO Kraft Foods Inc.
        Westwood, Massachusetts

        State Street Bank & Trust Co. TR           12%           0%
        Philip Morris Deferred Profit
        Sharing Plan and Trust
        Jersey City, New Jersey
--------------------------------------------------------------------------------
   Advisor
        Charles Schwab & Co., Inc.                 24%           0%
        San Francisco, California

        Saxon & Co                                 18%           0%
        Philadelphia, Pennsylvania
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

41

                                         PERCENTAGE OF OUTSTANDING SHARES OWNED
                                              OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Heritage
--------------------------------------------------------------------------------
   Advisor
        Mitra & Co.                                17%            0%
        Milwaukee, Wisconsin

        National Financial Services LLC            14%            0%
        New York, New York
--------------------------------------------------------------------------------
   Institutional
        Chase Manhattan Bank Trustee               47%            0%
        The BOC Group Inc. Savings
        Investment Plan Trust
        New York, New York

        The Chase Manhattan Bank NA TTEE           31%            0%
        The Reynolds and Reynolds Co. 401(k)
        Savings Plan Trust
        New York, New York

        JP Morgan Chase & Co.                      12%            0%
        Marconi USA Wealth
        Accumulation Plan Trust
        New York, New York

        Trustees of American Century                8%            0%
        P/S & 401(k) Savings Plan & Trust
        Kansas City, Missouri
--------------------------------------------------------------------------------
   C
        American Enterprise Investment Svcs        44%            0%
        Minneapolis, Minnesota

        Mobank & Co. EB                            23%            0%
        Monroe, Michigan

        Pershing LLC                                8%            0%
        Jersey City, New Jersey

        LPL Financial Services                      7%            0%
        San Diego, California

        James J. McGeachin and                      5%            0%
        Janice K. McGeachin Trustees
        J.R. McGeachin Inc. PSP
        Idaho Falls, Idaho
--------------------------------------------------------------------------------
Balanced
--------------------------------------------------------------------------------
   Investor
        None
--------------------------------------------------------------------------------
   Advisor
        Fulvest & Co                               33%            0%
        Lancaster, Pennsylvania

        M L P F & S                                10%            0%
        Jacksonville, Florida

        Lynspen & Co.                               9%            0%
        Birmingham, Alabama

        MCB Trust Services                          9%            0%
        Denver, Colorado
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

42

                                         PERCENTAGE OF OUTSTANDING SHARES OWNED
                                              OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
Balanced
--------------------------------------------------------------------------------
   Advisor

        Circle Trust Co. Custodian                  8%            0%
        FBO Gold Banc Corp Inc
        Employees 401(k) Plan
        Stamford, Connecticut

        Mitra & Co.                                 6%           0%
        Milwaukee, Wisconsin
--------------------------------------------------------------------------------
   Institutional
        Trustees of American Century            99.94%           0%
        Mutual Funds Indep Directors
        Def Comp Plan
        Kansas City, Missouri
--------------------------------------------------------------------------------
Capital Value
--------------------------------------------------------------------------------
   Investor
        Saxon & Co                                 31%           0%
        Philadelphia, Pennsylvania

        Charles Schwab & Co., Inc.                 10%           0%
        San Francisco, California
--------------------------------------------------------------------------------
   Advisor
        Charles Schwab & Co., Inc.                 60%           0%
        San Francisco, California

        Nationwide Trust Co.                       40%           0%
        Columbus, Ohio
--------------------------------------------------------------------------------
   Institutional
        Charles Schwab & Co., Inc.                 63%           0%
        San Francisco, California

        Saxon & Co.                                36%           0%
        Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
Giftrust
        None
--------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------
   Investor
        Trustees of American Century Profit         7%           0%
        Sharing and 401K Savings Plan & Trust
        Kansas City, Missouri
--------------------------------------------------------------------------------
New Opportunities II
--------------------------------------------------------------------------------
   Investor
        None
--------------------------------------------------------------------------------
   Institutional
        None
--------------------------------------------------------------------------------
   A
        American Enterprise Investment Svcs        50%           0%
        Minneapolis, Minnesota

        Charles Schwab & Co., Inc.                 33%           0%
        San Francisco, California
--------------------------------------------------------------------------------
   B
        American Enterprise Investment Svcs        38%           0%
        Minneapolis, Minnesota
--------------------------------------------------------------------------------
(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

43

                                         PERCENTAGE OF OUTSTANDING SHARES OWNED
                                              OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------
New Opportunities II
--------------------------------------------------------------------------------
   B
        National Financial Services Corp.          22%            0%
           FBO Clayton Winn Harvey                  0%            9%
           Casa Grande, Arizona

           FBO John D. Butler                       0%            8%
           Lakeville, Minnesota

        Pershing LLC                               14%            0%
        Jersey City, New Jersey

        I.R.A. Andrea Huntington                    9%            9%
        Oakdale, Connecticut

        LPL Financial Services                      7%            0%
        San Diego, California
--------------------------------------------------------------------------------
   C(2)
        American Enterprise Investment Svcs        75%            0%
        Minneapolis, Minnesota

        LPL Financial Services                      7%            0%
        San Diego, California
--------------------------------------------------------------------------------
Veedot
--------------------------------------------------------------------------------
   Investor
        None
--------------------------------------------------------------------------------
   Institutional
        Trustees of American Century P/S           62%            0%
        & 401K Savings Plan & Trust
        Kansas City, Missouri

        American Century Investment                17%            0%
        Management Inc.
        Kansas City, Missouri

        UMB TR                                     13%            0%
        American Century Executive
        Deferred Comp Plan Trust
        Kansas City, Missouri

        UMB TR                                      9%            0%
        American Century Services Corp.
        Stock Option Surrender Plan
        Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor
        None
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

(2)  THESE SHARES REPRESENT AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.'S SEED
     CAPITAL PURSUANT TO SECTION 14(A)(1) OF THE INVESTMENT COMPANY ACT OF 1940.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Mutual Funds, Inc. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of
February 4, 2004, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

44

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading MANAGEMENT on page 29.

For services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of each fund. Ultra, Balanced, Capital
Value and Veedot have a stepped fee structure. The management fees for the funds are as follows:

FUND            CLASS                PERCENTAGE OF NET ASSETS
--------------------------------------------------------------------------------
Growth          Investor, C and R    1.000%
                ----------------------------------------------------------------
                Institutional        0.800%
                ----------------------------------------------------------------
                Advisor              0.750%
--------------------------------------------------------------------------------
Ultra           Investor, C and R    1.000% of first $20 billion
                                     0.950% more than $20 billion to $30 billion
                                     0.925% more than $30 billion to $40 billion
                                     0.900% over $40 billion
                ----------------------------------------------------------------
                Institutional        0.800% of first $20 billion
                                     0.750% more than $20 billion to $30 billion
                                     0.725% more than $30 billion to $40 billion
                                     0.700% over $40 billion
                ----------------------------------------------------------------
                Advisor              0.750% of first $20 billion
                                     0.700% more than $20 billion to $30 billion
                                     0.675% more than $30 billion to $40 billion
                                     0.650% over $40 billion
--------------------------------------------------------------------------------
Select          Investor, A, B and C 1.000%
                ----------------------------------------------------------------
                Institutional        0.800%
                ----------------------------------------------------------------
                Advisor              0.750%
--------------------------------------------------------------------------------
Vista           Investor and C       1.000%
                ----------------------------------------------------------------
                Institutional        0.800%
                ----------------------------------------------------------------
                Advisor              0.750%
--------------------------------------------------------------------------------
Heritage        Investor and C       1.000%
                ----------------------------------------------------------------
                Institutional        0.800%
                ----------------------------------------------------------------
                Advisor              0.750%
                ----------------------------------------------------------------
Balanced        Investor             0.900% of first $1 billion
                                     0.800% over $1 billion
                ----------------------------------------------------------------
                Institutional        0.700% of first $1 billion
                                     0.600% over $1 billion
                ----------------------------------------------------------------
                Advisor              0.650% of first $1 billion
                                     0.550% over $1 billion
--------------------------------------------------------------------------------

45

FUND                      CLASS                PERCENTAGE OF NET ASSETS
--------------------------------------------------------------------------------
Capital Value             Investor             1.10% of first $500 million
                                               1.00% of next $500 million
                                               0.90% over $1 billion
                          ------------------------------------------------------
                          Institutional        0.90% of first $500 million
                                               0.80% of next $500 million
                                               0.70% over $1 billion
                          ------------------------------------------------------
                          Advisor              0.85% of first $500 million
                                               0.75% of next $500 million
                                               0.65% over $1 billion
--------------------------------------------------------------------------------
Giftrust                  Investor             1.00%
--------------------------------------------------------------------------------
New Opportunities         Investor             1.50%
--------------------------------------------------------------------------------
New Opportunities II      Investor, A, B and C 1.50%
                          ------------------------------------------------------
                          Institutional        1.30%
--------------------------------------------------------------------------------
Veedot                    Investor             1.50% of first $500 million
                                               1.45% of next $500 million
                                               1.40% over $1 billion
                          ------------------------------------------------------
                          Institutional        1.30% of first $500 million
                                               1.25% of next $500 million
                                               1.20% over $1 billion
                          ------------------------------------------------------
                          Advisor              1.25% of first $500 million
                                               1.20% of next $500 million
                                               1.15% over $1 billion
--------------------------------------------------------------------------------
   Capital Growth            A, B and C           1.00%
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.
The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their

46

current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 2003, 2002 and 2001, are indicated in the following tables.
Because Capital Growth was not in operation as of the fiscal year end, it is not included in the table below.

UNIFIED MANAGEMENT FEES
------------------------------------------------------------------------------
FUND/CLASS                      2003              2002                2001
------------------------------------------------------------------------------
Growth
    Investor Class           $40,233,896       $53,431,278        $71,751,032
------------------------------------------------------------------------------
    Advisor Class               $322,092          $245,976           $201,692
------------------------------------------------------------------------------
    Institutional Class       $4,188,607        $1,444,918           $627,513
------------------------------------------------------------------------------
    C Class                       $5,324         $2,123(1)                N/A
------------------------------------------------------------------------------
    R Class                        $4(2)               N/A                N/A
------------------------------------------------------------------------------
Ultra
    Investor Class          $191,091,336      $231,562,879       $296,533,074
------------------------------------------------------------------------------
    Advisor Class             $3,630,671        $3,304,275         $3,481,936
------------------------------------------------------------------------------
    Institutional Class       $5,376,298        $5,253,092         $5,269,404
------------------------------------------------------------------------------
    C Class                      $10,567            $2,726              $5(3)
------------------------------------------------------------------------------
    R Class                        $4(2)               N/A                N/A
------------------------------------------------------------------------------
Select
    Investor Class           $35,720,710       $43,411,463        $57,594,371
------------------------------------------------------------------------------
    Advisor Class               $180,024          $174,038           $168,511
------------------------------------------------------------------------------
    Institutional Class       $1,623,535        $1,657,448         $1,726,156
------------------------------------------------------------------------------
    A Class                      $20,822               N/A                N/A
------------------------------------------------------------------------------
    B Class                       $3,061               N/A                N/A
------------------------------------------------------------------------------
    C Class                       $2,947               N/A                N/A
------------------------------------------------------------------------------
Vista
    Investor Class         $10,046,513         $11,472,288        $16,438,598
------------------------------------------------------------------------------
    Advisor Class              $96,780            $101,047           $123,077
------------------------------------------------------------------------------
    Institutional Class       $293,432            $357,642           $438,762
------------------------------------------------------------------------------
    C Class                     $1,515               $399             $14(4)
------------------------------------------------------------------------------

(1)  FEES ACCRUED FROM NOVEMBER 28, 2001 (C CLASS INCEPTION) THROUGH
     OCTOBER 31, 2002.

(2)  FEES ACCRUED FROM AUGUST 29, 2003 (R CLASS INCEPTION) THROUGH
     OCTOBER 31, 2003.

(3)  FEES ACCRUED FROM OCTOBER 29, 2001 (C CLASS INCEPTION) THROUGH
     OCTOBER 31, 2001.

(4)  FEES ACCRUED FROM JULY 18, 2001 (C CLASS INCEPTION) THROUGH
     OCTOBER 31, 2001.

47

UNIFIED MANAGEMENT FEES

FUND/CLASS                  2003              2002               2001
-------------------------------------------------------------------------------
Heritage
    Investor Class           $10,654,047      $12,137,959         $15,634,691
-------------------------------------------------------------------------------
    Advisor Class                $60,335          $23,346             $18,536
-------------------------------------------------------------------------------
    Institutional Class         $996,702         $928,931            $219,138
-------------------------------------------------------------------------------
    C Class                       $3,641             $557               $8(1)
-------------------------------------------------------------------------------
Balanced
    Investor Class            $4,932,718       $5,583,056          $6,728,534
-------------------------------------------------------------------------------
    Advisor Class                $96,544         $103,396            $124,391
-------------------------------------------------------------------------------
    Institutional Class          $77,428         $128,656            $154,486
-------------------------------------------------------------------------------
Capital Value
    Investor Class              $771,404         $568,432            $476,718
-------------------------------------------------------------------------------
    Institutional Class          $49,740       $18,575(2)                 N/A
-------------------------------------------------------------------------------
    Advisor Class                   $305              N/A                 N/A
-------------------------------------------------------------------------------
Giftrust
    Investor Class            $7,857,938       $8,744,135         $12,140,513
-------------------------------------------------------------------------------
New Opportunities
    Investor Class            $4,300,248       $5,552,493          $7,596,803
-------------------------------------------------------------------------------
New Opportunities II
    Investor Class              $404,596         $385,262         $100,936(3)
-------------------------------------------------------------------------------
    A Class                    $4,348(4)              N/A                 N/A
-------------------------------------------------------------------------------
    B Class                    $1,211(4)              N/A                 N/A
-------------------------------------------------------------------------------
    C Class                       $55(4)              N/A                 N/A
-------------------------------------------------------------------------------
Veedot
    Investor Class            $2,881,700       $3,397,163          $4,287,497
-------------------------------------------------------------------------------
    Institutional Class         $127,721         $128,328            $145,476
-------------------------------------------------------------------------------

(1)  FEES ACCRUED FROM JUNE 26, 2001 (C CLASS INCEPTION) THROUGH
     OCTOBER 31, 2001.

(2)  FEES ACCRUED FROM MARCH 1, 2002 (INSTITUTIONAL CLASS INCEPTION) THROUGH
     OCTOBER 31, 2002.

(3)  FEES ACCRUED FROM JUNE 1, 2001 (INVESTOR CLASS INCEPTION) THROUGH
     OCTOBER 31, 2001.

(4)  FEES ACCRUED FROM JANUARY 31, 2003 (A CLASS, B CLASS AND C CLASS INCEPTION)
     THROUGH OCTOBER 31, 2003.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 45.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

48

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 45. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditors of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditors of the funds, Deloitte & Touche LLP provides services including

(1) auditing the annual financial statements for each fund,
(2) assisting and consulting in connection with SEC filings and
(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, CAPITAL VALUE, GIFTRUST, NEW
OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT, CAPITAL GROWTH AND THE EQUITY
PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount,

49

quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'
brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds. In the years ended October 31, 2003, 2002 and 2001, the brokerage commissions of each fund are listed in the following table. Because Capital Growth was not in operation as of the fiscal year end, it is not included.

FUND                         2003              2002              2001
---------------------------------------------------------------------------
Growth                    $11,633,672       $10,370,502       $12,572,889
---------------------------------------------------------------------------
Ultra                      $25,150,177      $41,568,399       $39,761,395
---------------------------------------------------------------------------
Select                      $6,445,767      $11,315,541       $10,237,183
---------------------------------------------------------------------------
Vista                       $5,927,293       $5,892,458        $9,833,296
---------------------------------------------------------------------------
Heritage                    $2,689,688       $2,503,500        $4,214,257
---------------------------------------------------------------------------
Balanced                    $1,606,559         $522,702          $655,072
---------------------------------------------------------------------------
Capital Value                  $41,498          $39,193           $42,231
---------------------------------------------------------------------------
Giftrust                    $1,826,653       $1,674,254        $2,935,931
---------------------------------------------------------------------------
New Opportunities           $1,463,909       $1,192,917        $1,181,493
---------------------------------------------------------------------------
New Opportunities II          $167,785         $116,276        $35,650(1)
---------------------------------------------------------------------------
Veedot                      $1,873,205       $1,741,747        $2,774,001
---------------------------------------------------------------------------

(1)  FROM JUNE 1, 2001 (INCEPTION) TO OCTOBER 31. 2001.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

50

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities.  The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation.  Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).

REGULAR BROKER-DEALERS

During its most recently completed fiscal year, each of the funds listed below purchased securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parents:

                                                          VALUE OF SECURITIES
                                                          OWNED AS OF
FUND                   BROKER, DEALER OR PARENT           OCTOBER 31, 2003
--------------------------------------------------------------------------------
Growth                 Citigroup Inc.                     $49,096,920
                       ---------------------------------------------------------
                       Merrill Lynch & Co., Inc.          $40,475,040
                       ---------------------------------------------------------
                       The Goldman Sachs Group, Inc.      $35,250,060
                       ---------------------------------------------------------
                       Charles Schwab Corp.               $34,808,520
                       ---------------------------------------------------------
                       Fiserv, Inc.                       $27,132,824
--------------------------------------------------------------------------------
Ultra                  Citigroup Inc.                    $659,457,193
                       ---------------------------------------------------------
                       Merrill Lynch & Co., Inc.         $130,595,200
                       ---------------------------------------------------------
                       The Goldman Sachs Group, Inc.      $60,002,100
--------------------------------------------------------------------------------
Select                 The Bank of New York Co., Inc.     $35,381,000
                       ---------------------------------------------------------
                       Citigroup Inc.                     $29,575,988
--------------------------------------------------------------------------------
Vista                  The Bear Stearns Companies Inc.    $16,012,500
--------------------------------------------------------------------------------
Heritage               Fiserv, Inc.                       $11,055,160
--------------------------------------------------------------------------------
Balanced               Citigroup Inc.                     $10,836,952
                       ---------------------------------------------------------
                       Wachovia Corp.                      $6,605,280
                       ---------------------------------------------------------
                       Morgan Stanley                      $4,647,923
                       ---------------------------------------------------------
                       Lehman Brothers Holdings Inc.       $2,138,400
                       ---------------------------------------------------------
                       Merrill Lynch & Co., Inc.             $438,080
                       ---------------------------------------------------------
                       E*Trade Group Inc.                    $209,090
--------------------------------------------------------------------------------
Capital Value          Citigroup Inc.                      $4,531,440
                       ---------------------------------------------------------
                       Bank of America Corp.               $2,347,630
                       ---------------------------------------------------------
                       Merrill Lynch & Co., Inc.           $1,527,360
                       ---------------------------------------------------------
                       Morgan Stanley                      $1,525,386
                       ---------------------------------------------------------
                       Wachovia Corp.                      $1,421,970
--------------------------------------------------------------------------------
Giftrust               Fiserv, Inc.                        $5,651,200
--------------------------------------------------------------------------------
Veedot                 Charles Schwab Corp.                $1,084,800
                       ---------------------------------------------------------
                       Merrill Lynch & Co., Inc.           $1,184,000
                       ---------------------------------------------------------
                       The Bear Stearns Companies Inc.       $953,125
                       ---------------------------------------------------------
                       Morgan Stanley                        $823,050
                       ---------------------------------------------------------
                       Investment Technology Group Inc.      $397,200
                       ---------------------------------------------------------
                       Bank of America Corp.                 $378,650
--------------------------------------------------------------------------------

51

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

52

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition for the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the Prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor a fee equal to 0.25% annually of the average daily net asset value of the A Class shares. This payment is fixed at
0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2003, the aggregate amount of fees paid under the
A Class plan was:

    Select                         $5,206
    New Opportunities II             $725

53

Because the A Class of Capital Growth was not in operation as of the fiscal year end, it is not included.

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

54

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the Prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor a fee equal to 1.00% annually of the average daily net asset value of the B Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below). The payment is fixed at 1.00%
and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2003, the aggregate amount of fees paid under the B Class plan was:

    Select                      $3,061
    New Opportunities II          $807

Because the B Class of Capital Growth was not in operation as of the fiscal year end, it is not included.

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

55

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor a fee equal to 1.00% annually of the average daily net asset value of the C Class

56

shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2003, the aggregate amount of fees paid under the C Class Plan was:

    Ultra                      $10,596
    Vista                       $1,515
    Heritage                    $3,641
    Growth                      $5,324
    Select                      $2,947
    New Opportunities II           $37

Because the C Class of Capital Growth was not in operation as of the fiscal year end, it is not included.

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

57

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the Prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended
October 31, 2003, the aggregate amount of fees paid under the R Class Plan were:

    Growth           $2
    Ultra            $2

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

58

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

59

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2003, the aggregate amount of fees paid under the Advisor Class Plan was:

    Growth                    $214,728
    Ultra                   $2,427,351
    Select                    $120,016
    Vista                      $64,553
    Heritage                   $40,258
    Balanced                   $74,264
    Capital Value                 $180

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for past individual shareholder and distribution services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2003, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

60

    Growth                    $107,364
    Ultra                   $1,213,675
    Select                     $60,008
    Vista                      $32,293
    Heritage                   $20,146
    Balanced                   $37,132
    Capital Value                  $90

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2003, the amount of fees paid under the
Advisor Class Plan for distribution services was:

    Growth                    $107,364
    Ultra                   $1,213,675
    Select                     $60,008
    Vista                      $32,260
    Heritage                   $20,112
    Balanced                   $37,132
    Capital Value                  $90

61

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations due to sales efficiencies and competitive considerations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

The aggregate contingent deferred sales charges paid to the distributor for the
B Class shares in the fiscal year ended October 31, 2003, were Select, $193.20.

The aggregate contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended October 31, 2003 were Ultra; $169.49;
and Heritage, $52.25. Because Capital Growth had not commenced operations as of the fiscal year end, it is not included.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                 DEALER CONCESSION
--------------------------------------------------------------------------------
Less than $50,000               5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999               4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999         1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999         0.50%
--------------------------------------------------------------------------------
> $10,000,000                   0.25%
--------------------------------------------------------------------------------

62

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and converting fund shares is contained in the funds' Prospectuses and in Your Guide to American Century
Services. The Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price. When market quotations are not readily available,

63

securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

64

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 120-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends-received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of October 31, 2003, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. Because
Capital Growth was not in operation as of the fiscal year end, it is not included in the table below.

65

FUND                            CAPITAL LOSS CARRYOVER
-----------------------------------------------------------------------------
Growth                          $2,084,109,981 (expiring 2009 through 2010)
-----------------------------------------------------------------------------
Ultra                           $3,612,168,459 (expiring 2009 through 2011)
-----------------------------------------------------------------------------
Select                          $900,522,756 (expiring 2009 through 2010)
-----------------------------------------------------------------------------
Vista                           $398,249,815 (expiring 2009 through 2010)
-----------------------------------------------------------------------------
Heritage                        $320,497,703 (expiring 2009 through 2011)
-----------------------------------------------------------------------------
Balanced                        $61,050,842 (expiring 2009 through 2011)
-----------------------------------------------------------------------------
Capital Value                   $2,708,083 (expiring 2007 through 2010)
-----------------------------------------------------------------------------
Giftrust                        $603,762,806 (expiring 2009 through 2011)
-----------------------------------------------------------------------------
New Opportunities               $213,239,150 (expiring 2009 through 2010)
-----------------------------------------------------------------------------
New Opportunities II            $2,094,069 (expiring 2010)
-----------------------------------------------------------------------------
Veedot                          $134,123,553 (expiring 2008 through 2010)
-----------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

66

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

All Funds

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The following tables show the average annual total returns calculated three different ways. As a new fund, performance information Capital Growth was not available as of the fiscal year end. The Institutional Class of New
Opportunities II and the Advisor Class of Veedot had no assets as of the fiscal year end, therefore they are not included in the table below.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

67

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS AS OF OCTOBER 31, 2003
--------------------------------------------------------------------------------------------
                                         1       5        10        FROM      INCEPTION
FUND                                   YEAR     YEARS    YEARS  INCEPTION(1)  DATE
--------------------------------------------------------------------------------------------
Growth                                                                        06/30/1971(2)
Return Before Taxes                   16.62%   -0.65%    7.13%     15.31%
Return After Taxes on Distributions   16.62%   -2.48%    4.37%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            10.80%   -0.78%    5.02%       N/A
--------------------------------------------------------------------------------------------
Ultra                                                                         11/02/1981
Return Before Taxes                   19.50%    1.55%    8.50%     13.91%
Return After Taxes on Distributions   19.37%    0.51%    6.91%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            12.65%    1.14%    6.83%       N/A
--------------------------------------------------------------------------------------------
Select                                                                        06/30/1971(2)
Return Before Taxes                   17.11%   -0.52%    6.93%     14.27%
Return After Taxes on Distributions   17.00%   -2.16%    4.22%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            11.10%   -0.89%    4.69%       N/A
--------------------------------------------------------------------------------------------
Vista                                                                         11/25/1983
Return Before Taxes                   29.41%   14.24%    7.87%     10.41%
Return After Taxes on Distributions   29.41%   12.12%    5.86%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            19.11%   11.79%    5.99%       N/A
--------------------------------------------------------------------------------------------
Heritage                                                                      11/10/1987
Return Before Taxes                   18.33%    8.64%    8.10%     11.92%
Return After Taxes on Distributions   18.33%    6.70%    5.76%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            11.92%    6.72%    5.88%       N/A
--------------------------------------------------------------------------------------------
Balanced                                                                      10/20/1988
Return Before Taxes                   15.92%    2.79%    6.84%      9.13%
Return After Taxes on Distributions   15.15%    0.45%    4.44%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            10.29%    1.23%    4.64%       N/A
--------------------------------------------------------------------------------------------
Capital Value                                                                 03/31/1999
Return Before Taxes                   21.67%     N/A      N/A       4.64%
Return After Taxes on Distributions   21.06%     N/A      N/A       4.20%
Return After Taxes on Distributions
   and Sale of Fund Shares            13.97%     N/A      N/A       3.69%
--------------------------------------------------------------------------------------------
Giftrust                                                                      11/25/1983
Return Before Taxes                   18.18%    2.51%    3.15%     11.99%
Return After Taxes on Distributions   18.18%    1.41%    1.59%       N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            11.82%    2.34%    2.27%       N/A
--------------------------------------------------------------------------------------------

(1)  ONLY FUNDS WITH PERFORMANCE HISTORY LESS THAN 10 YEARS SHOW AFTER-TAX
     RETURNS FROM INCEPTION.

(2)  COMMENCED OPERATIONS ON JUNE 30, 1971. THIS INCEPTION DATE CORRESPONDS WITH
     THE MANAGEMENT COMPANY'S IMPLEMENTATION OF ITS CURRENT INVESTMENT
     PHILOSOPHY AND PRACTICES, ALTHOUGH THE FUND'S ACTUAL INCEPTION DATE WAS
     OCTOBER 31, 1958.

68

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS AS OF OCTOBER 31, 2003
--------------------------------------------------------------------------------------------
                                      1           5       10      FROM            INCEPTION
FUND                                  YEAR        YEARS   YEARS   INCEPTION(1)    DATE
--------------------------------------------------------------------------------------------
New Opportunities                                                                 12/26/1996
Return Before Taxes                   23.66%(2)   11.37%   N/A     7.44%
Return After Taxes on Distributions   23.66%(2)    8.71%   N/A     5.56%
Return After Taxes on Distributions
   and Sale of Fund Shares            15.38%(2)    9.19%   N/A     5.98%
--------------------------------------------------------------------------------------------
New Opportunities II                                                              06/01/2001
Return Before Taxes                      38.55%     N/A    N/A     5.95%
Return After Taxes on Distributions      38.55%     N/A    N/A     5.96%
Return After Taxes on Distributions
   and Sale of Fund Shares               25.06%     N/A    N/A     5.10%
--------------------------------------------------------------------------------------------
Veedot (2)                                                                        11/30/1999
Return Before Taxes                      29.71%     N/A    N/A    -0.57%
Return After Taxes on Distributions      29.71%     N/A    N/A    -0.57%
Return After Taxes on Distributions
   and Sale of Fund Shares               19.31%     N/A    N/A    -0.48%
--------------------------------------------------------------------------------------------

(1)  ONLY FUNDS WITH PERFORMANCE HISTORY LESS THAN 10 YEARS SHOW AFTER-TAX
     RETURNS FROM INCEPTION.

(2)  RETURNS REFLECT THE DEDUCTION OF A 2% REDEMPTION FEE, INCURRED ONLY IF
     SHARES WERE REDEEMED WITHIN THE FIRST FIVE YEARS AFTER PURCHASE.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS AS OF OCTOBER 31, 2003
----------------------------------------------------------------------------------
                                      1        5       FROM           INCEPTION
FUND                                  YEAR     YEARS   INCEPTION      DATE
----------------------------------------------------------------------------------
Growth                                                                 06/04/1997
Return Before Taxes                   16.39%   -0.93%   4.05%
Return After Taxes on Distributions   16.39%   -2.70%   1.93%
Return After Taxes on Distributions
   and Sale of Fund Shares            10.66%   -0.97%   3.00%
----------------------------------------------------------------------------------
Ultra                                                                  10/02/1996
Return Before Taxes                   19.24%    1.31%   5.86%
Return After Taxes on Distributions   19.22%    0.31%   4.05%
Return After Taxes on Distributions
   and Sale of Fund Shares            12.50%    0.97%   4.40%
----------------------------------------------------------------------------------
Select                                                                 08/08/1997
Return Before Taxes                   16.86%   -0.76%   2.27%
Return After Taxes on Distributions   16.86%   -2.36%   0.15%
Return After Taxes on Distributions
   and Sale of Fund Shares            10.96%   -1.05%   1.17%
----------------------------------------------------------------------------------
Vista                                                                  10/02/1996
Return Before Taxes                   29.18%   13.97%   2.79%
Return After Taxes on Distributions   29.18%   11.89%   0.97%
Return After Taxes on Distributions
   and Sale of Fund Shares            18.97%   11.58%   1.72%
----------------------------------------------------------------------------------

69

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS AS OF OCTOBER 31, 2003
---------------------------------------------------------------------------------
                                       1        5       FROM          INCEPTION
FUND                                   YEAR     YEARS   INCEPTION     DATE
---------------------------------------------------------------------------------
Heritage                                                               07/11/1997
Return Before Taxes                    18.01%   8.35%   4.36%
Return After Taxes on Distributions    18.01%   6.46%   1.93%
Return After Taxes on Distributions
   and Sale of Fund Shares             11.71%   6.50%   2.62%
---------------------------------------------------------------------------------
Balanced                                                               01/06/1997
Return Before Taxes                    15.74%   2.55%   5.25%
Return After Taxes on Distributions    15.07%   0.30%   3.05%
Return After Taxes on Distributions
   and Sale of Fund Shares             10.18%   1.09%   3.44%
---------------------------------------------------------------------------------
Capital Value                                                          05/14/2003
Return Before Taxes                    N/A      N/A    12.91%
Return After Taxes on Distributions    N/A      N/A    12.91%
Return After Taxes on Distributions
   and Sale of Fund Shares             N/A      N/A     8.39%
---------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS AS OF OCTOBER 31, 2003
----------------------------------------------------------------------------------
                                        1         5        FROM         INCEPTION
FUND                                    YEAR      YEARS    INCEPTION    DATE
----------------------------------------------------------------------------------
Growth                                                                  06/16/1997
Return Before Taxes                     16.88%    -0.43%    3.67%
Return After Taxes on Distributions     16.88%    -2.31%    1.46%
Return After Taxes on Distributions
   and Sale of Fund Shares              10.97%    -0.63%    2.59%
----------------------------------------------------------------------------------
Ultra                                                                   11/14/1996
Return Before Taxes                     19.66%     1.74%    5.80%
Return After Taxes on Distributions     19.44%     0.67%    3.89%
Return After Taxes on Distributions
   and Sale of Fund Shares              12.74%     1.28%    4.27%
----------------------------------------------------------------------------------
Select                                                                  03/13/1997
Return Before Taxes                     17.34%    -0.31%    5.68%
Return After Taxes on Distributions     17.13%    -2.00%    3.53%
Return After Taxes on Distributions
   and Sale of Fund Shares              11.23%    -0.75%    4.08%
----------------------------------------------------------------------------------
Vista                                                                   11/14/1996
Return Before Taxes                     29.66%    14.44%    4.33%
Return After Taxes on Distributions     29.66%    12.29%    2.41%
Return After Taxes on Distributions
   and Sale of Fund Shares              19.28%    11.94%    2.99%
----------------------------------------------------------------------------------

70

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS AS OF OCTOBER 31, 2003
----------------------------------------------------------------------------------
                                        1         5        FROM         INCEPTION
FUND                                    YEAR      YEARS    INCEPTION    DATE
----------------------------------------------------------------------------------
Heritage                                                                06/16/1997
Return Before Taxes                     18.43%    8.88%    5.55%
Return After Taxes on Distributions     18.43%    6.89%    3.04%
Return After Taxes on Distributions
   and Sale of Fund Shares              11.98%    6.89%    3.59%
----------------------------------------------------------------------------------
Balanced                                                                05/01/2000
Return Before Taxes                     16.13%     N/A     -0.93%
Return After Taxes on Distributions     15.28%     N/A     -2.13%
Return After Taxes on Distributions
   and Sale of Fund Shares              10.42%     N/A     -1.47%
----------------------------------------------------------------------------------
Capital Value                                                           03/01/2002
Return Before Taxes                     22.07%     N/A     0.89%
Return After Taxes on Distributions     21.38%     N/A     0.54%
Return After Taxes on Distributions
   and Sale of Fund Shares              14.22%     N/A     0.51%
----------------------------------------------------------------------------------
Veedot (1)                                                              08/01/2000
Return Before Taxes                     29.81%     N/A     -6.50%
Return After Taxes on Distributions     29.81%     N/A     -6.50%
Return After Taxes on Distributions
   and Sale of Fund Shares              19.37%     N/A     -5.46%
----------------------------------------------------------------------------------

(1)  RETURNS REFLECT THE DEDUCTION OF A 2% REDEMPTION FEE, INCURRED ONLY IF
     SHARES WERE REDEEMED WITHIN THE FIRST FIVE YEARS AFTER PURCHASE.

AVERAGE ANNUAL TOTAL RETURNS - A CLASS AS OF OCTOBER 31, 2003
--------------------------------------------------------------------------------
FUND                                    1 YEAR   FROM INCEPTION   INCEPTION DATE
--------------------------------------------------------------------------------
Select(1)                                                         01/31/2003
Return Before Taxes                     N/A      14.54%
Return After Taxes on Distributions     N/A      14.54%
Return After Taxes on Distributions
   and Sale of Fund Shares              N/A       9.45%
--------------------------------------------------------------------------------
New Opportunities II(1)                                           01/31/2003
Return Before Taxes                     N/A      30.45%
Return After Taxes on Distributions     N/A      30.45%
Return After Taxes on Distributions
   and Sale of Fund Shares              N/A      19.80%
--------------------------------------------------------------------------------

(1)  RETURNS REFLECT DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE.

71

AVERAGE ANNUAL TOTAL RETURNS - B CLASS AS OF OCTOBER 31, 2003
---------------------------------------------------------------------------
                                                  FROM        INCEPTION
FUND                                     1 YEAR   INCEPTION   DATE
---------------------------------------------------------------------------
Select(1)                                                     01/31/2003
Return Before Taxes                      N/A      15.83%
Return After Taxes on Distributions      N/A      15.83%
Return After Taxes on Distributions
   and Sale of Fund Shares               N/A      10.29%
---------------------------------------------------------------------------
New Opportunities II(1)                                       01/31/2003
Return Before Taxes                      N/A      32.59%
Return After Taxes on Distributions      N/A      32.59%
Return After Taxes on Distributions
   and Sale of Fund Shares               N/A      21.18%
---------------------------------------------------------------------------

(1)  RETURNS REFLECT DEDUCTION OF THE MAXIMUM CONTINGENT DEFERRED SALES
     CHARGE APPLICABLE ONLY IF SHARES ARE SOLD.

AVERAGE ANNUAL TOTAL RETURNS - C CLASS AS OF OCTOBER 31, 2003
----------------------------------------------------------------------------
                                                    FROM         INCEPTION
FUND                                      1 YEAR    INCEPTION    DATE
----------------------------------------------------------------------------
Growth                                                           11/28/2001
Return Before Taxes                       15.62%    -6.73%
Return After Taxes on Distributions       15.62%    -6.73%
Return After Taxes on Distributions
    and Sale of Fund Shares               10.15%    -5.69%
----------------------------------------------------------------------------
Select(1)                                                         01/31/2003
Return Before Taxes                        N/A       19.94%
Return After Taxes on Distributions        N/A       19.94%
Return After Taxes on Distributions
    and Sale of Fund Shares                N/A       12.96%
----------------------------------------------------------------------------
Ultra                                                             10/29/2001
Return Before Taxes                        18.43%    0.08%
Return After Taxes on Distributions        18.43%    0.08%
Return After Taxes on Distributions
    and Sale of Fund Shares                11.98%    0.07%
----------------------------------------------------------------------------
Vista                                                             07/18/2001
Return Before Taxes                        28.40%    -1.31%
Return After Taxes on Distributions        28.40%    -1.31%
Return After Taxes on Distributions
    and Sale of Fund Shares                18.46%    -1.12%
----------------------------------------------------------------------------
Heritage                                                          06/26/2001
Return Before Taxes                        17.24%    -6.78%
Return After Taxes on Distributions        17.24%    -6.78%
Return After Taxes on Distributions
    and Sale of Fund Shares                11.21%    -5.72%
----------------------------------------------------------------------------
New Opportunities II(1)                                           01/31/2003
Return Before Taxes                        N/A       37.07%
Return After Taxes on Distributions        N/A       37.07%
Return After Taxes on Distributions
    and Sale of Fund Shares                N/A       24.10%
----------------------------------------------------------------------------

(1)  RETURNS REFLECT THE DEDUCTION OF A CONTINGENT DEFERRED SALES CHARGE,
     INCURRED ONLY IF SHARES WERE REDEEMED WITHIN THE FIRST 12 MONTHS AFTER
     PURCHASE.

72

AVERAGE ANNUAL TOTAL RETURNS - R CLASS AS OF OCTOBER 31, 2003
--------------------------------------------------------------------------
                                                  FROM        INCEPTION
FUND                                     1 YEAR   INCEPTION   DATE
--------------------------------------------------------------------------
Growth                                                        08/29/2003
Return Before Taxes                      N/A      4.17%
Return After Taxes on Distributions      N/A      4.17%
Return After Taxes on Distributions
    and Sale of Fund Shares              N/A      2.71%
--------------------------------------------------------------------------
Ultra                                                         08/29/2003
Return Before Taxes                      N/A      4.50%
Return After Taxes on Distributions      N/A      4.50%
Return After Taxes on Distributions
    and Sale of Fund Shares              N/A      2.93%
--------------------------------------------------------------------------

Balanced

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations pursuant to computation methods prescribed by the SEC for the various classes of Balanced for the 30-day period ended October 31, 2003, the last day of the fund's most recent fiscal year.

FUND           INVESTOR CLASS      INSTITUTIONAL CLASS     ADVISOR CLASS
-----------------------------------------------------------------------------
   Balanced       1.59%               1.79%                   1.35%
-----------------------------------------------------------------------------

Balanced may also elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund the most recent calendar quarter (excluding capital gains) by 4, dividing by the fund's share price (net asset value or maximum offering price) at the end of the period, and then multiplying that amount by 100:

Dividends Earned Over Last Calendar Quarter X 4
-----------------------------------------------  X  100 = Annualized Distribution Rate
          Current Share Price

The annual distribution rate for a fund will differ from the fund's 30-day SEC yield.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex

73

Spot Price); rankings of any mutual fund or mutual fund category tracked by
Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company
Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be  based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended
October 31, 2003, are incorporated herein by reference.

74

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories  referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
   B       Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

75

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The
        Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of credit risk.
        Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of credit risk.
        Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of credit risk.
        Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------

76

FITCH, INC.
--------------------------------------------------------------------------------
BB              Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
                Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B               Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
                currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                DDD obligations have the highest potential for recovery, around
                90%- 100% of outstanding amounts and accrued interest. DD
                indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

                Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or  continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
----------------------------------------------------------------------------------
S&P   MOODY'S   DESCRIPTION
----------------------------------------------------------------------------------
A-1   Prime-1   This indicates that the degree of safety regarding timely payment
      (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
----------------------------------------------------------------------------------
A-2   Prime-2   Capacity for timely payment on commercial paper is satisfactory,
      (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
----------------------------------------------------------------------------------
A-3   Prime-3   Satisfactory capacity for timely repayment. Issues that carry this
      (P-3)     rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
----------------------------------------------------------------------------------

77

NOTE RATINGS
--------------------------------------------------------------------------------
S&P        MOODY'S             DESCRIPTION
--------------------------------------------------------------------------------
SP-1       MIG-1; VMIG-1       Notes are of the highest quality enjoying strong
                               protection from established cash flows of funds
                               for their servicing or from established and
                               broad-based access to the market for refinancing,
                               or both.
--------------------------------------------------------------------------------
SP-2       MIG-2; VMIG-2       Notes are of high quality, with margins of
                               protection ample, although not so large as in the
                               preceding group.
--------------------------------------------------------------------------------
SP-3       MIG-3; VMIG-3       Notes are of favorable quality, with all security
                               elements accounted for, but lacking the
                               undeniable strength of the preceding grades.
                               Market access for refinancing, in particular, is
                               likely to be less well established.
--------------------------------------------------------------------------------
SP-4       MIG-4; VMIG-4       Notes are of adequate quality, carrying specific
                               risk but having protection and not distinctly or
                               predominantly speculative.
--------------------------------------------------------------------------------

78

Notes

79

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

ON THE INTERNET   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

BY MAIL           SEC Public Reference Section
                  Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

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1-800-345-8765

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SH-SAI-37566   0402